UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03091

Name of Fund:    BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Money Market Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17	USD	230	$238,747
Series 2012-2, Class C, 2.64%, 10/10/17		280	285,824
Series 2012-3, Class C, 2.42%, 5/08/18		180	182,696
Series 2012-4, Class B, 1.31%, 11/08/17		105	104,938
Series 2012-4, Class C, 1.93%, 8/08/18		170	169,650
Series 2012-5, Class C, 1.69%, 11/08/18		130	129,132
Series 2013-4, Class B, 1.66%, 9/10/18		70	70,130
Series 2013-4, Class C, 2.72%, 9/09/19		40	40,455
Series 2013-4, Class D, 3.31%, 10/08/19		100	100,335
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1, 1.47%, 7/13/25 (a)(b)		440	437,448
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	241	328,905
Battalion CLO Ltd., Series 2013-4A, Class A1, 1.69%, 10/22/25 (a)(b)		250	249,375
Capital Auto Receivables Asset Trust, Series 2013-1, Class C, 1.74%, 3/20/17	USD	290	285,355
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.66%, 1/20/25 (a)(b)		805	805,000
Cavalry CLO II, Series 2A, Class B1, 2.27%, 1/17/24 (a)(b)		410	410,000
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.78%, 11/07/23 (a)(b)		200	200,912
Series 2012-1A, Class C, 2.18%, 11/07/23 (a)(b)		200	200,908
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		413	412,854
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		250	250,748
Series 2013-1A, Class A, 1.21%, 10/15/20 (a)		250	249,928
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.49%, 10/20/43 (a)(b)		234	217,851
DT Auto Owner Trust:
Series 2011-3A, Class C, 4.03%, 2/15/17 (a)		255	255,863
Series 2012-1A, Class B, 2.26%, 10/16/17 (a)		182	182,661
Series 2012-1A, Class C, 3.38%, 10/16/17 (a)		265	266,363
Series 2012-1A, Class D, 4.94%, 7/16/18 (a)		250	254,624

Asset-Backed Securities	Par (000)		Value
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class C, 1.68%, 1/15/16 (b)	USD	250	$250,711
Series 2012-1, Class D, 2.28%, 1/15/16 (b)		235	235,836
Series 2012-2, Class C, 2.86%, 1/15/19		100	102,820
Series 2012-2, Class D, 3.50%, 1/15/19		105	108,583
Series 2012-4, Class C, 1.39%, 9/15/16		120	120,446
Series 2012-4, Class D, 2.09%, 9/15/16		220	221,289
Series 2012-5, Class C, 2.14%, 9/15/19		115	115,245
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 1.41%, 4/25/25 (a)(b)		320	317,696
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.47%, 10/28/24 (a)(b)		280	278,432
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A1, 1.34%, 10/15/43 (a)		100	100,030
Series 2012-T2, Class A2, 1.99%, 10/15/45 (a)		210	210,924
Series 2013-T1, Class A2, 1.50%, 5/16/44-1/16/46 (a)(b)		590	587,674
Series 2013-T3, Class A3, 1.79%, 5/15/46 (a)		915	900,451
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (a)		310	310,000
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		150	152,685
JG Wentworth XX LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (a)		947	1,076,996
JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)		187	195,863
KKR CLO Trust, Series 2013-1A, Class A1, 1.45%, 7/15/25 (a)(b)		500	495,325
KKR Financial CLO Corp., Series 2007-AA, Class A, 1.02%, 10/15/17 (a)(b)		382	379,482
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.78%, 12/25/34 (b)		78	72,168
Nationstar Mortgage Advance Receivables Trust:
Series 2013-T1A, Class A1, 1.08%, 6/20/44 (a)		510	509,810
Series 2013-T2A, Class A2, 1.68%, 6/20/46 (a)		730	728,090
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.37%, 8/23/27 (b)		285	277,296
Series 2008-3, Class A4, 1.91%, 11/25/24 (b)		330	346,957
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.44%, 6/25/35 (b)		231	229,815

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ABS Asset-Backed Security CDO Collateralized Debt Obligation CLO Collateralized Loan Obligation EUR Euro LIBOR London Interbank Offered Rate	RB Revenue Bond S&P Standard & Poor’s TBA To Be Announced USD US Dollar

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Northwoods Capital Corp./Northwoods Capital Ltd.:
Series 2012-9A, Class A, 1.69%, 1/18/24 (a)(b)	USD	260	$260,000
Series 2012-9A, Class B1, 2.52%, 1/18/24 (a)(b)		255	255,000
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.39%, 7/17/25 (a)(b)		305	302,255
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.68%, 8/23/24 (a)(b)		285	283,575
OZLM Funding Ltd.:
Series 2012-2A, Class A1, 1.75%, 10/30/23 (a)(b)		435	437,827
Series 2013-4A, Class A1, 1.47%, 7/22/25 (a)(b)		495	490,050
PFS Financing Corp., Series 2012-AA, Class A, 1.38%, 2/15/16 (a)(b)		350	350,586
Prestige Auto Receivables Trust:
Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)		254	254,042
Series 2013-1A, Class A3, 1.33%, 5/15/19 (a)		140	139,344
RAAC Trust, Series 2005-SP2, Class 2A, 0.48%, 6/25/44 (b)		416	318,291
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		89	89,233
Series 2012-1, Class B, 2.72%, 5/16/16		135	137,101
Series 2012-1, Class C, 3.78%, 11/15/17-10/15/19 (a)		265	269,264
Series 2012-2, Class C, 3.20%, 2/15/18		425	437,109
Series 2012-3, Class B, 1.94%, 12/15/16-3/15/18		645	649,504
Series 2012-3, Class C, 3.01%, 4/16/18		685	703,115
Series 2012-4, Class C, 2.94%, 12/15/17		20	20,393
Series 2012-5, Class B, 1.56%, 8/15/18		250	252,116
Series 2012-5, Class C, 2.70%, 8/15/18		120	120,756
Series 2012-6, Class B, 1.33%, 5/15/17- 3/15/18		710	705,542
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)		520	518,712
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		980	959,017
Series 2013-3, Class B, 1.19%, 5/15/18		450	444,271
Series 2013-4, Class E, 4.67%, 1/15/20 (a)		515	514,758
Series 2013-A, Class A2, 0.80%, 10/17/16 (a)		150	149,850
Series 2013-A, Class B, 1.89%, 10/15/19 (a)		320	319,808
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		125	125,063
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.46%, 4/25/35 (b)		32	30,820
Scholar Funding Trust:
Series 2011-A, Class A, 1.16%, 10/28/43 (a)(b)		227	225,909
Series 2013-A, Class A, 0.84%, 1/30/45 (a)(b)		911	903,241
SLM Private Credit Student Loan Trust:
Series 2004-B, Class A2, 0.45%, 6/15/21 (b)		585	575,023
Series 2004-B, Class B, 0.72%, 9/15/33 (b)		34	29,114

Asset-Backed Securities	Par (000)		Value
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)	USD	100	$104,929
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		300	327,472
Series 2012-A, Class A1, 1.58%, 8/15/25 (a)(b)		134	134,699
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		445	464,639
Series 2012-C, Class A1, 1.28%, 8/15/23 (a)(b)		380	381,487
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		635	659,235
Series 2012-D, Class A2, 2.95%, 2/15/46 (a)		740	762,085
Series 2012-E, Class A1, 0.93%, 10/16/23 (a)(b)		259	258,628
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		210	205,259
Series 2013-B, Class A1, 0.83%, 7/15/22 (a)(b)		140	139,726
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		915	884,525
SLM Student Loan Trust:
Series 2003-11, Class A6, 0.54%, 12/15/25 (a)(b)		455	454,270
Series 2008-5, Class A4, 1.97%, 7/25/23 (b)		195	203,791
Series 2013-C, Class A1, 1.03%, 2/15/22 (a)(b)		465	465,000
Series 2013-C, Class A2A, 2.94%, 10/15/31		345	348,557
Soundview Home Loan Trust, Series 2005-OPT3, Class A4, 0.48%, 11/25/35 (b)		516	508,604
SpringCastle America Funding LLC, Series 2013-1A, Class A, 3.75%, 4/03/21 (a)		995	985,778
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 1.68%, 9/25/34 (b)		85	60,234
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.48%, 1/25/35 (b)		170	149,940
Vibrant CLO Ltd., Series 2012-1A, Class A1, 1.75%, 7/17/24 (a)(b)		780	780,312
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		520	516,433
Series 2012-D, Class A, 2.15%, 4/17/23		650	633,868
Total Asset-Backed Securities — 7.0%			35,355,486

Common Stocks		Shares
Aerospace & Defense — 1.0%
The Boeing Co.		35,000	4,112,500
Rockwell Collins, Inc.		14,100	956,826

			5,069,326
Airlines — 1.2%
United Continental Holdings, Inc.		196,011	6,019,498
Auto Components — 1.4%
BorgWarner, Inc.		20,060	2,033,883
TRW Automotive Holdings Corp. (c)		72,970	5,203,491

			7,237,374

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 1.7%
Amgen, Inc.	30,700	$3,436,558
Biogen Idec, Inc. (c)	8,300	1,998,308
Celgene Corp. (c)	15,500	2,385,915
Gilead Sciences, Inc. (c)	15,200	955,168

		8,775,949
Capital Markets — 1.0%
The Goldman Sachs Group, Inc.	31,649	5,007,188
Chemicals — 0.2%
Cabot Corp.	25,587	1,092,821
Commercial Banks — 2.8%
Regions Financial Corp.	204,475	1,893,439
SunTrust Banks, Inc.	119,000	3,857,980
U.S. Bancorp	229,050	8,378,649

		14,130,068
Commercial Services & Supplies — 0.4%
Tyco International Ltd.	57,825	2,022,719
Communications Equipment — 1.3%
Brocade Communications Systems, Inc. (c)	158,800	1,278,340
Cisco Systems, Inc.	226,700	5,309,314

		6,587,654
Computers & Peripherals — 3.1%
Apple, Inc.	12,780	6,092,865
EMC Corp.	234,200	5,986,152
NetApp, Inc.	68,300	2,910,946
Western Digital Corp.	15,242	966,343

		15,956,306
Construction & Engineering — 0.6%
KBR, Inc.	92,900	3,032,256
Consumer Finance — 1.5%
Discover Financial Services	152,975	7,731,357
Containers & Packaging — 0.7%
Packaging Corp. of America	66,685	3,807,047
Diversified Financial Services — 5.4%
Bank of America Corp.	675,775	9,325,695
Citigroup, Inc.	179,293	8,697,503
JPMorgan Chase & Co.	185,000	9,562,650

		27,585,848
Electronic Equipment, Instruments & Components — 0.7%
Avnet, Inc.	52,300	2,181,433
TE Connectivity Ltd.	25,200	1,304,856

		3,486,289
Energy Equipment & Services — 2.0%
Halliburton Co.	56,800	2,734,920
Oceaneering International, Inc.	30,650	2,490,006
Schlumberger Ltd.	54,600	4,824,456

		10,049,382
Food & Staples Retailing — 1.8%
CVS Caremark Corp.	146,575	8,318,131
Wal-Mart Stores, Inc.	8,825	652,697

		8,970,828
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	73,275	2,431,997
Medtronic, Inc.	81,500	4,339,875

		6,771,872
Health Care Providers & Services — 1.8%
Aetna, Inc.	44,900	2,874,498

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Envision Healthcare Holdings, Inc. (c)	7,700	$200,431
McKesson Corp.	35,500	4,554,650
Universal Health Services, Inc., Class B	18,700	1,402,313

		9,031,892
Industrial Conglomerates — 2.3%
3M Co.	80,425	9,603,549
General Electric Co.	83,200	1,987,648

		11,591,197
Insurance — 3.4%
Allied World Assurance Co. Holdings AG	1,900	188,841
American Financial Group, Inc.	3,800	205,428
American International Group, Inc.	175,600	8,539,428
The Chubb Corp.	39,025	3,483,371
The Travelers Cos., Inc.	57,275	4,855,202

		17,272,270
Internet Software & Services — 2.3%
AOL, Inc.	40,400	1,397,032
Google, Inc., Class A (c)	11,870	10,397,052

		11,794,084
IT Services — 2.7%
Alliance Data Systems Corp. (c)	6,600	1,395,702
Mastercard, Inc., Class A	14,750	9,923,505
Teradata Corp. (c)	43,600	2,417,184

		13,736,391
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	76,450	3,918,063
Machinery — 1.1%
Ingersoll-Rand PLC	60,100	3,902,894
WABCO Holdings, Inc. (c)	21,600	1,820,016

		5,722,910
Media — 2.6%
Comcast Corp., Class A	193,500	8,736,525
Twenty-First Century Fox, Inc.	139,782	4,682,697

		13,419,222
Multiline Retail — 0.9%
Dillard’s, Inc., Class A	20,130	1,576,179
Macy’s, Inc.	40,700	1,761,089
Nordstrom, Inc.	24,950	1,402,190

		4,739,458
Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.	51,475	6,254,213
Exxon Mobil Corp.	44,100	3,794,364
Marathon Petroleum Corp.	76,082	4,893,594
PBF Energy, Inc.	78,712	1,767,084
Suncor Energy, Inc.	183,060	6,549,887
Tesoro Corp.	34,122	1,500,686

		24,759,828
Paper & Forest Products — 0.9%
Domtar Corp.	29,000	2,303,180
International Paper Co.	49,975	2,238,880

		4,542,060
Pharmaceuticals — 4.6%
AbbVie, Inc.	73,175	3,273,118
Eli Lilly & Co.	52,100	2,622,193
Johnson & Johnson	14,100	1,222,329

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Pharmaceuticals (concluded)
Merck & Co., Inc.		162,415	$7,732,578
Pfizer, Inc.		301,875	8,666,831

			23,517,049
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc.		248,720	4,362,549
Teradyne, Inc. (c)		76,500	1,263,780

			5,626,329
Software — 2.1%
Activision Blizzard, Inc.		59,300	988,531
Microsoft Corp.		55,125	1,836,214
Oracle Corp.		179,700	5,960,649
Symantec Corp.		77,600	1,920,600

			10,705,994
Specialty Retail — 3.0%
Lowe’s Cos., Inc.		182,400	8,684,064
Ross Stores, Inc.		90,000	6,552,000

			15,236,064
Tobacco — 0.7%
Philip Morris International, Inc.		38,150	3,303,409
Trading Companies & Distributors — 0.1%
MRC Global, Inc. (c)		27,600	739,680
Total Common Stocks — 63.4%			322,989,682

Corporate Bonds	Par (000)
Automobiles — 0.0%
General Motors Co.:
4.88%, 10/02/23	USD	115	112,413
6.25%, 10/02/43		50	49,250

			161,663
Capital Markets — 0.2%
The Goldman Sachs Group, Inc.:
5.75%, 1/24/22		159	176,274
3.63%, 1/22/23		475	454,223
Morgan Stanley, 3.80%, 4/29/16		140	147,353

			777,850
Chemicals — 0.2%
LYB International Finance BV:
4.00%, 7/15/23		104	103,104
5.25%, 7/15/43		2	1,967
LyondellBasell Industries NV, 5.00%, 4/15/19		865	952,145

			1,057,216
Commercial Banks — 0.2%
ABN AMRO Bank NV, 6.38%, 4/27/21	EUR	100	150,598
Commerzbank AG, 6.38%, 3/22/19		100	142,776
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)	USD	760	780,520

			1,073,894
Construction & Engineering — 0.0%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (a)		200	205,000
Containers & Packaging — 0.0%
Rock Tenn Co., 4.00%, 3/01/23		89	86,230

Corporate Bonds	Par (000)		Value
Diversified Financial Services — 0.7%
Bank of America Corp.:
3.30%, 1/11/23	USD	820	$768,143
4.10%, 7/24/23		595	591,302
Citigroup, Inc.:
4.45%, 1/10/17		120	129,932
3.38%, 3/01/23		200	190,314
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		645	706,630
4.38%, 8/06/23		203	203,115
JPMorgan Chase & Co.:
3.25%, 9/23/22		163	153,773
3.20%, 1/25/23		220	205,814
Novus USA Trust, Series 2013-1, 1.56%, 2/28/14 (a)(b)		390	389,415

			3,338,438
Diversified Telecommunication Services — 0.8%
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		253	270,710
Level 3 Financing, Inc., 8.13%, 7/01/19		233	249,310
Verizon Communications, Inc.:
3.65%, 9/14/18		990	1,043,156
2.45%, 11/01/22		165	146,302
5.15%, 9/15/23		716	767,399
3.85%, 11/01/42		1,023	807,812
6.55%, 9/15/43		858	968,628

			4,253,317
Electric Utilities — 0.4%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		85	109,033
5.95%, 12/15/36		136	138,886
Duke Energy Carolinas LLC, 4.25%, 12/15/41		205	193,039
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		655	690,206
Georgia Power Co., 3.00%, 4/15/16		445	464,088
Jersey Central Power & Light Co., 7.35%, 2/01/19		135	161,945
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		140	144,566

			1,901,763
Energy Equipment & Services — 0.4%
Transocean, Inc.:
5.05%, 12/15/16		310	339,725
2.50%, 10/15/17		515	516,382
6.00%, 3/15/18		668	752,680
6.50%, 11/15/20		220	245,574

			1,854,361
Food & Staples Retailing — 0.0%
Wal-Mart Stores, Inc., 4.00%, 4/11/43		178	158,685
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 10/01/18		69	69,030
Edwards Lifesciences Corp., 2.88%, 10/15/18		328	326,709

			395,739
Health Care Providers & Services — 0.3%
Coventry Health Care, Inc., 5.45%, 6/15/21		234	259,928
HCA, Inc., 7.25%, 9/15/20		215	233,813
Tenet Healthcare Corp., 6.25%, 11/01/18		280	298,900
UnitedHealth Group, Inc., 3.38%, 11/15/21		90	89,730
WellPoint, Inc.:
1.88%, 1/15/18		270	267,634

4	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
2.30%, 7/15/18	USD	17	$17,008
Series A, 3.70%, 8/15/21		149	149,617

			1,316,630
Hotels, Restaurants & Leisure — 0.1%
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC:
8.00%, 10/01/20		195	195,000
11.00%, 10/01/21		216	216,000

			411,000
Household Products — 0.1%
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		310	341,000
6.88%, 2/15/21		320	341,600

			682,600
Insurance — 0.7%
American International Group, Inc.:
3.80%, 3/22/17	USD	465	494,533
5.45%, 5/18/17		210	234,741
3.38%, 8/15/20		340	340,207
4.88%, 6/01/22		295	316,465
4.13%, 2/15/24		193	193,133
AXA SA, 5.25%, 4/16/40 (b)	EUR	200	284,749
Manulife Financial Corp., 3.40%, 9/17/15	USD	150	156,286
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)		375	387,012
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	200	308,926
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	225	241,414
5.38%, 6/21/20		340	383,544

			3,341,010
IT Services — 0.1%
International Business Machines Corp., 3.38%, 8/01/23		435	429,170
Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 6.00%, 3/01/20		160	180,173
Media — 0.7%
CBS Corp.:
4.63%, 5/15/18		90	98,536
8.88%, 5/15/19		155	198,143
5.75%, 4/15/20		70	78,186
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22		100	140,973
Comcast Corp.:
5.88%, 2/15/18		328	382,684
4.65%, 7/15/42		540	513,504
COX Communications, Inc.:
2.95%, 6/30/23 (a)		141	121,703
8.38%, 3/01/39 (a)		623	738,978
4.70%, 12/15/42 (a)		13	10,528
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22		200	186,670
NBCUniversal Media LLC:
5.15%, 4/30/20		510	578,322
4.38%, 4/01/21		490	527,512
4.45%, 1/15/43		188	173,754

			3,749,493
Metals & Mining — 0.2%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23		285	287,185

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
5.00%, 9/30/43	USD	113	$115,089
Novelis, Inc., 8.75%, 12/15/20		420	460,950

			863,224
Multi-Utilities — 0.1%
Dominion Resources, Inc., 1.95%, 8/15/16		365	372,442
Oil, Gas & Consumable Fuels — 1.1%
CONSOL Energy, Inc., 8.25%, 4/01/20		36	38,610
Energy Transfer Partners LP:
4.15%, 10/01/20		340	349,423
3.60%, 2/01/23		430	400,539
Enterprise Products Operating LLC, 4.45%, 2/15/43		140	123,851
Laredo Petroleum, Inc., 7.38%, 5/01/22		180	190,800
Linn Energy LLC/Linn Energy Finance Corp., 6.75%, 11/01/19 (a)		220	207,350
MEG Energy Corp., 6.50%, 3/15/21 (a)		610	614,575
Murphy Oil Corp.:
2.50%, 12/01/17		317	314,643
4.00%, 6/01/22		71	67,897
3.70%, 12/01/22		165	153,790
Noble Energy, Inc.:
8.25%, 3/01/19		150	187,444
4.15%, 12/15/21		150	156,161
6.00%, 3/01/41		180	202,559
Noble Holding International Ltd.:
3.95%, 3/15/22		60	57,875
5.25%, 3/15/42		260	236,761
Novatek OAO via Novatek Finance Ltd., 4.42%, 12/13/22 (a)		200	183,500
Peabody Energy Corp.:
6.00%, 11/15/18		33	32,917
6.25%, 11/15/21		197	191,090
Range Resources Corp., 5.75%, 6/01/21		65	68,250
Shell International Finance BV, 4.55%, 8/12/43		293	288,657
Sibur Securities Ltd., 3.91%, 1/31/18 (a)		200	190,000
Total Capital International SA, 3.70%, 1/15/24		595	597,665
Western Gas Partners LP:
5.38%, 6/01/21		272	290,893
4.00%, 7/01/22		160	155,282
The Williams Cos., Inc.:
7.88%, 9/01/21		131	156,228
3.70%, 1/15/23		450	406,412

			5,863,172
Paper & Forest Products — 0.2%
International Paper Co., 4.75%, 2/15/22		783	824,621
Pharmaceuticals — 0.0%
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		115	114,142
Real Estate Investment Trusts (REITs) — 0.0%
Ventas Realty LP/Ventas Capital Corp., 2.70%, 4/01/20		73	69,574
Vornado Realty LP, 5.00%, 1/15/22		150	157,272

			226,846
Real Estate Management & Development — 0.1%
Realogy Group LLC, 7.88%, 2/15/19 (a)(d)		355	387,837
Road & Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 3/15/23		329	309,583

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Software — 0.0%
First Data Corp., 7.38%, 6/15/19 (a)	USD	115	$121,037
Oracle Corp., 3.63%, 7/15/23		16	15,957

			136,994
Specialty Retail — 0.0%
QVC, Inc., 7.50%, 10/01/19 (a)		240	258,270
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.38%, 6/15/15		720	734,400
Trading Companies & Distributors — 0.1%
United Rentals North America, Inc., 7.63%, 4/15/22		440	478,500
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 2.38%, 9/08/16		480	488,064
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		216	194,774
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		418	472,784
MetroPCS Wireless, Inc., 7.88%, 9/01/18		15	16,219
SBA Tower Trust, 5.10%, 4/15/42 (a)		40	43,178
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		480	562,800
Sprint Corp., 7.88%, 9/15/23 (a)		175	178,500

			1,956,319
Total Corporate Bonds — 7.4%			37,900,582

Foreign Agency Obligations
Caixa Economica Federal, 2.38%, 11/06/17 (a)		175	163,625
Nexen, Inc.:
5.88%, 3/10/35		20	20,701
7.50%, 7/30/39		180	220,911
Petrobras International Finance Co., 3.88%, 1/27/16		740	763,524
Sberbank of Russia Via SB Capital SA, 6.13%, 2/07/22		200	209,500
Total Foreign Agency Obligations — 0.3%			1,378,261

Foreign Government Obligations
Brazil — 0.0%
Federative Republic of Brazil, 7.13%, 1/20/37		100	117,500
Mexico — 0.1%
United Mexican States, 4.00%, 10/02/23		745	740,344
Russia — 0.1%
Russian Federation, 7.50%, 3/31/30 (e)		368	433,946
South Africa — 0.1%
Republic of South Africa, 5.50%, 3/09/20		300	322,125
Total Foreign Government Obligations — 0.3%			1,613,915

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 0.8%
Countrywide Alternative Loan Trust:
Series 2006-OA21, Class A1, 0.37%, 3/20/47 (b)	USD	1,925	$1,329,146
Series 2007-22, Class 2A16, 6.50%, 9/25/37		1,366	1,053,388
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.38%, 4/25/46 (b)		203	151,637
Series 2006-OA5, Class 3A1, 0.38%, 4/25/46 (b)		320	248,788
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		568	566,034
Series 2011-5R, Class 2A1, 2.72%, 8/27/46 (a)(b)		424	394,376
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 3A1, 2.59%, 8/25/35 (b)		111	97,756
Impac Secured Assets CMN Owner Trust,
Series 2004-3, Class 1A4, 0.98%, 11/25/34 (b)		85	78,267
Residential Accredit Loans, Inc. Trust,
Series 2006-QO2, Class A1, 0.40%, 2/25/46 (b)		250	108,165

			4,027,557
Commercial Mortgage-Backed Securities — 4.2%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47		419	422,625
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		30	31,352
Series 2007-3, Class A1A, 5.86%, 6/10/49 (b)		469	513,103
Series 2007-3, Class A4, 5.86%, 6/10/49 (b)		280	311,675
Series 2007-3, Class AM, 5.86%, 6/10/49 (b)		245	270,730
Banc of America Large Loan Trust,
Series 2010-HLTN, Class HLTN, 2.48%, 11/15/15 (a)(b)		345	345,129
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		70	75,012
Series 2006-PW14, Class A1A, 5.19%, 12/11/38		426	469,379
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		288	317,897
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		286	318,563
Series 2007-PW17, Class A3, 5.74%, 6/11/50		378	389,374
Citigroup Commercial Mortgage Trust:
Series 2005-C3, Class AJ, 4.96%, 5/15/43 (b)		430	436,019
Series 2008-C7, Class A4, 6.34%, 12/10/49 (b)		930	1,059,801
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (b)		40	45,271

6	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class AM, 5.35%, 12/10/46	USD	275	$301,441
Series 2006-CD3, Class AM, 5.65%, 10/15/48		250	273,262
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		130	141,020
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		285	266,401
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		280	269,517
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		50	52,020
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A3, 0.45%, 4/15/22 (a)(b)		360	343,064
Deutsche Bank ReREMIC Trust:
Series 2011-C32, Class A3A, 5.94%, 6/17/49 (a)(b)		205	229,600
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)		728	727,955
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		214	213,898
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		225	219,880
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class AAB, 4.70%, 12/10/41		1,001	1,010,441
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class A4, 5.74%, 12/10/49		120	134,784
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		160	174,161
Series 2007-GG9, Class AM, 5.48%, 3/10/39		40	42,146
Series 2007-GG9, Class AMFX, 5.48%, 3/10/39		25	26,142
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		460	404,667
GS Mortgage Securities Trust:
Series 2006-GG8, Class AJ, 5.62%, 11/10/39		175	167,309
Series 2006-GG8, Class AM, 5.59%, 11/10/39		90	97,514
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		280	282,813
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.63%, 12/12/44 (b)		260	280,944
Series 2006-LDP9, Class AM, 5.37%, 5/15/47		80	85,605
Series 2007-CB18, Class A1A, 5.43%, 6/12/47 (b)		587	648,378
Series 2007-CB18, Class A3, 5.45%, 6/12/47		122	123,988
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (b)		538	609,033
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		412	458,053
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		419	452,178
Series 2013-C10, Class C, 4.30%, 12/15/47 (b)		100	93,066
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 6.08%, 7/15/44 (b)		120	133,534

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A1A 4.48%, 10/15/29	USD	619	$637,679
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (b)		180	186,655
Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)		501	561,049
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AJ, 5.46%, 11/12/37 (b)		240	252,065
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49		680	761,057
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.58%, 4/12/49 (b)		287	292,622
Series 2007-HQ12, Class AM, 5.76%, 4/12/49 (b)		390	414,060
Series 2007-IQ13, Class A1A, 5.31%, 3/15/44		581	641,484
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		150	160,623
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (b)		219	240,755
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		65	65,875
Morgan Stanley ReREMIC Trust:
Series 2009-IO, Class B, 0.00%, 7/17/56 (a)(f)		338	329,997
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		54	54,129
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (a)		184	182,788
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		160	154,350
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		290	292,268
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (a)		430	425,756
Queens Center Mortgage Trust, Series 2013-QCA, Class D, 3.47%, 1/11/37 (a)(b)		580	481,932
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.12%, 2/16/51 (a)(b)		910	988,241
S2 Hospitality LLC, Series 2012-LV1, Class A, 4.50%, 4/15/25 (a)		24	23,748
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		450	443,445
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.12%, 2/15/51 (b)		210	201,730
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		272	271,046

			21,332,098
Interest Only Commercial Mortgage-Backed Securities — 0.5%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		4,250	246,543
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA, 1.31%, 9/10/46 (b)		1,620	123,930
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.42%, 5/15/45 (b)		1,718	214,966
Series 2013-LC6, Class XA, 1.95%, 1/10/46 (b)		3,539	354,304
GS Mortgage Securities Corp. II:
Series 2013-GC10, Class XA, 1.92%, 2/10/46 (b)		3,351	369,488

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)	USD	1,760	$95,631
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class XA, 2.20%, 6/15/45 (b)		1,275	131,339
Series 2013-LC11, Class XA, 1.73%, 4/15/46 (b)		1,397	139,849
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, 1.89%, 2/15/46 (b)		1,233	126,866
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.86%, 3/15/45 (a)(b)		2,394	307,510
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.98%, 12/15/45 (a)(b)		2,126	238,760
Series 2013-C15, Class XA, 0.87%, 8/15/46 (b)		2,268	99,836

			2,449,022
Total Non-Agency Mortgage-Backed Securities — 5.5%			27,808,677

Other Interests (c)(g)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII		130	—
Lehman Brothers Holdings, Inc.		490	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)
Capital Markets — 0.0%
State Street Capital Trust IV, 1.25%, 6/01/77 (b)		40	31,200
Commercial Banks — 0.1%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		295	293,525
Diversified Financial Services — 0.0%
JPMorgan Chase & Co., 5.15%, 12/29/49 (b)(h)		152	133,000
Insurance — 0.2%
American International Group, Inc., 8.18%, 5/15/68 (b)		145	169,723
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		100	112,500
Prudential Financial, Inc., 5.88%, 9/15/42 (b)		131	128,380
XL Group PLC, 6.50%, 12/29/49 (b)(h)		415	397,363

			807,966
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25%, 12/19/49 (a)(h)		200	198,000
Total Capital Trusts — 0.3%			1,463,691

Preferred Securities
Preferred Stocks		Shares	Value
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, 8.25% (b)		10,000	$58,400
Freddie Mac, 8.38% (b)		10,000	58,500
Total Preferred Stocks — 0.0%			116,900
Trust Preferreds
Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		16,773	460,754
Total Preferred Securities — 0.4%			2,041,345

Taxable Municipal Bonds		Par (000)
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	215	228,223
5.50%, 6/15/43		255	272,799
Total Taxable Municipal Bonds — 0.1%			501,022

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
FREMF Mortgage Trust:
Series 2012-K23, Class B, 3.78%, 10/25/45 (b)		180	161,908
Series 2012-K706, Class C, 4.16%, 11/25/44 (b)		42	40,070
Series 2012-K711, Class B, 3.68%, 8/25/45 (b)		225	216,835
Series 2013-K31, Class B, 3.74%, 7/25/46		293	256,801
Series 2013-K712, Class B, 3.48%, 12/25/19 (b)		510	479,351
Series 2013-K713, Class B, 3.27%, 4/25/20 (b)		35	32,019

			1,186,984
Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac:
Series K027, Class A2, 2.64%, 1/25/23		410	390,010
Series K031, Class A2, 3.30%, 4/25/23 (b)		655	653,752

			1,043,762
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-52, Class EI, 4.00%, 3/25/43		188	23,292
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac:
Series K019, Class X1, 1.88%, 3/25/22 (b)		624	69,897
Series K021, Class X1, 1.65%, 6/25/22 (b)		886	88,509
Series K707, Class X1, 1.69%, 1/25/47 (b)		1,337	91,545
Series K710, Class X1, 1.91%, 5/25/19 (b)		1,035	86,226
Ginnie Mae, Series 2012-120, Class IO, 1.01%, 2/16/53 (b)		1,397	103,944

			440,121

8	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 15.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28 (i)	USD	4,300	$4,324,187
2.97%, 3/01/41 (b)		116	120,880
3.00%, 10/01/28-10/01/43 (i)		6,450	6,394,167
3.15%, 3/01/41 (b)		129	134,195
3.23%, 12/01/40 (b)		196	205,519
3.35%, 6/01/41 (b)		258	269,704
3.50%, 9/01/41 (b)		187	195,755
3.50%, 7/01/28-10/01/43 (i)		4,457	4,584,739
4.00%, 2/01/25-9/01/43		5,630	5,929,828
4.50%, 2/01/25-10/01/43 (i)		8,170	8,717,883
4.75%, 8/01/38 (b)		204	216,984
5.00%, 4/01/33-10/01/43 (i)		4,616	5,013,983
5.50%, 2/01/35-10/01/43 (i)		2,367	2,584,171
6.00%, 12/01/27-10/01/43 (i)		3,897	4,269,422
6.50%, 5/01/40		995	1,099,584
Freddie Mac Mortgage-Backed Securities:
2.50%, 10/01/28 (i)		1,000	1,005,781
3.00%, 10/01/28-10/01/43 (i)		1,795	1,777,430
3.03%, 2/01/41 (b)		188	196,427
3.50%, 10/01/43 (i)		6,400	6,496,000
4.00%, 10/01/43 (i)		2,800	2,922,843
4.50%, 10/01/41-10/01/43 (i)		2,202	2,342,161
5.00%, 10/01/43 (i)		2,700	2,908,160
5.50%, 10/01/43 (i)		600	650,063
6.00%, 1/01/34		394	434,886
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/43 (i)		1,900	1,877,734
3.50%, 12/15/42-10/15/43 (i)		3,597	3,710,958
4.00%, 11/20/40-10/15/43 (i)		2,622	2,779,931
4.50%, 5/20/41-10/15/43 (i)		4,951	5,350,697
5.00%, 12/15/38-10/15/43 (i)		1,978	2,151,400
5.50%, 10/15/43 (i)		700	766,391
7.50%, 3/15/32		7	7,815

			79,439,678
Total U.S. Government Sponsored Agency Securities — 16.1%			82,133,837

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
2.75%, 8/15/42		535	443,465
3.63%, 8/15/43		18,890	18,671,594
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		781	668,001
U.S. Treasury Inflation Indexed Notes:
0.13%, 1/15/23 (d)		2,505	2,436,602
0.38%, 7/15/23		4,898	4,873,093
U.S. Treasury Notes:
0.38%, 8/31/15 (d)		1,460	1,461,711
0.25%, 9/30/15		315	314,533
0.88%, 9/15/16 (d)		5,850	5,892,962
1.50%, 8/31/18 (d)		1,930	1,942,817
1.38%, 9/30/18 (d)		1,890	1,888,671
1.00%, 11/30/19 (d)		5,021	4,789,170
2.13%, 8/31/20		2,565	2,587,644
1.63%, 11/15/22 (d)		1,060	981,411
2.50%, 8/15/23 (d) (j)		4,639	4,592,282
Total U.S. Treasury Obligations — 10.1%			51,543,956
Total Long-Term Investments (Cost — $503,411,781) — 110.6%			563,266,763

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 0.4%
Credit Suisse Securities (USA) LLC, 0.04%, Open
(Purchased on 9/17/13 to be repurchased at $1,728,974, collateralized by U.S. Treasury Notes, 2.00% due at 2/15/23, par and fair value of USD 1,872,000 and $1,782,934, respectively)	USD	1,746	$1,745,640
Credit Suisse Securities (USA) LLC, 0.05%, Open
(Purchased on 9/17/13 to be repurchased at $633,808, collateralized by U.S. Treasury Bonds, 2.75% due at 11/15/42, par and fair value of USD 550,000 and $455,211, respectively)		446	445,500
Total Short-Term Securities (Cost — $2,191,140) — 0.4%			2,191,140

Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $505,602,921*) — 111.0%			565,457,903

Borrowed Bonds		Par (000)
U.S. Treasury Obligations — (0.5)%
U.S. Treasury Bonds, 2.75%, 11/15/42		550	(455,211)
U.S. Treasury Notes, 2.00%, 2/15/23		1,872	(1,782,934)
Total Borrowed Bonds (Proceeds — $2,408,587) — (0.5)%			(2,238,145)

TBA Sale Commitments (i)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28		900	(905,063)
4.00%, 10/01/28-10/01/43		2,500	(2,639,110)
3.50%, 10/01/43		3,000	(3,053,906)
4.50%, 10/01/43		2,900	(3,097,110)
5.00%, 10/01/43		3,200	(3,470,000)
5.50%, 10/01/43		1,000	(1,089,219)
6.00%, 10/01/43		2,000	(2,187,500)
Freddie Mac Mortgage-Backed Securities:
4.00%, 10/01/43		1,000	(1,045,156)
4.50%, 10/01/43		300	(319,313)
5.00%, 10/01/43		1,100	(1,185,723)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/15/43		500	(513,984)
4.00%, 10/15/43		800	(843,750)
4.50%, 10/15/43		2,100	(2,263,406)
Total TBA Sale Commitments (Proceeds — $22,336,254) — (4.4)%			(22,613,240)
Total Investments Net of Borrowed Bonds and TBA Sale Commitments — 106.1%			540,606,518
Liabilities in Excess of Other Assets — (6.1)%			(31,132,478)

Net Assets — 100.0%			$509,474,040

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$508,124,277

Gross unrealized appreciation	$64,628,435
Gross unrealized depreciation	(7,294,809)

Net unrealized appreciation	$57,333,626

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	All, or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a zero-coupon bond. Rate shown reflects the annualized yield at date of purchase.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(201,125)	$78
Citigroup Global Markets, Inc.	—	$3,828
Credit Suisse Securities (USA) LLC	$5,102,844	$82,781
Deutsche Bank Securities, Inc.	$4,401,755	$62,292
Goldman Sachs & Co.	$9,635,457	$305,019
J.P. Morgan Securities LLC	$(2,037,250)	$(98,516)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(513,984)	$(19,516)
Morgan Stanley & Co. LLC	$3,094,687	$95,627
Nomura Securities International, Inc.	—	$(4,703)

(j)	All or a portion of security has been pledged in connection with open financial futures contracts.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.00%	10/24/12	Open	$327,932	$327,932
BNP Paribas Securities Corp.	0.09%	5/10/13	Open	2,108,700	2,109,459
BNP Paribas Securities Corp.	0.08%	5/14/13	Open	1,048,075	1,048,401
Credit Suisse Securities (USA) LLC	0.02%	9/17/13	Open	4,726,016	4,726,050
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.00%	9/30/13	10/01/13	2,266,875	2,266,875
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.11%	9/30/13	10/01/13	1,890,000	1,890,006
BNP Paribas SA	0.10%	9/30/13	10/01/13	1,461,825	1,461,829
Credit Suisse Securities (USA) LLC	0.05%	9/30/13	10/01/13	3,606,716	3,606,721
Deutsche Bank Securities, Inc.	0.06%	9/30/13	10/01/13	5,893,875	5,893,885
Total				$23,330,014	$23,331,158

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

10	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
24	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	5,962,800	$15,349
26	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	6,450,275	2,553
2	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	497,450	1,196
21	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2013	USD	2,541,984	8,120
477	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2013	USD	105,066,704	171,799
55	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2013	USD	7,335,625	92,325
(127)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	USD	16,051,609	(267,437)
(91)	Ultra Treasury Bonds	Chicago Board of Trade	December 2013	USD	12,930,531	(180,508)
Total						$(156,603)

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
USD	372,964	EUR	275,985	Deutsche Bank AG	10/24/13	$(424)

•	Centrally cleared credit default swaps - buy protection outstanding as of September 30, 2013 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized (Depreciation)
CDX.NA.HY Series 20 Version 1	5.00%	Chicago Mercantile	6/20/18	USD	1,955	$(41,688)

•	Over-the-counter credit default swaps - buy protection outstanding as of September 30, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	720	$(40,921)	$14,384	$(55,305)

•	Over-the-counter credit default swaps - sold protection outstanding as of September 30, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD	270	$(15,880)	$(38,215)	$22,335
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	1,670	(162,018)	(164,246)	2,228
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	1,670	(162,017)	(166,323)	4,306
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	120	(12,794)	(17,794)	5,000
Total							$(352,709)	$(386,578)	$33,869

[1]	Using S&P rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.50%[1]	3-month LIBOR	Chicago Mercantile	8/02/13		8/02/15	USD	46,710	$(79,439)
0.48%[1]	3-month LIBOR	Chicago Mercantile	9/23/13		9/23/15	USD	47,100	(24,298)
1.17%[1]	3-month LIBOR	Chicago Mercantile	9/30/13	[2]	3/02/16	USD	4,655	(13,545)
1.24%[1]	3-month LIBOR	Chicago Mercantile	9/30/13	[2]	3/03/16	USD	18,620	(67,963)
3.94%[3]	3-month LIBOR	Chicago Mercantile	9/30/13	[2]	8/29/19	USD	4,655	11,295
4.02%[3]	3-month LIBOR	Chicago Mercantile	9/30/13	[2]	9/04/19	USD	18,620	57,573
3.72%[3]	3-month LIBOR	Chicago Mercantile	9/03/13		9/03/43	USD	4,200	38,419
Total								$(77,958)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	Over-the-counter interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.56%[1]	3-month LIBOR	Deutsche Bank AG	7/02/12	7/02/14	USD	16,000	$(42,494)	—	$(42,494)
2.57%[2]	3-month LIBOR	Deutsche Bank AG	10/27/10	10/27/20	USD	300	10,835	—	10,835
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/11	5/16/21	USD	550	(43,947)	—	(43,947)
1.75%[2]	3-month LIBOR	Citibank N.A.	12/14/12	12/14/22	USD	300	(20,969)	—	(20,969)
2.16%[1]	3-month LIBOR	Bank of America N.A.	5/28/13	5/28/23	USD	200	8,327	—	8,327
2.31%[1]	3-month LIBOR	Deutsche Bank AG	5/31/13	5/31/23	USD	200	5,663	—	5,663
3.04%[1]	3-month LIBOR	Bank of America N.A.	5/24/13	5/24/43	USD	3,245	338,777	—	338,777
3.05%[1]	3-month LIBOR	Deutsche Bank AG	5/24/13	5/24/43	USD	1,725	177,761	—	177,761
Total							$433,953	—	$433,953

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

12	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$25,126,376	$10,229,110	$35,355,486
Common Stocks	$322,989,682	—	—	322,989,682
Corporate Bonds	—	37,511,167	389,415	37,900,582
Foreign Agency Obligations	—	1,378,261	—	1,378,261
Foreign Government Obligations	—	1,613,915	—	1,613,915
Non-Agency Mortgage-Backed Securities	—	26,295,890	1,512,787	27,808,677
Other Interests	—	—	—	—
Preferred Securities	577,654	1,463,691	—	2,041,345
Taxable Municipal Bonds	—	501,022	—	501,022
U.S. Government Sponsored Agency Securities	—	82,133,837	—	82,133,837
U.S. Treasury Obligations	—	51,543,956	—	51,543,956
Short-Term Securities:
Borrowed Bond Agreements	—	2,191,140	—	2,191,140
Liabilities:
Investments:
Borrowed Bonds	—	(2,238,145)	—	(2,238,145)
TBA Sale Commitments	—	(22,613,240)	—	(22,613,240)
Total	$323,567,336	$204,907,870	$12,131,312	$540,606,518

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$33,869	—	$33,869
Interest rate contracts	$291,342	648,650	—	939,992
Liabilities:
Credit contracts	—	(96,993)	—	(96,993)
Foreign currency exchange contracts	—	(424)	—	(424)
Interest rate contracts	(447,945)	(292,655)	—	(740,600)
Total	$(156,603)	$292,447	—	$135,844

[1]    Derivative financial instruments are swaps, foreign currency exchange contracts and financial futures contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,651,968	—	—	$6,651,968
Foreign currency at value	19,549	—	—	19,549
Cash pledged for centrally cleared swaps	390,000	—	—	390,000
Liabilities:
Reverse repurchase agreements	—	$(23,331,158)	—	(23,331,158)
Total	$7,061,517	$(23,331,158)	—	$(16,269,641)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	13

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2012	$6,264,977	$1,102,750	$2,753,218	$351,180	$10,472,125
Transfers into Level 3	780,000	—	—	—	780,000
Transfers out of Level 3	(1,499,758)	—	(1,291,856)	(351,180)	(3,142,794)
Accrued discounts/premiums	1,746	(39)	1,735	—	3,442
Net realized gain (loss)	17,520	(166)	8,909	—	26,263
Net change in unrealized appreciation/depreciation[1]	(11,853)	(3,130)	(66,340)	—	(81,323)
Purchases	7,352,071	390,000	397,173	—	8,139,244
Sales	(2,675,593)	(1,100,000)	(290,052)	—	(4,065,645)
Closing Balance, as of September 30, 2013	$10,229,110	$389,415	$1,512,787	—	$12,131,312

[1]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2013 was $(35,969).

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

14	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.1%
Precision Castparts Corp.	19,111	$4,342,784
United Technologies Corp.	27,120	2,924,078

		7,266,862
Biotechnology — 4.8%
Gilead Sciences, Inc. (a)	49,105	3,085,758
Regeneron Pharmaceuticals, Inc. (a)	5,067	1,585,312
United Therapeutics Corp. (a)	28,109	2,216,395

		6,887,465
Chemicals — 1.0%
Monsanto Co.	13,917	1,452,517
Consumer Finance — 1.5%
Discover Financial Services	42,853	2,165,791
Diversified Financial Services — 1.2%
Moody’s Corp.	24,953	1,754,944
Diversified Telecommunication Services — 0.8%
Vivendi SA	49,808	1,145,747
Electrical Equipment — 3.2%
Eaton Corp. PLC	44,441	3,059,318
Roper Industries, Inc.	11,350	1,508,075

		4,567,393
Energy Equipment & Services — 1.5%
FMC Technologies, Inc. (a)(b)	39,316	2,178,893
Food Products — 2.1%
Kellogg Co.	26,327	1,546,185
Mondelez International, Inc., Class A	45,833	1,440,073

		2,986,258
Health Care Providers & Services — 1.0%
Catamaran Corp. (a)	32,024	1,471,503
Hotels, Restaurants & Leisure — 2.4%
Melco Crown Entertainment Ltd. — ADR (a)	57,907	1,843,180
Wynn Resorts Ltd.	10,161	1,605,540

		3,448,720
Industrial Conglomerates — 1.2%
Danaher Corp.	24,391	1,690,784
Insurance — 1.6%
American International Group, Inc.	46,911	2,281,282
Internet & Catalog Retail — 7.1%
Amazon.com, Inc. (a)	16,357	5,113,852
Expedia, Inc.	33,436	1,731,650
priceline.com, Inc. (a)	3,322	3,358,376

		10,203,878

Common Stocks	Shares	Value
Internet Software & Services — 19.0%
eBay, Inc. (a)	63,205	$3,526,207
Equinix, Inc. (a)	11,866	2,179,191
Facebook, Inc., Class A (a)	41,700	2,095,008
Google, Inc., Class A (a)	7,843	6,869,762
LinkedIn Corp., Class A (a)	13,043	3,209,361
Pandora Media, Inc. (a)	22,782	572,512
SINA Corp. (a)	27,430	2,226,493
Yahoo!, Inc. (a)	103,564	3,434,182
Yandex NV (a)	49,674	1,809,127
Yelp, Inc. (a)	21,037	1,392,229

		27,314,072
IT Services — 6.1%
Alliance Data Systems Corp. (a)(b)	8,812	1,863,474
Mastercard, Inc., Class A	2,322	1,562,195
Visa, Inc., Class A	27,703	5,294,043

		8,719,712
Media — 13.5%
Comcast Corp., Class A	66,501	3,002,520
Liberty Global PLC, Class A (a)	42,653	3,384,516
Sirius XM Radio, Inc.	827,616	3,202,874
Time Warner, Inc.	40,050	2,635,691
Viacom, Inc., Class B	48,657	4,066,752
The Walt Disney Co.	48,079	3,100,615

		19,392,968
Oil, Gas & Consumable Fuels — 3.1%
Cabot Oil & Gas Corp.	37,148	1,386,363
EOG Resources, Inc.	5,863	992,489
Gulfport Energy Corp. (a)	31,085	2,000,009

		4,378,861
Personal Products — 1.3%
The Estee Lauder Cos., Inc., Class A	26,226	1,833,197
Pharmaceuticals — 6.4%
AbbVie, Inc.	73,888	3,305,010
Allergan, Inc.	37,348	3,378,127
Valeant Pharmaceuticals International, Inc. (a)	24,183	2,523,012

		9,206,149
Professional Services — 1.2%
Verisk Analytics, Inc., Class A (a)	25,500	1,656,480
Road & Rail — 1.9%
Union Pacific Corp.	17,184	2,669,363
Software — 5.2%
Autodesk, Inc. (a)	40,429	1,664,462
Citrix Systems, Inc. (a)	27,180	1,919,180
ServiceNow, Inc. (a)(b)	22,371	1,162,173
Splunk, Inc. (a)	46,375	2,784,355

		7,530,170

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts
JPY Japanese Yen
USD US Dollar

BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013	15

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail — 0.8%
CarMax, Inc. (a)	24,571	$1,190,956
Textiles, Apparel & Luxury Goods — 3.3%
NIKE, Inc., Class B	42,523	3,088,871
Under Armour, Inc., Class A (a)(b)	20,631	1,639,133

		4,728,004
Trading Companies & Distributors — 0.8%
United Rentals, Inc. (a)(b)	20,101	1,171,687
Wireless Telecommunication Services — 2.5%
Softbank Corp.	52,400	3,639,049
Total Long-Term Investments (Cost — $116,758,375) — 99.6%		142,932,705

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	882,232	$882,232

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (c)(d)(e)	$6,039	6,038,623
Total Short-Term Securities (Cost — $6,920,855) — 4.8%		6,920,855
Total Investments (Cost — $123,679,230*) — 104.4%		149,853,560
Liabilities in Excess of Other Assets — (4.4)%		(6,334,444)

Net Assets — 100.0%		$143,519,116

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$123,894,999

Gross unrealized appreciation	$27,287,169
Gross unrealized depreciation	(1,328,608)

Net unrealized appreciation	$25,958,561

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	314,198	568,034	882,232	$332
BlackRock Liquidity Series, LLC, Money Market Series	$5,672,246	$366,377	$6,038,623	$23,634

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	32,972,000	USD	335,439	BNP Paribas S.A.	10/02/13	$(2,043)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

16	BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$138,147,909	$4,784,796	—	$142,932,705
Short-Term Securities	882,232	6,038,623	—	6,920,855
Total	$139,030,141	$10,823,419	—	$149,853,560

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Foreign currency exchange contracts	$(2,043)	—	—	$(2,043)

[2] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,209	—	—	$1,209
Liabilities:
Collateral on securities loaned at value	—	$(6,038,623)	—	(6,038,623)
Total	$1,209	$(6,038,623)	—	$(6,037,414)

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013	17

Consolidated Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.1%
Tenaris SA — ADR	3,607	$168,735
Australia — 0.4%
Asciano Ltd.	43,294	235,857
Commonwealth Bank of Australia	1,214	80,682
Fortescue Metals Group Ltd.	24,838	110,624
Mesoblast Ltd. (a)	23,924	127,333
National Australia Bank Ltd.	2,792	89,459
Newcrest Mining Ltd.	10,578	116,337
Orica Ltd.	5,543	103,856
QBE Insurance Group Ltd.	14,693	201,217
Westpac Banking Corp.	2,778	84,914

		1,150,279
Austria — 0.0%
Andritz AG	1,405	82,684
Belgium — 0.2%
Anheuser-Busch InBev NV	3,204	317,830
RHJ International (a)	24,918	130,796
RHJ International — ADR (a)	5,827	30,605

		479,231
Brazil — 0.9%
Banco Santander Brasil SA — ADR	21,369	148,515
BR Malls Participacoes SA	9,576	87,365
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	5,508	252,399
Cielo SA	10,391	281,354
Cosan Ltd., Class A	16,787	258,016
Cyrela Brazil Realty SA	21,119	159,705
Hypermarcas SA	27,943	224,422
Itau Unibanco Holding SA, Preference Shares	14,265	201,974
MRV Engenharia e Participacoes SA	36,165	147,349
Petroleo Brasileiro SA — ADR	20,184	312,650
Qualicorp SA (a)	16,409	149,260
SLC Agricola SA	12,839	125,997
Telefonica Brasil SA — ADR	7,419	166,482

		2,515,488
Canada — 2.1%
Agrium, Inc.	3,046	255,955
Athabasca Oil Corp. (a)	34,136	260,150
Bank of Nova Scotia	3,881	222,299
BCE, Inc.	2,567	109,703
Brookfield Asset Management, Inc., Class A	7,327	274,030
Canadian National Railway Co.	2,596	263,157
Canadian Natural Resources Ltd.	10,064	316,412
Canadian Pacific Railway Ltd.	1,073	132,301
Detour Gold Corp. (a)(b)	5,192	44,004
Eldorado Gold Corp.	20,983	141,577
First Quantum Minerals Ltd.	16,189	301,447
Goldcorp, Inc.	26,641	692,932

Common Stocks	Shares	Value
Canada (concluded)
Kinross Gold Corp.	23,281	$117,303
Kinross Gold Corp.	5,428	27,411
Osisko Mining Corp. (a)	22,057	111,564
Rogers Communications, Inc., Class B	3,957	170,191
Shaw Communications, Inc., Class B	14,046	326,179
Silver Wheaton Corp.	10,325	255,750
Suncor Energy, Inc.	1,113	39,823
Suncor Energy, Inc. — NY Shares	25,749	920,670
Teck Resources Ltd., Class B	5,316	142,681
TELUS Corp.	3,703	122,732
The Toronto-Dominion Bank	1,818	163,683
Valeant Pharmaceuticals International, Inc. (a)	1,213	126,552

		5,538,506
Chile — 0.1%
Banco Santander Chile — ADR	5,293	139,153
Sociedad Quimica y Minera de Chile SA — ADR	2,073	63,330

		202,483
China — 0.5%
Beijing Enterprises Holdings Ltd.	74,819	540,986
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	715,816	82,312
China BlueChemical Ltd., Class H	167,739	98,995
Dongfeng Motor Group Co. Ltd., Class H	41,800	63,590
Haitian International Holdings Ltd.	51,898	119,418
Jiangxi Copper Co. Ltd.	68,000	134,307
Sinopharm Group Co. Ltd., H Shares	56,795	142,553
Zhongsheng Group Holdings Ltd.	96,925	152,750

		1,334,911
Denmark — 0.1%
TDC A/S	16,222	137,265
France — 3.1%
Arkema SA	1,204	134,169
AtoS	3,551	277,268
AXA SA	17,288	401,234
BNP Paribas SA	13,593	919,492
Cap Gemini SA	2,755	163,837
Casino Guichard Perrachon SA	1,190	122,667
Compagnie de Saint-Gobain	12,418	616,336
European Aeronautic Defence & Space Co. NV	15,272	973,166
Eutelsat Communications SA	2,985	94,344
France Telecom SA	7,578	94,889
LVMH Moet Hennessy Louis Vuitton SA	1,393	274,512
Safran SA	21,815	1,343,600
Sanofi	11,379	1,152,430
Sanofi — ADR	713	36,099
Société Générale SA	4,654	231,859
Technip SA	4,373	513,401
Total SA	6,299	365,108
Total SA — ADR	8,328	482,358

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts	KRW Korean Won
	AUD Australian Dollar	LIBOR London Interbank Offered Rate
	BRL Brazilian Real	MXN Mexican Peso
	CAD Canadian Dollar	MYR Malaysian Ringgit
	CHF Swiss Franc	PCL Public Company Limited
	CNY Chinese Yuan	SGD Singapore Dollar
	EUR Euro	S&P Standard & Poor’s
	FKA Formerly Known As GBP British Pound	SPDR Standard & Poor’s Depositary Receipts
	GDR Global Depositary Receipts	THB Thailand Baht
	HKD Hong Kong Dollar	USD US Dollar
	JPY Japanese Yen	ZAR South African Rand

18	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Unibail-Rodamco SE	591	$146,620

		8,343,389
Germany — 2.4%
Allianz SE, Registered Shares	2,827	444,768
BASF SE	1,671	160,250
Bayerische Motoren Werke AG	2,296	246,921
Beiersdorf AG	2,679	237,862
Deutsche Bank AG, Registered Shares	12,665	581,340
Deutsche Boerse AG	2,579	194,092
Deutsche Telekom AG, Registered Shares	43,970	636,832
Fresenius SE & Co. KGaA	3,625	450,293
HeidelbergCement AG	1,949	150,599
Kabel Deutschland Holding AG (a)	3,931	462,139
Lanxess AG	5,226	339,278
Linde AG	1,863	369,188
Muenchener Rueckversicherungs AG, Registered Shares	200	39,096
Siemens AG, Registered Shares	11,001	1,326,702
Telefonica Deutschland Holding AG	19,999	157,870
Volkswagen AG, Preference Shares	3,189	751,907

		6,549,137
Hong Kong — 0.3%
FU JI Food and Catering Services Holdings Ltd. (a)	22,722	4,775
Kunlun Energy Co. Ltd.	120,000	168,057
The Link REIT	58,344	285,252
Sino Biopharmaceutical	76,000	51,518
Sun Hung Kai Properties Ltd.	27,000	367,494
Yuanda China Holdings Ltd.	608,315	47,936

		925,032
India — 0.1%
Cummins India Ltd.	23,378	152,449
Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	146,634	131,692
Telekomunikasi Indonesia Persero Tbk PT	375,500	68,222

		199,914
Ireland — 0.4%
Accenture PLC, Class A	584	43,006
Covidien PLC	8,683	529,142
Eaton Corp. PLC	7,340	505,286

		1,077,434
Israel — 0.1%
Check Point Software Technologies Ltd. (a)	614	34,728
Mobileye, Inc.	7,040	245,696

		280,424
Italy — 0.8%
Eni SpA	40,058	920,861
Intesa Sanpaolo SpA	170,655	353,005
Mediaset SpA (a)	49,566	201,106
Telecom Italia SpA	260,381	210,345
UniCredit SpA	54,130	345,665

		2,030,982
Japan — 7.4%
Aisin Seiki Co. Ltd.	4,620	198,064
Asahi Kasei Corp.	29,900	225,820
Astellas Pharma, Inc.	3,190	162,945
Benesse Holdings, Inc.	2,200	80,018
Bridgestone Corp.	13,000	476,430
Canon, Inc.	9,223	295,314

Common Stocks	Shares	Value
Japan (concluded)
Daihatsu Motor Co. Ltd.	6,900	$134,092
Daikin Industries Ltd.	4,500	240,182
Daito Trust Construction Co. Ltd.	1,500	150,110
Denso Corp.	6,830	320,476
East Japan Railway Co.	7,327	631,476
FANUC Corp.	800	132,582
Fuji Heavy Industries Ltd.	45,260	1,261,199
Futaba Industrial Co. Ltd.	8,870	36,817
Hitachi Chemical Co. Ltd.	10,900	175,961
Hitachi Ltd.	58,200	385,648
Honda Motor Co. Ltd.	14,640	559,582
Hoya Corp.	15,801	373,768
IHI Corp.	40,000	169,145
Inpex Corp.	30,399	359,274
Japan Airlines Co. Ltd.	6,600	399,920
JGC Corp.	14,580	527,866
JSR Corp.	8,600	160,010
Kao Corp.	4,000	124,915
KDDI Corp.	6,100	313,479
Kirin Holdings Co. Ltd.	10,276	150,031
Kubota Corp.	36,880	536,016
Kuraray Co. Ltd.	13,720	164,907
Kyocera Corp.	3,400	181,313
Mitsubishi Corp.	22,390	454,602
Mitsubishi Electric Corp.	15,000	158,279
Mitsubishi Heavy Industries Ltd.	26,000	149,936
Mitsubishi UFJ Financial Group, Inc.	55,300	354,714
Mitsui & Co. Ltd.	69,920	1,019,569
MS&AD Insurance Group Holdings	9,915	259,878
Murata Manufacturing Co. Ltd.	3,840	294,160
Nintendo Co. Ltd.	2,100	237,855
Nippon Telegraph & Telephone Corp.	3,710	193,108
Nitori Holdings Co. Ltd.	2,350	215,202
Nitto Denko Corp.	3,500	228,248
NKSJ Holdings, Inc.	4,900	126,399
Okumura Corp.	29,270	127,333
Otsuka Holdings Co. Ltd.	5,100	147,878
Rakuten, Inc.	15,900	241,355
Rinnai Corp.	2,150	159,775
Rohm Co. Ltd.	4,460	183,916
Ryohin Keikaku Co. Ltd.	2,900	262,150
Shin-Etsu Chemical Co. Ltd.	9,420	577,974
Ship Healthcare Holdings, Inc.	2,000	78,013
Softbank Corp.	1,400	97,227
Sony Financial Holdings, Inc.	14,400	264,560
Sumitomo Corp.	10,200	137,860
Sumitomo Electric Industries Ltd.	13,200	191,987
Sumitomo Mitsui Financial Group, Inc.	15,600	755,437
Suntory Beverage & Food Ltd. (a)	7,100	239,448
Suzuki Motor Corp.	25,961	625,709
Toda Corp.	38,000	130,253
Tokio Marine Holdings, Inc.	30,502	1,000,009
Tokyo Gas Co. Ltd.	92,581	507,799
Toyota Industries Corp.	13,014	563,508
Toyota Motor Corp.	7,700	493,859
Ube Industries Ltd.	66,600	125,807
Unicharm Corp.	2,800	163,859
West Japan Railway Co.	2,800	120,049
Yamada Denki Co. Ltd.	70,900	209,710

		20,024,785
Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC — GDR	15,213	217,584

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Luxembourg — 0.1%
RTL Group SA	2,784	$282,513
Malaysia — 0.4%
Axiata Group Bhd	152,251	321,470
IHH Healthcare Bhd (a)	388,400	494,649
Telekom Malaysia Bhd	87,814	141,171

		957,290
Mexico — 0.2%
Fibra Uno Administracion SA de CV	32,091	88,971
Fomento Economico Mexicano SAB de CV - ADR	1,341	130,198
Grupo Televisa S.A.B.	4,540	25,354
Mexichem SAB de CV	29,596	129,038
TF Administradora Industrial S de RL de CV (b)	82,732	164,333

		537,894
Netherlands — 1.0%
Akzo Nobel NV	2,475	162,609
CNH Industrial NV (a)	171	2,191
CNH Industrial NV (a)	76,161	975,593
CNH Industrial NV — NYSE (a)	3,790	48,548
ING Groep NV CVA (a)	32,169	365,021
Koninklijke DSM NV	4,001	301,822
Unilever NV — NY Shares	1,824	68,801
Unilever NV CVA	15,283	583,302
Ziggo NV	7,882	319,397

		2,827,284
Norway — 0.2%
Statoil ASA	24,836	564,105
Philippines — 0.0%
Philippine Long Distance Telephone Co. — ADR	1,712	116,142
Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	22,063	131,289
Russia — 0.2%
Federal Hydrogenerating Co. JSC — ADR	67,279	105,628
Novorossiysk Commercial Sea Port PJSC — GDR	14,557	117,912
Sberbank	90,773	273,762

		497,302
Singapore — 0.5%
CapitaLand Ltd.	127,700	314,881
Keppel Corp. Ltd.	25,450	211,578
Oversea-Chinese Banking Corp. Ltd.	34,400	282,691
Raffles Medical Group Ltd.	39,300	98,686
Singapore Press Holdings Ltd. (b)	20,370	66,738
Singapore Telecommunications Ltd.	128,300	382,089

		1,356,663
South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	40,608	144,544
MTN Group Ltd.	3,833	74,852

		219,396
South Korea — 0.9%
Cheil Industries, Inc.	1,360	115,999
Hyundai Motor Co.	1,556	363,035
KT Corp. — ADR	4,739	79,473
Samsung Electronics Co. Ltd.	1,441	1,832,943
Samsung Heavy Industries Co. Ltd.	3,980	159,153

		2,550,603
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA (a)	39,466	223,333
Banco Santander SA	36,716	299,351

Common Stocks	Shares	Value
Spain (concluded)
Telefonica SA	20,914	$325,131
Telefonica SA — ADR	4,511	69,830

		917,645
Sweden — 0.2%
Boliden AB	8,506	127,352
Svenska Handelsbanken AB, Class A	8,900	380,783

		508,135
Switzerland — 1.9%
Credit Suisse Group AG	7,665	234,410
Glencore Xstrata PLC	16,496	89,826
Nestle SA, Registered Shares	20,174	1,406,816
Novartis AG, Registered Shares	7,850	603,808
Roche Holding AG	5,723	1,544,485
Swisscom AG, Registered Shares	398	191,249
Syngenta AG, Registered Shares	1,860	760,195
TE Connectivity Ltd.	1,091	56,492
UBS AG, Registered Shares	13,068	267,834

		5,155,115
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	54,341	142,182
Chunghwa Telecom Co. Ltd. — ADR	3,495	110,372
Far EasTone Telecommunications Co. Ltd.	58,635	146,088
Yulon Motor Co. Ltd.	65,059	108,934

		507,576
Thailand — 0.2%
Bangkok Dusit Medical Services PCL, Class F	51,400	207,046
PTT Global Chemical PCL	86,252	205,428

		412,474
United Arab Emirates — 0.1%
Al Noor Hospitals Group PLC (a)	13,704	181,256
NMC Health PLC	23,526	124,505

		305,761
United Kingdom — 3.9%
Antofagasta PLC	20,483	271,278
AstraZeneca PLC	8,604	447,282
Barratt Developments Plc	27,793	138,457
BG Group PLC	44,559	850,621
BHP Billiton PLC	25,959	763,622
BP PLC	25,265	177,130
BP PLC — ADR	6,967	292,823
BT Group PLC	74,674	413,453
Delta Topco Ltd.	369,427	273,782
Diageo PLC	2,522	80,168
Diageo PLC — ADR	3,228	410,214
Genel Energy PLC (a)	14,378	218,100
GlaxoSmithKline PLC — ADR	760	38,129
Guinness Peat Group PLC	141,366	66,891
HSBC Holdings PLC	87,715	949,376
Invensys PLC	27,039	218,096
Lloyds Banking Group PLC (a)	459,780	547,440
Manchester United PLC, Class A (a)(b)	8,305	144,258
National Grid PLC	42,590	503,102
Pearson PLC	3,891	79,187
Polyus Gold International Ltd.	34,590	107,189
Rio Tinto PLC	21,586	1,053,684
SABMiller PLC	3,915	199,127
Shire PLC	11,941	477,699
SSE PLC	16,354	390,037
Taylor Wimpey Plc	83,216	135,154
Tesco PLC	31,428	182,708
Unilever PLC	5,221	202,995

20	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Unilever PLC — ADR	2,016	$77,777
Vodafone Group PLC	114,197	400,814
Vodafone Group PLC — ADR	12,117	426,276
WPP PLC	5,486	112,738

		10,649,607
United States — 32.1%
3M Co.	3,661	437,160
Abbott Laboratories	7,527	249,821
AbbVie, Inc.	16,496	737,866
ACE Ltd. (c)	8,508	796,008
Activision Blizzard, Inc.	15,770	262,886
Adobe Systems, Inc. (a)	1,328	68,976
AES Corp.	20,102	267,156
Aetna, Inc.	7,351	470,611
Aflac, Inc.	5,217	323,402
Agilent Technologies, Inc.	9,461	484,876
Allergan, Inc.	3,115	281,752
Alliance Data Systems Corp. (a)	345	72,957
Amazon.com, Inc. (a)	1,372	428,942
Amdocs Ltd.	1,210	44,334
American Capital Agency Corp.	6,841	154,401
American Electric Power Co, Inc.	7,155	310,169
American Express Co.	8,725	658,912
American International Group, Inc.	5,123	249,131
American Tower Corp.	4,881	361,829
American Water Works Co., Inc.	6,555	270,590
Ameriprise Financial, Inc.	495	45,085
AmerisourceBergen Corp.	585	35,744
Amgen, Inc.	3,991	446,753
Anadarko Petroleum Corp.	11,878	1,104,535
Apple, Inc. (c)	55	26,221
Arch Capital Group Ltd. (a)	2,254	122,009
Ariad Pharmaceuticals, Inc. (a)	7,219	132,830
Avery Dennison Corp.	3,190	138,829
Avnet, Inc.	993	41,418
AXIS Capital Holdings Ltd.	992	42,964
Bank of America Corp.	64,816	894,461
The Bank of New York Mellon Corp.	8,938	269,838
Baxter International, Inc.	4,602	302,305
BB&T Corp.	11,519	388,766
Beam, Inc.	1,252	80,942
Becton Dickinson & Co.	410	41,008
Berkshire Hathaway, Inc., Class B (a)	4,694	532,816
Biogen Idec, Inc. (a)	1,639	394,606
BorgWarner, Inc.	2,125	215,454
Bristol-Myers Squibb Co.	8,577	396,944
CA, Inc.	1,309	38,838
Calpine Corp. (a)	17,962	349,002
Capital One Financial Corp.	6,289	432,306
Cardinal Health, Inc.	11,459	597,587
Carnival Corp. (c)	4,254	138,851
Celgene Corp. (a)	4,089	629,420
CenterPoint Energy, Inc.	8,203	196,626
CF Industries Holdings, Inc.	215	45,328
Charter Communications, Inc., Class A (a)	3,090	416,408
Chevron Corp.	6,896	837,864
The Chubb Corp.	3,869	345,347
Church & Dwight Co., Inc.	1,969	118,238
Cisco Systems, Inc.	13,933	326,311
Citigroup, Inc.	15,870	769,854
Citrix Systems, Inc. (a)	5,854	413,351
CMS Energy Corp.	7,996	210,455
CNA Financial Corp.	1,266	48,336
Coach, Inc.	8,225	448,509
Cobalt International Energy, Inc. (a)	7,014	174,368

Common Stocks	Shares	Value
United States (concluded)
The Coca-Cola Co.	26,073	$987,645
Colgate-Palmolive Co.	8,946	530,498
Comcast Corp., Class A	25,257	1,140,354
Computer Sciences Corp.	1,131	58,518
Constellation Brands, Inc., Class A (a)	1,157	66,412
Corning, Inc.	19,675	287,058
Crown Castle International Corp. (a)	3,253	237,567
Crown Holdings, Inc. (a)	6,285	265,730
Cubist Pharmaceuticals, Inc. (a)	2,924	185,820
Cummins, Inc.	1,605	213,256
CVS Caremark Corp.	8,263	468,925
Danaher Corp.	4,332	300,294
DaVita HealthCare Partners, Inc. (a)	4,208	239,435
Delphi Automotive PLC	3,465	202,425
Devon Energy Corp.	5,086	293,767
Diamond Offshore Drilling, Inc.	579	36,083
Discover Financial Services	9,613	485,841
DISH Network Corp., Class A	1,230	55,362
Dominion Resources, Inc.	8,612	538,078
Dr. Pepper Snapple Group, Inc.	1,907	85,472
Dresser-Rand Group, Inc. (a)(c)	6,474	403,978
Duke Energy Corp.	4,694	313,465
Eastman Chemical Co.	676	52,660
eBay, Inc. (a)	7,790	434,604
Electronic Arts, Inc. (a)	21,533	550,168
EMC Corp.	46,055	1,177,166
Energizer Holdings, Inc.	415	37,827
Envision Healthcare Holdings, Inc. (a)	5,397	140,484
EOG Resources, Inc.	2,310	391,037
Equity Residential	6,296	337,277
Expedia, Inc.	770	39,878
Express Scripts Holding Co. (a)	4,905	303,031
Facebook, Inc., Class A (a)	5,729	287,825
Fastenal Co.	5,095	256,024
FedEx Corp.	2,753	314,145
Fidelity National Information Services, Inc.	1,167	54,195
FMC Corp.	8,689	623,175
Ford Motor Co.	40,288	679,659
Freeport-McMoRan Copper & Gold, Inc.	16,038	530,537
Freescale Semiconductor Ltd. (a)	31,405	522,893
General Dynamics Corp.	554	48,486
General Electric Co.	64,901	1,550,485
General Mills, Inc.	7,440	356,525
General Motors Co. (a)	17,724	637,532
Gilead Sciences, Inc. (a)	9,878	620,734
The Goldman Sachs Group, Inc.	3,137	496,305
Google, Inc., Class A (a)	2,542	2,226,563
HCA Holdings, Inc.	12,460	532,665
HealthSouth Corp.	5,514	190,123
Helmerich & Payne, Inc.	673	46,403
Hillshire Brands Co.	9,877	303,619
Humana, Inc.	4,946	461,610
International Game Technology	3,583	67,826
International Paper Co.	1,127	50,490
Intuit, Inc.	586	38,858
Intuitive Surgical, Inc. (a)	261	98,206
Johnson & Johnson	2,133	184,910
Johnson Controls, Inc.	4,525	187,788
JPMorgan Chase & Co.	29,694	1,534,883
KBR, Inc.	4,190	136,762
Kimberly-Clark Corp.	3,293	310,266
KLA-Tencor Corp.	618	37,605
The Kroger Co.	1,260	50,828
L-3 Communications Holdings, Inc.	525	49,613
Lear Corp.	804	57,542

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Liberty Media Corp., Class A (a)	3,338	$491,187
Lincoln National Corp.	1,614	67,772
M&T Bank Corp.	2,515	281,479
Macy’s, Inc.	842	36,433
Marathon Oil Corp.	35,415	1,235,275
Marathon Petroleum Corp. (c)	16,807	1,081,026
Mastercard, Inc., Class A	2,282	1,535,284
Mattel, Inc.	6,888	288,332
McDonald’s Corp.	7,219	694,540
McKesson Corp.	3,918	502,679
Mead Johnson Nutrition Co.	6,498	482,541
Medtronic, Inc.	6,579	350,332
Merck & Co., Inc.	14,701	699,915
MetLife, Inc.	9,131	428,700
Mettler-Toledo International, Inc. (a)	812	194,953
Microsoft Corp.	35,687	1,188,734
Monsanto Co.	4,293	448,060
Morgan Stanley	7,016	189,081
Motorola Solutions, Inc.	777	46,138
Murphy Oil Corp.	628	37,881
Murphy USA, Inc. (a)	157	6,341
National Oilwell Varco, Inc.	11,040	862,334
Newmont Mining Corp.	10,798	303,424
NextEra Energy, Inc.	8,836	708,294
Northern Trust Corp.	3,151	171,383
Northrop Grumman Corp.	591	56,299
Occidental Petroleum Corp.	8,095	757,206
Oracle Corp.	56,098	1,860,771
PACCAR, Inc.	4,417	245,850
Parker Hannifin Corp.	430	46,750
PepsiCo, Inc.	10,876	864,642
PerkinElmer, Inc.	5,362	202,415
Perrigo Co.	1,791	220,974
Pfizer, Inc.	59,627	1,711,891
Phillips 66 (c)	10,409	601,848
Platinum Underwriters Holdings Ltd.	1,314	78,485
PPG Industries, Inc.	399	66,657
PPL Corp.	14,770	448,713
Praxair, Inc.	1,278	153,628
Precision Castparts Corp.	2,202	500,382
The Procter & Gamble Co.	16,016	1,210,649
The Progressive Corp.	10,302	280,523
Prudential Financial, Inc.	3,821	297,962
PulteGroup, Inc. (c)	12,890	212,685
QEP Resources, Inc.	10,597	293,431
QUALCOMM, Inc.	19,279	1,298,633
Raytheon Co.	735	56,646
Red Hat, Inc. (a)	5,223	240,989
Reinsurance Group of America, Inc.	550	36,845
RenaissanceRe Holdings Ltd.	1,344	121,672
Rockwell Automation, Inc.	6,230	666,236
Ross Stores, Inc.	558	40,622
Schlumberger Ltd.	13,125	1,159,725
Sealed Air Corp.	8,221	223,529
Sempra Energy	2,313	197,993
Simon Property Group, Inc.	2,073	307,281
SM Energy Co. (c)	4,862	375,298
Southern Copper Corp.	4,136	112,665
The St. Joe Co. (a)	48,579	953,120
Stanley Black & Decker, Inc.	468	42,387
State Street Corp.	6,852	450,519
Stryker Corp.	613	41,433
Symantec Corp.	1,522	37,670
Tenet Healthcare Corp. (a)	4,798	197,630
Textron, Inc.	4,781	132,003
Thermo Fisher Scientific, Inc.	5,861	540,091

Common Stocks	Shares		Value
United States (concluded)
TIBCO Software, Inc. (a)		18,705	$478,661
Time Warner Cable, Inc.		2,282	254,671
Torchmark Corp.		657	47,534
The Travelers Cos., Inc. (c)		6,260	530,660
TRW Automotive Holdings Corp. (a)		3,292	234,753
Twitter, Inc.		15,589	297,750
U.S. Bancorp		17,388	636,053
Union Pacific Corp.		5,632	874,875
United Continental Holdings, Inc. (a)		23,319	716,126
United Parcel Service, Inc., Class B		4,335	396,089
United Technologies Corp.		10,872	1,172,219
UnitedHealth Group, Inc.		7,673	549,464
Universal Health Services, Inc., Class B		9,895	742,026
Unum Group		1,518	46,208
Valero Energy Corp.		1,383	47,229
Valmont Industries, Inc.		298	41,395
Vertex Pharmaceuticals, Inc. (a)		2,512	190,460
Visa, Inc., Class A		8,915	1,703,657
VMware, Inc., Class A (a)		4,020	325,218
Wal-Mart Stores, Inc.		12,168	899,945
Waters Corp. (a)(b)		2,934	311,620
WellPoint, Inc.		2,864	239,459
Wells Fargo & Co.		38,126	1,575,366
Western Digital Corp.		952	60,357
Whiting Petroleum Corp. (a)(c)		7,620	456,057
Williams-Sonoma, Inc. (c)		2,977	167,307
Wyndham Worldwide Corp.		620	37,801
XL Group PLC (c)		15,039	463,502

			86,700,829
Total Common Stocks — 61.7%			166,608,335

Corporate Bonds	Par (000)		Value
Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (d)	USD	25	12,750
Australia — 0.2%
FMG Resources August 2006 Pty Ltd., 6.00%, 4/01/17 (d)		110	112,750
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		336	319,200

			431,950
Brazil — 0.5%
Banco Bradesco SA/Cayman Islands, 4.50%, 1/12/17 (d)		200	207,000
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (d)		149	151,531
Odebrecht Finance Ltd., 5.13%, 6/26/22 (d)		200	193,500
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (d)		214	219,350
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (d)		682	109,120
Petrobras Global Finance BV:
2.00%, 5/20/16		91	90,412
2.41%, 1/15/19 (e)		438	429,678

			1,400,591
Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (d)		57	59,535
Chile — 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/25/15		194	197,554
Banco Santander Chile, 2.13%, 6/07/18 (d)(e)		265	266,325

22	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chile (concluded)
Inversiones Alsacia SA, 8.00%, 8/18/18 (d)	USD	135	$108,471

			572,350
China — 0.0%
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(f)(g)	SGD	400	3,188
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(f)	USD	300	30,000

			33,188
Hong Kong — 0.0%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(f)(g)	CNY	1,900	3,104
India — 0.2%
REI Agro Ltd.:
5.50%, 11/13/14 (d)(g)	USD	220	151,800
5.50%, 11/13/14 (g)		152	104,880
Suzlon Energy Ltd.:
0.00%, 10/11/12 (a)(f)		142	88,040
44.62%, 7/25/14 (g)(h)		190	123,500

			468,220
Ireland — 0.1%
Nara Cable Funding Ltd., 8.88%, 12/01/18 (d)	EUR	100	144,079
Ono Finance II PLC, 10.88%, 7/15/19 (d)	USD	150	159,750

			303,829
Italy — 0.1%
Intesa Sanpaolo SpA, 3.13%, 1/15/16		246	245,643
Luxembourg — 0.2%
Capsugel FinanceCo SCA, 9.88%, 8/01/19 (d)	EUR	100	150,843
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	206	222,480
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22 (d)		200	186,540
TNK-BP Finance SA, 7.50%, 7/18/16 (d)		100	111,750

			671,613
Mexico — 0.0%
Banco Santander Mexico SA, 4.13%, 11/09/22 (d)		150	137,625
Netherlands — 0.6%
Bio City Development Co. BV, 8.00%, 7/06/18 (g)		800	680,000
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.38%, 1/19/17		216	229,832
Volkswagen International Finance NV, 5.50%, 11/09/15 (d)(g)	EUR	300	447,577
Ziggo BV, 3.63%, 3/27/20		100	133,743

			1,491,152
Singapore — 0.4%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	250	199,275
2.95%, 6/20/22 (g)		750	596,329
1.45%, 10/17/23 (g)		250	199,275
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	200	191,850

			1,186,729
South Korea — 0.1%
Export-Import Bank of Korea, 1.25%, 11/20/15		200	200,148
Switzerland — 0.0%
UBS AG, 5.88%, 12/20/17		100	115,452

Corporate Bonds	Par (000)		Value
United Arab Emirates — 0.5%
Dana Gas Sukuk Ltd.:
7.00%, 10/31/17	USD	517	$495,449
9.00%, 10/31/17		517	512,266
Pyrus Ltd., 7.50%, 12/20/15 (d)(g)		200	269,600

			1,277,315
United Kingdom — 0.5%
BAT International Finance PLC, 2.13%, 6/07/17 (d)		157	159,606
Delta Topco Ltd., 10.00%, 11/24/60		305	309,926
Essar Energy PLC, 4.25%, 2/01/16		200	163,000
Lloyds TSB Bank PLC, 13.00% (e)(i)	GBP	255	625,425

			1,257,957
United States — 2.9%
Ally Financial, Inc.:
4.50%, 2/11/14	USD	127	128,157
3.50%, 7/18/16		150	151,500
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		107	106,550
Apple, Inc., 1.00%, 5/03/18		352	339,065
Bank of America Corp.:
2.00%, 1/11/18		221	217,343
1.32%, 3/22/18 (e)		119	119,370
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (g)		33	38,713
Building Materials Corp. of America, 6.88%, 8/15/18 (d)		38	40,613
Cablevision Systems Corp., 5.88%, 9/15/22		101	98,980
CIT Group, Inc., 4.75%, 2/15/15 (d)		180	186,300
Cobalt International Energy, Inc., 2.63%, 12/01/19 (g)		315	333,113
CONSOL Energy, Inc., 8.00%, 4/01/17		230	244,375
Cricket Communications, Inc., 7.75%, 10/15/20		116	131,370
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		82	76,977
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (g)		94	211,441
Daimler Finance North America LLC, 0.87%, 1/09/15 (d)(e)		240	240,848
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18		41	43,050
Ford Motor Credit Co. LLC, 2.38%, 1/16/18		200	198,426
Forest City Enterprises, Inc., 4.25%, 8/15/18 (g)		156	173,453
General Electric Capital Corp.:
5.55%, 5/04/20		161	182,412
Series B, 6.25%, 12/29/49 (e)(i)		200	202,000
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		264	730,950
HSBC USA, Inc., 1.63%, 1/16/18		162	158,797
Hughes Satellite Systems Corp., 7.63%, 6/15/21		58	62,495
Hyundai Capital America:
1.63%, 10/02/15 (d)		63	63,101
2.13%, 10/02/17 (d)		101	100,752
Morgan Stanley, 7.30%, 5/13/19		100	119,654
Mylan, Inc., 3.75%, 9/15/15 (g)		182	527,459
Phibro Animal Health Corp., 9.25%, 7/01/18 (d)		18	19,350
Reliance Holdings USA, Inc., 4.50%, 10/19/20 (d)		250	246,772
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (d)		112	107,380
Salesforce.com, Inc., 0.25%, 4/01/18 (d)(g)		305	327,494

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (concluded)
SunGard Data Systems, Inc., 7.38%, 11/15/18	USD	144	$152,640
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (g)		230	272,837
Texas Industries, Inc., 9.25%, 8/15/20		100	110,000
Verizon Communications, Inc., 2.00%, 9/14/18 (e)		1,210	1,272,315

			7,736,052
Total Corporate Bonds — 6.5%			17,605,203

Floating Rate Loan Interests (e)
Canada — 0.0%
Essar Steel Algoma, Inc. (FKA Algoma Steel, Inc.), Term Loan, 8.75%, 9/19/14		95	96,484
Chile — 0.1%
GNL Quintero, Tranche B Facility, 1.27%, 7/20/23		192	160,810
France — 0.1%
Constellium Holdco BV (Constellium France SAS):
Initial Dollar Term Loan, 6.00%, 3/25/20		78	79,373
Initial Euro Term Loan, 6.50%, 3/25/20		78	106,176

			185,549
United Kingdom — 0.2%
Delta Debtco Ltd., Term Loan, 9.25%, 10/17/19		470	489,387
United States — 0.8%
Cricket Communications, Inc., C Term Loan, 4.75%, 3/08/20		195	194,339
Drillships Financing Holding, Inc.:
Tranche B-1 Term Loan, 6.00%, 3/31/21		150	151,582
Tranche B-2 Term Loan, 5.50%, 7/15/16		75	75,933
Fieldwood Energy LLC, Term Loan (Second Lien), 7.13%, 9/30/20		202	200,848
Hilton Worldwide, Inc. (FKA Hilton Hotels Corp.), Term Loan B2, 3.00%, 9/23/20		917	915,331
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		177	177,261
Univision Communications, Inc., 2013 New First-Lien Term Loan, 4.50%, 3/01/20		311	309,747
Valeant Pharmaceuticals International, Inc., Series E Tranche B Term Loan, 4.50%, 8/05/20		207	208,441

			2,233,482
Total Floating Rate Loan Interests — 1.2%			3,165,712

Foreign Government Obligations		Par (000)	Value
Australia — 1.4%
Commonwealth of Australia:
5.50%, 12/15/13	AUD	647	607,339
5.50%, 4/21/23		1,504	1,590,332
Queensland Treasury Corp.:
6.00%, 9/14/17		979	1,001,841
6.00%, 6/14/21		453	473,784

			3,673,296

Foreign Government Obligations	Par (000)		Value
Brazil — 0.9%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22	BRL	1,913	$2,080,567
Series B, 6.00%, 8/15/24		372	404,249

			2,484,816
Canada — 0.4%
Canadian Government Bond:
4.00%, 6/01/16	CAD	271	281,529
1.50%, 3/01/17		441	427,976
3.50%, 6/01/20		321	337,239

			1,046,744
Germany — 1.7%
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	1,715	2,648,492
3.50%, 7/04/19		1,348	2,090,450

			4,738,942
Hong Kong — 0.4%
Hong Kong Government Bond:
1.67%, 3/24/14	HKD	850	110,329
3.51%, 12/08/14		2,150	287,780
1.69%, 12/22/14		1,250	163,894
0.27%, 12/18/17		1,100	137,773
0.53%, 3/19/18		2,200	277,385
3.56%, 6/25/18		750	107,563

			1,084,724
Malaysia — 0.2%
Federation of Malaysia, 5.09%, 4/30/14	MYR	1,557	483,682
Netherlands — 0.1%
Kingdom of the Netherlands, 1.00%, 2/24/17	USD	313	313,072
United Kingdom — 1.2%
United Kingdom Gilt, 4.75%, 3/07/20	GBP	1,685	3,194,961
Total Foreign Government Obligations — 6.3%			17,020,237

Investment Companies		Shares
ETFS Gold Trust (a)		6,733	880,138
ETFS Palladium Trust (a)		2,088	147,705
ETFS Platinum Trust (a)		1,763	242,095
iShares Gold Trust (a)(j)		57,032	735,142
Market Vectors Gold Miners ETF		23,721	594,448
SPDR Gold Trust (a)		8,462	1,084,575
Total Investment Companies — 1.4%			3,684,103

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.1%
Banc of America Large Loan Trust, Series 2010, Class HLTN, 2.48%, 11/15/15 (d)(e)	USD	340	340,904

24	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities
Capital Trusts	Par (000)		Value
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (d)(e)(i)	USD	39	$39,146
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (e)		174	184,875
United States — 0.2%
Citigroup, Inc., 5.95% (e)(i)		122	113,765
JPMorgan Chase & Co., 5.15%, 12/29/49 (e)(i)		297	259,875
NBCUniversal Enterprise, Inc., 5.25%, 12/19/49 (d)(i)		100	99,000
USB Capital IX, 3.50% (e)(i)		226	171,760

			644,400
Total Capital Trusts — 0.3%			868,421

Preferred Stocks	Shares
United Kingdom — 0.2%
HSBC Holdings PLC, Series 2, 8.00%		6,606	178,692
Royal Bank of Scotland Group PLC:
Series M, 6.40%		4,200	88,116
Series Q, 6.75%		2,350	51,442
Series T, 7.25%		6,421	150,829

			469,079
United States — 0.7%
Cliffs Natural Resources, Inc., 7.00% (g)		5,763	113,934
Fannie Mae, Series S, 8.25% (e)		18,948	110,656
General Motors Co., Series B, 4.75% (g)		5,572	279,436
Health Care REIT, Inc., Series I, 6.50% (g)		3,113	179,153
NextEra Energy, Inc., 5.60% (g)		3,901	214,867
PPL Corp., 8.75% (g)		3,169	170,270
Twitter, Inc.:
Class A Junior		180	3,438
Series D		16,516	315,456
United Technologies Corp., 7.50% (g)		1,978	128,155
US Bancorp:
Series F, 6.50% (e)		5,702	148,195
Series G, 6.00% (e)		3,150	84,861
Wells Fargo & Co., Series L, 7.50% (g)		106	120,576

			1,868,997
Total Preferred Stocks — 0.9%			2,338,076

Trust Preferreds
United States — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (e)		10,236	281,183
Continental Airlines Finance Trust II, 6.00%, 11/15/30 (g)		550	24,217
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (e)		12,762	341,383
Omnicare Capital Trust II, Series B, 4.00%, 6/15/33 (g)		2,166	147,873
RBS Capital Funding Trust VII, Series G, 6.08% (i)		5,452	118,472
Total Trust Preferreds — 0.3%			913,128
Total Preferred Securities — 1.5%			4,119,625

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Notes:
0.25%, 3/31/15	USD	1,512	$1,513,109
2.25%, 3/31/16 (k)		1,922	2,007,530
0.63%, 9/30/17		1,201	1,180,354
1.00%, 5/31/18		2,257	2,227,985
1.38%, 7/31/18-9/30/18		4,137	4,141,567
2.00%, 11/15/21		399	390,023
1.75%, 5/15/22		421	398,828
1.63%, 11/15/22		603	558,108
2.50%, 8/15/23		602	595,985
Total U.S. Treasury Obligations — 4.8%			13,013,489

Warrants (l)	Shares
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		124,320	40,857
Total Warrants — 0.0%			40,857
Total Long-Term Investments (Cost — $202,049,001) — 83.5%			225,598,465

Short-Term Securities
Foreign Agency Obligations (m)	Par (000)
Japan Treasury Discount Bill:
0.03%, 11/11/13	JPY	60,000	610,376
0.03%, 2/10/14		80,000	813,751
0.04%, 12/20/13		30,000	305,176
0.04%, 1/15/14		30,000	305,167
Mexico Cetes:
1.20%, 10/03/13	MXN	10,973	838,054
3.40%, 11/21/13		3,500	266,007
3.47%, 12/26/13		3,094	234,376
3.49%, 1/09/14		3,600	272,310
3.50%, 2/06/14		4,038	304,561
3.53%, 12/19/13		3,613	273,861
Total Foreign Agency Obligations — 1.6%			4,223,639

Money Market Funds	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (j)(n)		384,090	384,090
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (j)(n)(o)	USD	543	543,454
Total Money Market Funds — 0.4%			927,544

Time Deposits	Par (000)		Value
Europe — 0.0%
Bank of America N.A., 0.02%, 10/01/13	EUR	26	35,788

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	25

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Time Deposits	Par (000)		Value
Singapore — 0.1%
Brown Brothers Harriman & Co., 0.01%, 10/01/13	SGD	282	$225,135
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.11%, 10/01/13	GBP	10	16,039
Total Time Deposits — 0.1%			276,962

U.S. Treasury Obligations	Par (000)
U.S. Treasury Bills (m):
0.01%, 10/03/13-2/13/14	USD	24,145	24,144,350
0.02%, 10/10/13		4,698	4,697,972
0.03%, 10/17/13		12,560	12,559,783
0.05%, 12/05/13		1,900	1,899,983
Total U.S. Treasury Obligations — 16.0%			43,302,088
Total Short-Term Securities (Cost — $48,774,618) — 18.1%			48,730,233

Options Purchased	Par (000)	Value
(Cost — $2,503,166) — 0.6%		$1,694,775
Total Investments Before Investments Sold Short and Options Written (Cost — $253,326,785*) — 102.2%		276,023,473
Investments Sold Short	Shares
Japan — 0.0%
Fast Retailing Co. Ltd.	200	(75,430)
United States — 0.0%
Cablevision Systems Corp., Class A	671	(11,300)
Total Investments Sold Short (Proceeds — $67,428) — 0.0%		(86,730)

Options Written
(Premiums Received — $614,718) — (0.2)%		(499,502)
Total Investments Net of Investments Sold Short and Options Written — 102.0%		275,437,241
Liabilities in Excess of Other Assets — (2.0)%		(5,280,143)

Net Assets — 100.0%		$270,157,098

Notes to Consolidated Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$255,026,431

Gross unrealized appreciation	$32,159,817
Gross unrealized depreciation	(11,206,589)

Net unrealized appreciation	$20,953,228

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Convertible security.

(h)	Represents a zero-coupon bond. Rate shown reflects the annualized yield at date of purchase.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	49,835	334,255	[1]	—	384,090	$384,090	$70
BlackRock Liquidity Series LLC, Money
Market Series	$131,800	$411,654	[1]	—	$543,454	$543,454	$1,729
iShares Gold Trust	57,032	—		—	57,032	$735,142	—

[1]	Represents net shares/beneficial interest purchased.

(k)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(l)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(m)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(n)	Represents the current yield as of report date.

(o)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

26	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
9	Nikkei 225 Index	Singapore	December 2013	USD	664,963	$(640)
(24)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	USD	(2,009,100)	23,302
(24)	MSCI Emerging Markets E-Mini Index	New York	December 2013	USD	(1,179,240)	39,229
(4)	Nikkei 225 Index	Chicago Mercantile	December 2013	USD	(295,742)	4,970
Total						$66,861

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	62,048	USD	68,614	Brown Brothers Harriman & Co.	10/01/13	$(4)
EUR	12,410	USD	16,808	Credit Suisse International	10/01/13	(19)
KRW	6,617,445	USD	6,150	Brown Brothers Harriman & Co.	10/01/13	8
USD	159,886	AUD	171,710	Morgan Stanley Capital Services LLC	10/01/13	(302)
USD	11,476	BRL	25,902	Brown Brothers Harriman & Co.	10/01/13	(208)
USD	219,687	JPY	21,593,042	Brown Brothers Harriman & Co.	10/01/13	11
USD	2,678	MYR	8,723	Brown Brothers Harriman & Co.	10/01/13	1
USD	1,968	MYR	6,323	Brown Brothers Harriman & Co.	10/01/13	28
USD	4,067	MYR	13,065	Brown Brothers Harriman & Co.	10/01/13	59
USD	6,499	MYR	20,877	Brown Brothers Harriman & Co.	10/01/13	94
USD	41,659	SGD	52,331	Brown Brothers Harriman & Co.	10/01/13	(55)
USD	2,591	THB	80,797	Brown Brothers Harriman & Co.	10/01/13	8
CHF	29,898	USD	33,056	Credit Suisse International	10/02/13	4
EUR	129,280	USD	174,929	BNP Paribas S.A.	10/02/13	(32)
JPY	1,595,831	USD	16,229	Morgan Stanley Capital Services LLC	10/02/13	6
MXN	88,215	USD	6,701	Citibank N.A.	10/02/13	39
USD	39,334	BRL	88,029	Brown Brothers Harriman & Co.	10/02/13	(199)
USD	33,540	SGD	42,077	Deutsche Bank AG	10/02/13	1
USD	1,916	ZAR	19,113	Brown Brothers Harriman & Co.	10/02/13	13
AUD	290,079	USD	274,000	Credit Suisse International	10/03/13	(3,445)
USD	602,536	AUD	668,000	Credit Suisse International	10/03/13	(20,505)
USD	337,672	EUR	254,812	BNP Paribas S.A.	10/03/13	(7,053)
USD	659,713	JPY	64,446,345	Bank of America N.A.	10/03/13	4,058
USD	667,851	JPY	65,449,440	JPMorgan Chase Bank N.A.	10/03/13	1,992
USD	692,628	JPY	67,891,428	Morgan Stanley Capital Services LLC	10/03/13	1,925
USD	873,751	MXN	10,973,000	Deutsche Bank AG	10/03/13	35,678
AUD	785,000	USD	718,581	Morgan Stanley Capital Services LLC	10/04/13	13,532
USD	700,664	AUD	785,000	Morgan Stanley Capital Services LLC	10/04/13	(31,450)
USD	1,034,870	EUR	779,000	UBS AG	10/04/13	(19,010)
AUD	686,800	USD	644,991	Credit Suisse International	10/10/13	(4,739)
USD	613,958	AUD	686,800	Credit Suisse International	10/10/13	(26,294)
USD	270,228	EUR	203,000	Goldman Sachs International	10/10/13	(4,408)
USD	445,712	GBP	284,400	JPMorgan Chase Bank N.A.	10/10/13	(14,666)
USD	480,338	JPY	46,630,096	Barclays Bank PLC	10/10/13	5,919
JPY	65,088,528	USD	667,000	Deutsche Bank AG	10/11/13	(4,779)
USD	512,806	AUD	573,000	Morgan Stanley Capital Services LLC	10/11/13	(21,320)
USD	1,058,752	GBP	683,000	Deutsche Bank AG	10/11/13	(46,858)
USD	807,691	JPY	78,026,148	BNP Paribas S.A.	10/11/13	13,840
USD	878,002	JPY	86,131,998	Deutsche Bank AG	10/11/13	1,681

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	27

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Foreign currency exchange contracts as of September 30, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	737,000	USD	686,516	BNP Paribas S.A.	10/17/13	$188
USD	662,657	AUD	737,000	BNP Paribas S.A.	10/17/13	(24,046)
USD	684,800	JPY	66,836,445	Credit Suisse International	10/17/13	4,769
AUD	707,000	USD	654,512	Barclays Bank PLC	10/18/13	4,191
USD	630,015	AUD	707,000	Barclays Bank PLC	10/18/13	(28,688)
USD	267,000	BRL	637,623	Morgan Stanley Capital Services LLC	10/18/13	(19,348)
USD	270,000	BRL	659,880	UBS AG	10/18/13	(26,344)
USD	135,000	BRL	326,552	UBS AG	10/18/13	(11,650)
USD	538,215	EUR	404,000	Barclays Bank PLC	10/18/13	(8,361)
USD	644,833	AUD	722,000	Morgan Stanley Capital Services LLC	10/24/13	(27,555)
USD	677,413	EUR	506,000	Morgan Stanley Capital Services LLC	10/24/13	(7,170)
EUR	513,000	JPY	68,289,534	Barclays Bank PLC	10/25/13	(796)
USD	444,482	BRL	1,079,780	Deutsche Bank AG	10/25/13	(39,551)
USD	270,000	BRL	646,164	Deutsche Bank AG	10/25/13	(19,656)
USD	848,999	JPY	84,500,830	JPMorgan Chase Bank N.A.	10/25/13	(10,803)
USD	435,664	JPY	43,348,617	UBS AG	10/25/13	(5,411)
USD	417,810	EUR	315,000	Credit Suisse International	10/31/13	(8,371)
USD	278,517	EUR	210,000	Deutsche Bank AG	10/31/13	(5,604)
USD	696,402	EUR	525,000	UBS AG	10/31/13	(13,899)
USD	682,071	JPY	67,361,308	Bank of America N.A.	10/31/13	(3,360)
USD	419,032	EUR	315,000	Deutsche Bank AG	11/01/13	(7,150)
USD	1,225,868	JPY	121,751,935	Morgan Stanley Capital Services LLC	11/01/13	(13,018)
USD	835,152	JPY	83,014,100	UBS AG	11/01/13	(9,557)
USD	604,871	JPY	59,977,195	BNP Paribas S.A.	11/06/13	(5,442)
USD	536,497	JPY	53,263,400	Credit Suisse International	11/06/13	(5,498)
USD	531,177	JPY	52,692,200	Morgan Stanley Capital Services LLC	11/06/13	(5,006)
CAD	413,668	USD	400,756	Credit Suisse International	11/07/13	459
USD	576,558	JPY	57,050,400	Credit Suisse International	11/07/13	(3,975)
USD	603,066	JPY	59,510,585	Goldman Sachs International	11/07/13	(2,501)
USD	607,903	JPY	60,000,000	Credit Suisse International	11/12/13	(2,661)
USD	266,813	MXN	3,500,000	Credit Suisse International	11/21/13	605
USD	282,641	MXN	3,613,000	Morgan Stanley Capital Services LLC	12/19/13	8,427
USD	299,401	JPY	30,000,000	BNP Paribas S.A.	12/20/13	(5,980)
USD	241,829	MXN	3,094,200	Credit Suisse International	12/26/13	7,117
USD	280,551	MXN	3,600,000	UBS AG	1/09/14	7,768
USD	307,062	JPY	30,000,000	UBS AG	1/15/14	1,613
USD	296,471	MXN	4,038,000	UBS AG	2/06/14	(8,834)
USD	812,183	JPY	80,000,000	Deutsche Bank AG	2/10/14	(2,500)
Total						$(424,047)

•	Exchange-traded options purchased as of September 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Barrick Gold Corp.	Call	USD	80.00	1/18/14	804	$2,412
Goldcorp, Inc.	Call	USD	80.00	1/18/14	503	1,006
Newmont Mining Corp.	Call	USD	90.00	1/18/14	643	1,286
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	34.00	2/22/14	92	16,928
MetLife, Inc.	Call	USD	50.00	1/17/15	26	11,310
Prudential Financial, Inc.	Call	USD	82.50	1/17/15	17	12,920

28	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Exchange-traded options purchased as of September 30, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
S&P 500 Index	Put	USD	1,630.00	10/19/13	27	$22,545
S&P 500 Index	Put	USD	1,635.00	10/19/13	21	18,480
S&P 500 Index	Put	USD	1,685.00	11/16/13	38	145,160
S&P 500 Index	Put	USD	1,630.00	11/16/13	6	11,220
Total						$243,267

•	Over-the-counter options purchased as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
TOPIX Index	Goldman Sachs International	Call	JPY	1,218.10	12/13/13	66,729	—	$23,244
Activision Blizzard, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	20,532	—	3,852
Aetna, Inc.	Goldman Sachs International	Call	USD	60.00	1/17/14	5,931	—	34,504
Agnico-Eagle Mines Ltd.	Deutsche Bank AG	Call	USD	85.00	1/17/14	15,341	—	295
Alcoa, Inc.	Goldman Sachs International	Call	USD	15.00	1/17/14	37,091	—	529
AngloGold Ashanti Ltd.	Deutsche Bank AG	Call	USD	65.00	1/17/14	18,192	—	—
Autozone, Inc.	Goldman Sachs International	Call	USD	550.00	1/17/14	1,556	—	270
Boston Scientific Corp.	Goldman Sachs International	Call	USD	10.00	1/17/14	22,419	—	44,890
Broadcom Corp.	Goldman Sachs International	Call	USD	55.00	1/17/14	19,870	—	191
Caterpillar, Inc.	Goldman Sachs International	Call	USD	135.00	1/17/14	21,526	—	415
Coeur Dalene Mines Corp.	Deutsche Bank AG	Call	USD	40.00	1/17/14	7,279	—	174
Corning, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	41,396	—	1,008
Eldorado Gold Corp.	Deutsche Bank AG	Call	USD	25.00	1/17/14	21,600	—	4
EMC Corp.	Goldman Sachs International	Call	USD	40.00	1/17/14	57,954	—	544
Endeavour Silver Corp	Deutsche Bank AG	Call	USD	20.00	1/17/14	5,784	—	2
First Majestic Silver Corp.	Deutsche Bank AG	Call	USD	35.00	1/17/14	3,654	—	265
Freeport-McMoRan Copper & Gold, Inc.	Goldman Sachs International	Call	USD	64.00	1/17/14	44,707	—	651
General Electric Co.	Goldman Sachs International	Call	USD	35.00	1/17/14	82,791	—	789
Gold Fields Ltd.	Deutsche Bank AG	Call	USD	22.00	1/17/14	44,654	—	—
Halliburton Co.	Goldman Sachs International	Call	USD	55.00	1/17/14	22,363	—	12,669
Harmony Gold Mining Co. Ltd.	Deutsche Bank AG	Call	USD	15.00	1/17/14	11,389	—	1
Hewlett-Packard Co.	Goldman Sachs International	Call	USD	30.00	1/17/14	60,026	—	4,955
Humana, Inc.	Goldman Sachs International	Call	USD	105.00	1/17/14	6,623	—	8,638
IAMGOLD Corp.	Deutsche Bank AG	Call	USD	30.00	1/17/14	19,209	—	—
Intel Corp.	Goldman Sachs International	Call	USD	40.00	1/17/14	82,791	—	772
International Business Machines Co.	Goldman Sachs International	Call	USD	295.00	1/17/14	8,610	—	117
J.C. Penney Co., Inc.	Goldman Sachs International	Call	USD	55.00	1/17/14	23,182	—	—
Kinross Gold Corp.	Deutsche Bank AG	Call	USD	20.00	1/17/14	82,692	—	1
Marvell Technology Group Ltd.	Goldman Sachs International	Call	USD	20.00	1/17/14	48,019	—	7
Mastercard, Inc.	Goldman Sachs International	Call	USD	660.00	1/17/14	1,606	—	63,025
McDonald’s Corp.	Goldman Sachs International	Call	USD	135.00	1/17/14	14,902	—	290
Monster Beverage Corp.	Goldman Sachs International	Call	USD	105.00	1/17/14	11,591	—	558
NetApp, Inc.	Goldman Sachs International	Call	USD	60.00	1/17/14	27,156	—	793
New Gold, Inc.	Deutsche Bank AG	Call	USD	22.00	1/17/14	12,251	—	1
Novagold Resources, Inc.	Deutsche Bank AG	Call	USD	12.00	1/17/14	11,322	—	—
Pan American Silver Corp.	Deutsche Bank AG	Call	USD	50.00	1/17/14	20,658	—	—
QUALCOMM, Inc.	Goldman Sachs International	Call	USD	95.00	1/17/14	33,117	—	1,614
Randgold Resources Ltd.	Deutsche Bank AG	Call	USD	165.00	1/17/14	2,788	—	66
Royal Gold, Inc.	Deutsche Bank AG	Call	USD	125.00	1/17/14	2,748	—	198
Seabridge Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	1,810	—	19
Silver Standard Resources, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	5,058	—	—
Silver Wheaton Corp.	Deutsche Bank AG	Call	USD	55.00	1/17/14	20,745	—	700
Silvercorp Metals, Inc.	Deutsche Bank AG	Call	USD	15.00	1/17/14	11,797	—	—

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	29

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Over-the-counter options purchased as of September 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
Staples, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	55,812	—	$1,359
Starwood Hotels & Resort Worldwide, Inc.	Goldman Sachs International	Call	USD	85.00	1/17/14	4,967	—	580
Stillwater Mining Co.	Deutsche Bank AG	Call	USD	25.00	1/17/14	13,231	—	323
United Technologies Corp.	Goldman Sachs International	Call	USD	120.00	1/17/14	12,584	—	8,067
UnitedHealth Group, Inc.	Goldman Sachs International	Call	USD	85.00	1/17/14	16,558	—	4,837
Visa, Inc.	Goldman Sachs International	Call	USD	190.00	1/17/14	6,915	—	69,010
Western Union Co.	Goldman Sachs International	Call	USD	25.00	1/17/14	11,591	—	281
Yamana Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	49,656	—	708
Yum! Brands, Inc.	Goldman Sachs International	Call	USD	100.00	1/17/14	11,591	—	215
Apple, Inc.	Goldman Sachs International	Call	USD	410.00	2/21/14	2,532	—	186,924
TOPIX Index	BNP Paribas S.A.	Call	JPY	1,271.41	3/14/14	84,561	—	31,182
TOPIX Index	UBS AG	Call	JPY	1,157.50	4/11/14	92,904	—	82,648
TOPIX Index	JPMorgan Chase Bank N.A.	Call	USD	1,164.04	5/09/14	787	—	79,566
TOPIX Index	Bank of America N.A.	Call	USD	1,153.54	6/13/14	602	—	67,202
TOPIX Index	Goldman Sachs International	Call	JPY	1,143.74	7/11/14	69,900	—	76,612
TOPIX Index	Citibank N.A.	Call	JPY	1,246.74	9/12/14	84,150	—	59,963
Nikkei 225 Index	BNP Paribas S.A.	Put	JPY	13,500.00	10/11/13	8,185	—	3,123
Nikkei 225 Index	Citibank N.A.	Put	JPY	13,125.85	10/11/13	16,340	—	3,167
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Put	JPY	13,745.85	10/11/13	9,472	—	8,120
Ibovespa Index	Goldman Sachs International	Put	USD	45,503.15	10/16/13	20	—	24
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	901.68	10/18/13	839	—	2,132
S&P 500 Index	Credit Suisse International	Put	USD	1,665.00	10/31/13	1,790	—	38,430
MSCI Emerging Markets Index	Goldman Sachs International	Put	USD	889.49	11/15/13	1,106	—	9,454
S&P 500 Index	Credit Suisse International	Put	USD	1,680.00	11/15/13	1,780	—	64,080
S&P 500 Index	Credit Suisse International	Put	USD	1,670.00	11/15/13	931	—	29,792
KOSPI Index	Citibank N.A.	Put	USD	243.53	12/12/13	18	—	24
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	929.05	12/20/13	909	—	21,750
USD Currency	Credit Suisse International	Put	JPY	96.70	12/20/13	—	USD 2,668	36,273
USD Currency	Deutsche Bank AG	Put	JPY	96.75	12/26/13	—	USD 1,334	19,309
Total								$1,111,206

•	Over-the-counter interest rate swaptions purchased as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.84%	Receive	3-month LIBOR	12/09/13	USD	7,573	$96,629
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.85%	Receive	3-month LIBOR	12/09/13	USD	5,302	69,774
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.70%	Receive	3-month LIBOR	12/10/13	USD	12,040	97,843
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.65%	Receive	3-month LIBOR	12/20/13	USD	2,982	19,818
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.70%	Receive	3-month LIBOR	12/24/13	USD	2,326	18,624
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.65%	Receive	3-month LIBOR	12/27/13	USD	3,385	22,770
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	64,546	14,844
Total									$340,302

30	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Exchange-traded options written as of September 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Carnival Corp.	Call	USD	38.00	10/19/13	42	$(210)
SM Energy Co.	Call	USD	70.00	11/16/13	15	(13,050)
Whiting Petroleum Corp.	Call	USD	52.50	12/21/13	23	(19,435)
Marathon Petroleum Corp.	Call	USD	77.50	1/18/14	30	(2,550)
PulteGroup, Inc.	Call	USD	19.00	1/18/14	61	(3,965)
The Travelers Cos., Inc.	Call	USD	82.50	1/18/14	7	(3,220)
Williams-Sonoma, Inc.	Call	USD	55.00	1/18/14	12	(4,440)
Williams-Sonoma, Inc.	Call	USD	52.50	1/18/14	17	(9,010)
ACE Ltd.	Call	USD	92.50	2/22/14	6	(2,730)
XL Group PLC	Call	USD	32.00	4/19/14	18	(2,448)
PulteGroup, Inc.	Put	USD	15.00	1/18/14	61	(5,429)
Dresser-Rand Group, Inc.	Put	USD	60.00	3/22/14	30	(11,700)
Marathon Petroleum Corp.	Put	USD	65.00	4/19/14	22	(15,180)
Marathon Petroleum Corp.	Put	USD	62.50	4/19/14	44	(24,244)
Phillips 66	Put	USD	57.50	5/17/14	59	(34,810)
Total						$(152,421)

•	Over-the-counter options written as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Nikkei 225 Index	BNP Paribas S.A.	Call	JPY	14,500.00	10/11/13	8,185	$(21,650)
Nikkei 225 Index	Citibank N.A.	Call	JPY	14,208.40	10/11/13	16,340	(70,714)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	JPY	14,717.78	10/11/13	9,472	(14,992)
Ibovespa Index	Goldman Sachs International	Call	USD	50,815.70	10/16/13	20	(17,790)
MSCI Emerging Markets Index	Bank of America N.A.	Call	USD	1,035.78	10/18/13	839	(3,234)
MSCI Emerging Markets Index	Goldman Sachs International	Call	USD	1,021.78	11/15/13	1,106	(18,342)
S&P 500 Index	Credit Suisse International	Call	USD	1,765.00	11/15/13	1,780	(6,319)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Call	USD	1,071.98	12/20/13	909	(10,049)
Apple, Inc.	Deutsche Bank AG	Call	USD	480.00	2/21/14	2,532	(78,959)
Nikkei 225 Index	BNP Paribas S.A.	Put	JPY	12,500.00	10/11/13	8,185	(458)
Nikkei 225 Index	Citibank N.A.	Put	JPY	11,772.67	10/11/13	16,340	(709)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Put	JPY	12,773.92	10/11/13	9,472	(1,140)
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	809.20	10/18/13	839	—
S&P 500 Index	Credit Suisse International	Put	USD	1,565.00	10/31/13	1,790	(7,805)
MSCI Emerging Markets Index	Goldman Sachs International	Put	USD	798.26	11/15/13	1,106	(3,828)
S&P 500 Index	Credit Suisse International	Put	USD	1,570.00	11/15/13	931	(9,450)
S&P 500 Index	Credit Suisse International	Put	USD	1,580.00	11/15/13	1,780	(20,203)
TOPIX Index	Citibank N.A.	Put	JPY	1,078.91	12/13/13	84,150	(7,751)
TOPIX Index	Goldman Sachs International	Put	JPY	1,089.26	12/13/13	66,729	(7,439)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	833.76	12/20/13	909	(7,540)
S&P 500 Index	Citibank N.A.	Put	USD	1,149.60	12/20/13	305	(136)
TOPIX Index	BNP Paribas S.A.	Put	JPY	1,112.48	3/14/14	84,561	(30,935)
Total							$(339,443)

•	Over-the-counter interest rate swaptions written as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount (000)	Market Value
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.45%	Receive	3-month LIBOR	12/10/13	USD	12,040	$(7,638)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	31

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Centrally cleared credit default swaps — buy protection outstanding as of September 30, 2013 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 20 Version 1	5.00%	Chicago Mercantile	6/20/18	USD	694	$(25,999)

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.30%[1]	3-month LIBOR	Chicago Mercantile	8/28/14[2]	8/28/16	USD	3,791	$(27,693)
1.28%[1]	3-month LIBOR	Chicago Mercantile	8/28/14[2]	8/28/16	USD	3,788	(26,362)
2.55%[3]	3-month LIBOR	Chicago Mercantile	8/28/14[2]	8/28/19	USD	1,515	29,467
2.54%[3]	3-month LIBOR	Chicago Mercantile	8/28/14[2]	8/28/19	USD	1,515	28,743
Total							$4,155

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	Over-the-counter credit default swaps — buy protection outstanding as of September 30, 2013 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	694	$(40,835)	$(33,555)	$(7,280)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	661	(38,896)	(31,105)	(7,791)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	621	(36,540)	(25,018)	(11,522)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	316	(18,594)	(15,966)	(2,628)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	316	(18,594)	(15,937)	(2,657)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	313	(18,443)	(12,351)	(6,092)
Total						$(171,902)	$(133,932)	$(37,970)

•	Over-the-counter interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.50%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	N/A2	9/17/15	USD	1,658	$(1,463)	—	$(1,463)
0.76%[1]	6-month GBP LIBOR	Deutsche Bank AG	2/28/14[2]	2/28/16	GBP	813	7,173	—	7,173
1.01%[3]	3-month LIBOR	Deutsche Bank AG	9/27/15[2]	9/27/16	USD	3,874	(13,723)	—	(13,723)
1.00%[3]	3-month LIBOR	Goldman Sachs International	9/28/15[2]	9/28/16	USD	6,724	(24,814)	—	(24,814)
1.19%[3]	3-month LIBOR	JPMorgan Chase Bank N.A.	N/A2	9/17/18	USD	680	(11,108)	—	(11,108)
1.40%[3]	6-month GBP LIBOR	Deutsche Bank AG	2/28/14[2]	2/28/19	GBP	325	(14,158)	—	(14,158)
Total							$(58,093)	—	$(58,093)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

32	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Total return swaps outstanding as of September 30, 2013 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KOSPI 200 Index	1-month LIBOR[1]	Citibank N.A.	12/12/13	KRW	2,000	$(1,771)	—	$(1,771)
KOSPI 200 Index	1-month LIBOR[1]	Citibank N.A.	12/12/13	KRW	2,000	(4,807)	—	(4,807)
SGX Nikkei Stock Average Dividend Point Index	1-month LIBOR[1]	BNP Paribas S.A.	3/31/16	JPY	50	2,849	—	2,849
SGX Nikkei Stock Average Dividend Point Index	1-month LIBOR[1]	BNP Paribas S.A.	3/31/16	JPY	50	560	—	560
SGX Nikkei Stock Average Dividend Point Index	1-month LIBOR[1]	BNP Paribas S.A.	3/31/17	JPY	50	7,172	—	7,172
SGX Nikkei Stock Average Dividend Point Index	1-month LIBOR[1]	BNP Paribas S.A.	3/31/17	JPY	50	4,629	—	4,629
Total						$8,632	—	$8,632

[1]	Fund receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	33

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$168,735	—	—	$168,735
Australia	—	$1,150,279	—	1,150,279
Austria	—	82,684	—	82,684
Belgium	130,796	317,830	$30,605	479,231
Brazil	2,515,488	—	—	2,515,488
Canada	5,538,506	—	—	5,538,506
Chile	202,483	—	—	202,483
China	82,312	1,252,599	—	1,334,911
Denmark	137,265	—	—	137,265
France	518,457	7,824,932	—	8,343,389
Germany	1,070,302	5,478,835	—	6,549,137
Hong Kong	4,775	920,257	—	925,032
India	152,449	—	—	152,449
Indonesia	131,692	68,222	—	199,914
Ireland	1,077,434	—	—	1,077,434
Israel	34,728	—	245,696	280,424
Italy	—	2,030,982	—	2,030,982
Japan	239,448	19,785,337	—	20,024,785
Kazakhstan	217,584	—	—	217,584
Luxembourg	282,513	—	—	282,513
Malaysia	141,171	816,119	—	957,290
Mexico	537,894	—	—	537,894
Netherlands	1,095,133	1,732,151	—	2,827,284
Norway	—	564,105	—	564,105
Philippines	116,142	—	—	116,142
Portugal	—	131,289	—	131,289
Russia	223,540	273,762	—	497,302
Singapore	—	1,356,663	—	1,356,663
South Africa	—	219,396	—	219,396
South Korea	79,473	2,471,130	—	2,550,603
Spain	72,500	845,145	—	917,645
Sweden	—	508,135	—	508,135
Switzerland	56,492	5,098,623	—	5,155,115
Taiwan	110,372	397,204	—	507,576
Thailand	412,474	—	—	412,474
United Arab Emirates	305,761	—	—	305,761
United Kingdom	1,389,477	8,986,348	273,782	10,649,607
United States	86,403,079	—	297,750	86,700,829
Corporate Bonds	—	14,913,642	2,691,561	17,605,203
Floating Rate Loan Interests	—	2,338,254	827,458	3,165,712
Foreign Government Obligations	—	17,020,237	—	17,020,237
Investment Companies	3,684,103	—	—	3,684,103
Non-Agency Mortgage-Backed Securities	—	340,904	—	340,904
Preferred Securities	2,932,310	868,421	318,894	4,119,625
U.S. Treasury Obligations	—	13,013,489	—	13,013,489
Warrants	40,857	—	—	40,857
Short-Term Securities:
Foreign Agency Obligations	—	4,223,639	—	4,223,639
Money Market Funds	384,090	543,454	—	927,544
Time Deposits	—	276,962	—	276,962
U.S. Treasury Obligations	—	43,302,088	—	43,302,088
Options Purchased:
Equity Contracts	352,625	891,818	54,448	1,298,891
Foreign Currency Exchange Contracts	—	55,582	—	55,582
Interest Rate Contracts	—	340,302	—	340,302
Liabilities:
Investments:
Investments Sold Short	(11,300)	(75,430)	—	(86,730)
Total	$110,831,160	$160,365,389	$4,740,194	$275,936,743

34	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$67,501	—	—	$67,501
Foreign currency exchange contracts	271	$113,760	—	114,031
Interest rate contracts	—	80,593	—	80,593
Liabilities:
Credit contracts	—	(63,969)	—	(63,969)
Equity contracts	(153,061)	(292,245)	$(47,198)	(492,504)
Foreign currency exchange contracts	(412)	(537,666)	—	(538,078)
Interest rate contracts	—	(133,537)	—	(133,537)
Total	$(85,701)	$(833,064)	$(47,198)	$(965,963)

[1] Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$30,613	—	—	$30,613
Cash pledged for centrally cleared swaps	80,000	—	—	80,000
Liabilities:
Collateral on securities loaned at value	—	$(543,454)	—	(543,454)
Bank overdraft	—	(142,750)	—	(142,750)
Cash received as collateral for over-the-counter derivatives	—	(700,000)	—	(700,000)
Total	$110,613	$(1,386,204)	—	$(1,275,591)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Options Purchased	Total
Assets:
Opening Balance, as of December 31, 2012	$569,167	$1,502,772	$1,146,526	—	—	$3,218,465
Transfers into Level 3	—	483,547	—	—	—	483,547
Transfers out of Level 3	—	(150,384)	—	—	—	(150,384)
Other[2]	(280,772)	—	—	$280,772	—	—
Accrued discounts/premiums	—	126	2,680	—	—	2,806
Net realized gain (loss)	—	—	4,738	—	—	4,738
Net change in unrealized appreciation/depreciation[3]	127,958	(178,087)	(17,482)	38,122	$(83,980)	(113,469)
Purchases	431,480	1,033,587	—	—	138,428	1,603,495
Sales	—	—	(309,004)	—	—	(309,004)
Closing Balance, as of September 30, 2013	$847,833	$2,691,561	$827,458	$318,894	$54,448	$4,740,194

[2]	Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.

[3]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2013 was $(150,394).

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	35

Schedule of lnvestments September 30, 2013 (Unaudited)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 1.0%
Dana Holding Corp.	998	$22,794
Delphi Automotive PLC	1,301	76,004
The Goodyear Tire & Rubber Co. (a)	17,316	388,744

		487,542
Automobiles — 1.4%
General Motors Co. (a)	18,276	657,388
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)	1,084	12,845
Capital Markets — 1.4%
American Capital Ltd. (a)	50,475	694,031
Chemicals — 0.3%
Advanced Emissions Solutions, Inc. (a)	330	14,098
Huntsman Corp.	7,076	145,836

		159,934
Diversified Telecommunication Services — 0.1%
Broadview Networks Holdings, Inc. (a)	5,362	33,781
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	14,935	—
Hotels, Restaurants & Leisure — 0.7%
Caesars Entertainment Corp. (a)	6,271	123,601
Pinnacle Entertainment, Inc. (a)	1,197	29,985
Travelport Worldwide Ltd.	175,869	170,593

		324,179
Insurance — 0.6%
American International Group, Inc.	5,708	277,580
Media — 0.2%
Cablevision Systems Corp., Class A	4,882	82,213
Paper & Forest Products — 0.7%
Ainsworth Lumber Co. Ltd.	33,259	127,863
Ainsworth Lumber Co. Ltd. (a)	22,274	84,641
Ainsworth Lumber Co. Ltd. (a)	15,671	60,247
NewPage Corp. (a)	528	44,880

		317,631
Trading Companies & Distributors — 0.3%
HD Supply Holdings, Inc. (a)	6,930	152,252
Wireless Telecommunication Services — 0.5%
Crown Castle International Corp. (a)	1,671	122,033
SBA Communications Corp., Class A (a)	1,671	134,449

		256,482
Total Common Stocks — 7.2%		3,455,858

Corporate Bonds	Par (000)		Value
Advertising — 0.1%
Checkout Holding Corp., 9.49%, 11/15/15 (b)(c)	USD	82	$67,343
Aerospace & Defense — 0.7%
Bombardier, Inc., 4.25%, 1/15/16 (b)		85	88,187
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		5	5,375
7.13%, 3/15/21		80	86,200
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		84	91,350
Sequa Corp., 7.00%, 12/15/17 (b)		80	80,000

			351,112
Airlines — 0.7%
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		120	122,100
National Air Cargo Group, Inc.:
12.38%, 8/16/15		65	64,724
12.38%, 8/16/15		66	65,609
U.S. Airways Pass-Through Trust, Series 2012-2, Class B, 6.75%, 12/03/22		45	46,013
US Airways Group, Inc., 6.13%, 6/01/18		55	52,731

			351,177
Auto Components — 1.1%
Delphi Corp.:
6.13%, 5/15/21		5	5,463
5.00%, 2/15/23		20	20,650
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		85	91,587
Schaeffler Holding Finance BV, 6.88%, 8/15/18 (d)	EUR	100	141,711
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		100	137,341
Titan International, Inc.:
7.88%, 10/01/17 (b)	USD	55	58,547
6.88%, 10/01/20 (b)		55	55,413

			510,712
Automobiles — 0.6%
General Motors Co.:
4.88%, 10/02/23 (b)		95	92,863
6.25%, 10/02/43 (b)		205	201,925

			294,788
Biotechnology — 0.1%
Healthcare Technology Intermediate, Inc., 7.38%, 9/01/18 (b)(d)		43	43,914
Building Products — 1.0%
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)		68	68,000

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CAD Canadian Dollar EUR Euro	FKA Formerly Known As USD US Dollar

36	BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Building Products (concluded)
Building Materials Corp. of America:
7.00%, 2/15/20 (b)	USD	60	$64,500
6.75%, 5/01/21 (b)		25	26,875
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		70	71,137
Interline Brands, Inc., 7.50%, 11/15/18		50	52,937
The Ryland Group, Inc., 6.63%, 5/01/20		80	82,800
USG Corp., 9.75%, 1/15/18		90	104,175

			470,424
Capital Markets — 0.2%
E*Trade Financial Corp.:
1.83%, 8/31/19 (b)(c)(e)		37	59,038
Series A, 1.83%, 8/31/19 (c)(e)		1	1,596
KCG Holdings, Inc., 8.25%, 6/15/18 (b)		27	26,595

			87,229
Chemicals — 3.1%
Ashland, Inc., 3.88%, 4/15/18		55	54,313
Axiall Corp., 4.88%, 5/15/23 (b)		14	13,265
Celanese U.S. Holdings LLC, 5.88%, 6/15/21		42	43,890
Chemtura Corp., 5.75%, 7/15/21		31	30,923
Huntsman International LLC:
8.63%, 3/15/20		5	5,500
4.88%, 11/15/20		61	57,797
8.63%, 3/15/21		65	72,150
INEOS Finance PLC:
8.38%, 2/15/19 (b)		100	110,250
7.50%, 5/01/20 (b)		75	80,437
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19		25	25,750
Momentive Performance Materials, Inc., 8.88%, 10/15/20		250	262,500
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		15	14,925
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		45	44,775
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (b)		200	221,000
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)		29	28,420
PolyOne Corp.:
7.38%, 9/15/20		40	44,000
5.25%, 3/15/23 (b)		42	39,690
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		132	132,660
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (b)		20	19,850
Tronox Finance LLC, 6.38%, 8/15/20		39	38,610
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 5.75%, 2/01/21	EUR	100	135,623

			1,476,328
Commercial Banks — 0.6%
CIT Group, Inc.:
5.25%, 3/15/18	USD	100	104,750
6.63%, 4/01/18 (b)		20	22,000
5.50%, 2/15/19 (b)		158	165,900

			292,650
Commercial Services & Supplies — 5.1%
ACCO Brands Corp., 6.75%, 4/30/20		7	7,009
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		33	34,815
ARAMARK Corp., 5.75%, 3/15/20 (b)		84	84,840
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		90	95,001
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		3	3,210

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
Ceridian Corp.:
11.25%, 11/15/15	USD	20	$20,200
8.88%, 7/15/19 (b)		238	272,510
11.00%, 3/15/21 (b)		190	219,925
Covanta Holding Corp., 6.38%, 10/01/22		45	46,097
HD Supply, Inc.:
8.13%, 4/15/19		255	283,050
11.00%, 4/15/20		423	506,543
7.50%, 7/15/20 (b)		217	224,866
Igloo Holdings Corp., 8.25%, 12/15/17 (b)(d)		55	56,513
International Lease Finance Corp., 8.63%, 9/15/15		30	33,113
IVS F. SpA, 7.13%, 4/01/20	EUR	100	135,792
Laureate Education, Inc., 9.25%, 9/01/19 (b)	USD	190	205,200
Mobile Mini, Inc., 7.88%, 12/01/20		50	54,375
Tervita Corp., 8.00%, 11/15/18 (b)		54	54,203
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		11	12,224
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)		75	78,375

			2,427,861
Communications Equipment — 0.5%
Alcatel-Lucent USA, Inc.:
8.88%, 1/01/20 (b)		200	211,000
6.50%, 1/15/28		10	8,350
6.45%, 3/15/29		32	27,040

			246,390
Computer Services — 0.4%
SunGard Data Systems, Inc.:
7.38%, 11/15/18		87	92,220
6.63%, 11/01/19		90	91,800

			184,020
Construction & Engineering — 0.5%
Aguila 3 SA, 7.88%, 1/31/18 (b)		150	156,750
Texas Industries, Inc., 9.25%, 8/15/20		40	44,000
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (b)		26	24,960

			225,710
Containers & Packaging — 1.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
9.13%, 10/15/20 (b)		200	211,000
7.00%, 11/15/20 (b)		200	192,000
Ball Corp., 4.00%, 11/15/23		60	53,850
Berry Plastics Corp., 9.75%, 1/15/21		25	28,875
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		12	12,540
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)		23	21,045
Graphic Packaging International, Inc., 7.88%, 10/01/18		40	43,600
Sealed Air Corp., 6.50%, 12/01/20 (b)		40	41,900
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		32	36,000

			640,810
Distributors — 0.0%
VWR Funding, Inc., 7.25%, 9/15/17		15	15,825

BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013	37

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services — 3.3%
Air Lease Corp., 4.50%, 1/15/16	USD	90	$93,825
Ally Financial, Inc.:
8.00%, 3/15/20		33	37,950
7.50%, 9/15/20		20	22,475
8.00%, 11/01/31 (f)		336	378,000
8.00%, 11/01/31		91	101,237
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)		40	40,700
CNG Holdings, Inc., 9.38%, 5/15/20 (b)		13	12,025
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1:
Class B, 6.50%, 5/30/21 (b)		181	190,160
Class A, 5.13%, 11/30/24 (b)		194	194,420
General Motors Financial Co., Inc.:
6.75%, 6/01/18		30	33,225
4.25%, 5/15/23 (b)		54	49,343
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		210	219,975
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		200	198,000
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)		5	4,913
Springleaf Finance Corp.:
7.75%, 10/01/21 (b)		6	6,225
8.25%, 10/01/23 (b)		10	10,400

			1,592,873
Diversified Telecommunication Services — 3.5%
Avaya, Inc.:
7.00%, 4/01/19 (b)		45	42,075
10.50%, 3/01/21 (b)		73	59,130
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		83	81,469
CenturyLink, Inc., 5.63%, 4/01/20		100	97,625
CommScope Holding Co., Inc., 6.63%, 6/01/20 (b)(d)		80	79,600
Consolidated Communications Finance Co., 10.88%, 6/01/20		65	74,425
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (b)		110	102,850
Intelsat Luxembourg SA, 6.75%, 6/01/18 (b)		210	217,875
Level 3 Communications, Inc.:
6.50%, 10/01/16 (e)		55	82,981
8.88%, 6/01/19		25	26,750
Level 3 Financing, Inc.:
8.13%, 7/01/19		188	201,160
7.00%, 6/01/20		73	73,730
8.63%, 7/15/20		80	87,400
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(e)(g)		163	82
TW Telecom Holdings, Inc.:
5.38%, 10/01/22		55	52,525
5.38%, 10/01/22 (b)		40	38,200
Verizon Communications, Inc., 5.15%, 9/15/23		225	241,152
Windstream Corp.:
7.88%, 11/01/17		70	78,050
6.38%, 8/01/23		38	34,770

			1,671,849
Electric Utilities — 2.1%
DPL, Inc.:
6.50%, 10/15/16		20	21,200
7.25%, 10/15/21		60	61,350
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (b)		26	26,455
11.25%, 12/01/18 (b)(d)		154	101,826
10.00%, 12/01/20 (f)		654	689,153

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
10.00%, 12/01/20 (b)	USD	60	$63,000
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (b)		72	60,244

			1,023,228
Electrical Equipment — 0.3%
General Cable Corp., 5.75%, 10/01/22 (b)		90	86,175
GrafTech International Ltd., 6.38%, 11/15/20		47	47,470

			133,645
Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc.:
5.50%, 9/01/22 (b)		30	28,950
5.50%, 4/15/23	EUR	100	131,159

			160,109
Energy Equipment & Services — 1.9%
Atwood Oceanics, Inc., 6.50%, 2/01/20	USD	81	84,847
Cie Generale de Geophysique - Veritas, 6.50%, 6/01/21		80	81,600
Gulfmark Offshore, Inc., 6.38%, 3/15/22		25	25,000
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		49	49,490
Key Energy Services, Inc., 6.75%, 3/01/21		30	29,700
Offshore Group Investment Ltd., 7.13%, 4/01/23		96	93,600
Oil States International, Inc.:
6.50%, 6/01/19		130	137,800
5.13%, 1/15/23 (b)		23	25,185
Pacific Drilling SA, 5.38%, 6/01/20 (b)		67	65,325
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		110	119,350
Seadrill Ltd., 5.63%, 9/15/17 (b)		210	212,100

			923,997
Food & Staples Retailing — 0.3%
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp., 4.88%, 5/01/21 (b)		67	62,310
Rite Aid Corp.:
9.25%, 3/15/20		15	17,025
6.75%, 6/15/21 (b)		39	40,511

			119,846
Food Products — 0.4%
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (b)		2	1,907
Post Holdings, Inc., 7.38%, 2/15/22		40	42,050
Sun Merger Sub, Inc.:
5.25%, 8/01/18 (b)		106	108,650
5.88%, 8/01/21 (b)		21	21,289

			173,896
Health Care Equipment & Supplies — 0.8%
Alere, Inc.:
8.63%, 10/01/18		47	50,643
6.50%, 6/15/20 (b)		13	12,886
Biomet, Inc.:
6.50%, 8/01/20		110	113,575
6.50%, 10/01/20		50	50,687
DJO Finance LLC/DJO Finance Corp.:
8.75%, 3/15/18		34	36,975
9.88%, 4/15/18		81	85,860
Hologic, Inc., 6.25%, 8/01/20		11	11,454
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/01/18		12	13,245
12.50%, 11/01/19		24	25,080

			400,405

38	BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services — 2.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19	USD	70	$75,075
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		21	21,367
8.00%, 11/15/19		13	13,634
7.13%, 7/15/20		53	53,530
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		31	30,651
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		125	138,750
HCA Holdings, Inc., 6.25%, 2/15/21		34	34,553
HCA, Inc.:
7.88%, 2/15/20		20	21,563
6.50%, 2/15/20		165	178,819
5.88%, 3/15/22		89	91,447
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		12	12,450
Symbion, Inc., 8.00%, 6/15/16		65	68,575
Teleflex, Inc., 6.88%, 6/01/19		55	58,025
Tenet Healthcare Corp.:
6.25%, 11/01/18		116	123,830
6.75%, 2/01/20		39	38,903
6.00%, 10/01/20 (b)		54	55,215
4.50%, 4/01/21		68	63,750
4.38%, 10/01/21 (b)		17	15,683
8.13%, 4/01/22 (b)		221	230,669
Truven Health Analytics, Inc., 10.63%, 6/01/20		60	65,400

			1,391,889
Hotels, Restaurants & Leisure — 3.1%
Brunswick Corp., 4.63%, 5/15/21 (b)		43	40,151
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	100	140,020
Diamond Resorts Corp., 12.00%, 8/15/18 (f)	USD	230	255,300
HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp., 5.30%, 4/01/12 (a)(b)(g)		250	—
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	100	141,035
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	5	5,250
5.88%, 3/15/21		22	20,625
MGM Resorts International:
7.50%, 6/01/16		27	30,173
7.63%, 1/15/17		31	34,643
8.63%, 2/01/19		3	3,450
6.75%, 10/01/20		10	10,500
6.63%, 12/15/21		14	14,490
MTR Gaming Group, Inc., 11.50%, 8/01/19		31	34,160
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		142	144,840
PNK Finance Corp., 6.38%, 8/01/21 (b)		67	68,340
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		97	92,393
Station Casinos LLC, 7.50%, 3/01/21		178	188,235
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19		150	150,000
Travelport LLC/Travelport Holdings, Inc.:
13.88%, 3/01/16 (b)(d)		72	74,620
11.88%, 9/01/16 (b)		7	6,490
Waterford Gaming LLC/Waterford Gaming Financial Corp., 8.63%, 9/15/14 (b)		60	10,760

			1,465,475

Corporate Bonds	Par (000)		Value
Household Durables — 2.0%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (b)	USD	56	$56,000
Beazer Homes USA, Inc.:
6.63%, 4/15/18		70	73,500
7.50%, 9/15/21 (b)		55	53,625
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		70	70,350
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		44	43,120
D.R. Horton, Inc., 4.38%, 9/15/22		25	22,750
Jarden Corp., 7.50%, 5/01/17		30	34,200
K. Hovnanian Enterprises, Inc.:
7.25%, 10/15/20 (b)		58	61,045
9.13%, 11/15/20 (b)		15	16,237
KB Home, 7.50%, 9/15/22		17	17,680
Magnolia BC SA, 9.00%, 8/01/20	EUR	100	138,342
PulteGroup, Inc., 6.38%, 5/15/33	USD	10	8,925
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		200	220,000
Standard Pacific Corp., 8.38%, 1/15/21		80	90,000
William Lyon Homes, Inc., 8.50%, 11/15/20		50	52,750

			958,524
Household Products — 1.3%
Libbey Glass, Inc., 6.88%, 5/15/20		28	29,820
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		290	319,000
5.75%, 10/15/20		18	18,067
6.88%, 2/15/21		100	106,750
Spectrum Brands Escrow Corp.:
6.38%, 11/15/20 (b)		130	135,525
6.63%, 11/15/22 (b)		10	10,375

			619,537
Independent Power Producers & Energy Traders — 0.5%
Calpine Corp., 7.50%, 2/15/21 (b)		13	13,813
GenOn REMA LLC, Series B, 9.24%, 7/02/17		28	28,359
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		67	70,836
NRG Energy, Inc.:
8.25%, 9/01/20		85	93,287
6.63%, 3/15/23		10	9,800

			216,095
Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		68	69,360
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		34	35,530
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)		27	27,034
MGIC Investment Corp., 2.00%, 4/01/20 (e)		8	10,155
Radian Group, Inc.:
3.00%, 11/15/17 (e)		10	14,187
2.25%, 3/01/19 (e)		22	32,093

			188,359
Internet Software & Services — 0.8%
IAC/InterActiveCorp., 4.75%, 12/15/22		45	41,400
VeriSign, Inc., 4.63%, 5/01/23 (b)		53	49,820
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		120	131,250
10.13%, 7/01/20		131	150,323

			372,793

BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013	39

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
IT Services — 0.8%
APX Group, Inc.:
6.38%, 12/01/19 (b)	USD	94	$88,830
8.75%, 12/01/20 (b)		232	227,940
WEX, Inc., 4.75%, 2/01/23 (b)		68	61,880

			378,650
Life Sciences Tools & Services — 0.2%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		80	89,900
Machinery — 0.4%
DH Services Luxembourg S.a.r.l, 7.75%, 12/15/20 (b)		16	16,640
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (b)		125	133,750
SPX Corp., 6.88%, 9/01/17		30	33,300

			183,690
Media — 5.6%
AMC Networks, Inc.:
7.75%, 7/15/21		80	89,000
4.75%, 12/15/22		19	17,765
Cablevision Systems Corp., 5.88%, 9/15/22		105	102,900
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		55	50,875
5.13%, 2/15/23		110	100,925
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(b)(g)		166	123,670
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)		70	65,975
Clear Channel Communications, Inc.:
9.00%, 12/15/19		61	59,780
9.00%, 3/01/21		112	108,360
Clear Channel Worldwide Holdings, Inc.:
Series B, 7.63%, 3/15/20		68	70,210
Series B, 6.50%, 11/15/22 (f)		168	171,360
DISH DBS Corp.:
4.25%, 4/01/18		90	90,113
5.13%, 5/01/20		106	104,940
5.88%, 7/15/22		116	114,260
5.00%, 3/15/23		10	9,275
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		25	25,937
Gannett Co., Inc.:
5.13%, 10/15/19 (b)		44	43,670
6.38%, 10/15/23 (b)		41	40,693
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (b)		60	66,000
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		23	24,006
The McClatchy Co., 9.00%, 12/15/22		50	52,750
MDC Partners, Inc., 6.75%, 4/01/20 (b)		30	30,375
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		40	40,200
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		75	76,875
Nexstar Broadcasting, Inc., 6.88%, 11/15/20 (b)		28	28,490
Nielsen Finance LLC/Nielsen Finance Co.:
11.63%, 2/01/14		26	26,910
4.50%, 10/01/20		100	96,250
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (b)		32	32,160
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		45	43,875
Regal Entertainment Group, 5.75%, 2/01/25		18	16,605
Sirius XM Radio, Inc.:
5.88%, 10/01/20 (b)		39	39,341

Corporate Bonds		Par (000)	Value
Media (concluded)
5.75%, 8/01/21 (b)	USD	10	$9,950
4.63%, 5/15/23 (b)		28	25,550
Unitymedia Hessen GmbH & Co. KG, 7.50%, 3/15/19		230	248,400
Unitymedia KabelBW GmbH, 9.50%, 3/15/21	EUR	135	207,751
Univision Communications, Inc.:
8.50%, 5/15/21 (b)	USD	27	29,565
6.75%, 9/15/22 (b)		17	17,935
5.13%, 5/15/23 (b)		14	13,405
WMG Acquisition Corp., 11.50%, 10/01/18		124	142,910

			2,659,011
Metals & Mining — 2.8%
ArcelorMittal:
9.50%, 2/15/15		80	87,700
4.25%, 2/25/15		48	49,200
4.25%, 8/05/15		58	59,740
5.00%, 2/25/17		60	62,400
6.13%, 6/01/18		74	78,440
FMG Resources August 2006 Pty Ltd.:
6.38%, 2/01/16 (b)		83	84,356
6.00%, 4/01/17 (b)		64	65,600
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)		50	55,000
Kaiser Aluminum Corp., 8.25%, 6/01/20		45	50,287
Novelis, Inc., 8.75%, 12/15/20 (f)		395	433,513
S&B Minerals Finance Sca S&B Industrial Minerals North America Inc, 9.25%, 8/15/20	EUR	100	143,402
Steel Dynamics, Inc.:
6.38%, 8/15/22	USD	45	46,575
5.25%, 4/15/23 (b)		33	31,103
Taseko Mines Ltd., 7.75%, 4/15/19		90	88,650

			1,335,966
Multiline Retail — 0.0%
Burlington Holdings LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18 (b)(d)		9	9,247
Oil, Gas & Consumable Fuels — 11.8%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		100	102,750
4.88%, 5/15/23		98	92,120
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (e)		108	100,980
Alpha Natural Resources, Inc., 6.25%, 6/01/21		16	13,120
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		32	32,640
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/01/23 (b)		34	31,960
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (b)		129	137,063
7.50%, 4/01/20 (b)		16	15,920
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		15	15,150
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		49	49,367
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18		50	54,500
7.50%, 9/15/20		50	53,000
Chaparral Energy, Inc., 7.63%, 11/15/22		40	40,600
Chesapeake Energy Corp.:
7.25%, 12/15/18		31	35,107
6.63%, 8/15/20		93	99,975
6.88%, 11/15/20		30	32,400
6.13%, 2/15/21		70	72,625
5.75%, 3/15/23		127	127,317

40	BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Chesapeake Midstream Partners LP/CHKM Finance Corp., 5.88%, 4/15/21	USD	113	$116,107
Concho Resources, Inc.:
6.50%, 1/15/22		67	71,857
5.50%, 10/01/22		63	62,843
5.50%, 4/01/23		46	45,425
CONSOL Energy, Inc., 8.25%, 4/01/20		20	21,450
Continental Resources, Inc.:
7.13%, 4/01/21		60	67,050
5.00%, 9/15/22		12	12,075
4.50%, 4/15/23		21	20,606
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.88%, 2/15/18		30	31,875
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		57	55,860
Denbury Resources, Inc., 4.63%, 7/15/23		105	96,075
Diamondback Energy, Inc., 7.63%, 10/01/21 (b)		38	38,760
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (b)		105	108,413
El Paso LLC, 7.75%, 1/15/32		40	40,891
Energy Transfer Equity LP, 7.50%, 10/15/20		43	46,010
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		100	111,000
7.75%, 6/15/19		85	88,400
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		40	45,000
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		90	96,075
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)		96	104,160
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		9	8,820
Halcon Resources Corp., 8.88%, 5/15/21		72	73,800
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (b)		49	52,430
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20		25	25,750
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		118	128,915
5.50%, 2/01/22 (b)		33	32,175
Laredo Petroleum, Inc.:
9.50%, 2/15/19		70	77,700
7.38%, 5/01/22		20	21,200
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21 (b)		25	23,375
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19 (b)		8	7,540
8.63%, 4/15/20		57	58,924
7.75%, 2/01/21		10	10,050
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		95	99,987
4.50%, 7/15/23		75	70,687
MEG Energy Corp.:
6.50%, 3/15/21 (b)		220	221,650
6.38%, 1/30/23 (b)		6	5,880
7.00%, 3/31/24 (b)		170	171,063
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		32	30,960
Newfield Exploration Co., 6.88%, 2/01/20		25	26,250
Northern Oil and Gas, Inc., 8.00%, 6/01/20		53	53,133
Oasis Petroleum, Inc.:
7.25%, 2/01/19		40	42,400
6.50%, 11/01/21		50	52,750
6.88%, 3/15/22 (b)		56	59,080
6.88%, 1/15/23		40	42,400
Parker Drilling Co., 7.50%, 8/01/20 (b)		65	65,000

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	USD	16	$16,560
Peabody Energy Corp.:
6.00%, 11/15/18		49	48,877
6.25%, 11/15/21		50	48,500
7.88%, 11/01/26		85	85,425
4.75%, 12/15/66 (e)		73	58,583
Penn Virginia Corp., 8.50%, 5/01/20		31	31,465
Precision Drilling Corp.:
6.63%, 11/15/20		15	15,863
6.50%, 12/15/21		4	4,180
QEP Resources, Inc.:
6.88%, 3/01/21		65	69,063
5.38%, 10/01/22		56	53,480
5.25%, 5/01/23		30	27,975
Range Resources Corp.:
6.75%, 8/01/20		31	33,403
5.75%, 6/01/21		10	10,500
5.00%, 8/15/22		44	42,570
5.00%, 3/15/23		29	27,840
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20		28	28,140
4.50%, 11/01/23 (b)		65	58,825
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		20	20,100
Rosetta Resources, Inc., 5.63%, 5/01/21		85	80,750
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21 (b)		177	173,239
5.63%, 4/15/23 (b)		100	95,875
Sabine Pass LNG LP:
7.50%, 11/30/16		100	110,000
6.50%, 11/01/20 (b)		45	45,675
SandRidge Energy, Inc.:
8.75%, 1/15/20		8	8,480
7.50%, 2/15/23		61	60,390
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)		49	50,593
SM Energy Co.:
6.63%, 2/15/19		25	26,000
6.50%, 11/15/21		50	52,000
6.50%, 1/01/23		20	20,400
5.00%, 1/15/24 (b)		64	58,880
Summit Midstream Holdings LLC/Summit
Midstream Finance Corp., 7.50%, 7/01/21 (b)		37	38,203
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20		16	15,960
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		50	50,625
Whiting Petroleum Corp.:
6.50%, 10/01/18		30	31,575
5.00%, 3/15/19		158	158,395
5.75%, 3/15/21 (b)		70	71,575

			5,678,409

Paper & Forest Products — 0.8%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		74	79,457
Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 4/01/20		100	113,000
Clearwater Paper Corp.:
7.13%, 11/01/18		60	64,500
4.50%, 2/01/23		38	34,200
NewPage Corp., 11.38%, 12/31/14 (a)(g)		122	—
PH Glatfelter Co., 5.38%, 10/15/20		40	39,800

BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013	41

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Paper & Forest Products (concluded)
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)	USD	25	$23,250
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)		45	45,000

			399,207

Pharmaceuticals — 1.8%
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		33	33,247
inVentiv Health, Inc., 9.00%, 1/15/18 (b)		82	82,410
Omnicare, Inc., 3.75%, 4/01/42 (e)		48	67,560
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20		156	161,265
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (b)		22	22,633
Valeant Pharmaceuticals International:
6.75%, 8/15/18 (b)		264	282,480
6.88%, 12/01/18 (b)		104	109,980
6.38%, 10/15/20 (b)		50	52,000
7.25%, 7/15/22 (b)		20	21,300
VPII Escrow Corp., 7.50%, 7/15/21 (b)		22	23,705

			856,580

Real Estate Investment Trusts (REITs) — 0.4%
DuPont Fabros Technology LP, 5.88%, 9/15/21 (b)		25	25,000
Felcor Lodging LP:
6.75%, 6/01/19		31	32,705
5.63%, 3/01/23		29	27,079
The Geo Group, Inc., 5.88%, 1/15/22 (b)		45	44,437
Host Hotels & Resorts LP, 2.50%, 10/15/29 (b)(e)		20	28,100
iStar Financial, Inc., 4.88%, 7/01/18		44	42,680

			200,001

Real Estate Management & Development — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)		38	37,240
The Howard Hughes Corp., 6.88%, 10/01/21 (b)		53	52,961
Realogy Group LLC:
7.88%, 2/15/19 (b)		66	72,105
7.63%, 1/15/20 (b)		20	22,300
9.00%, 1/15/20 (b)		55	63,525
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)		115	115,000
RPG Byty Sro, 6.75%, 5/01/20	EUR	100	132,579
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)	USD	45	41,963
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(g)		15	—

			537,673

Road & Rail — 0.5%
The Hertz Corp.:
4.25%, 4/01/18 (b)		30	29,475
7.50%, 10/15/18		85	91,587
6.75%, 4/15/19		10	10,575
7.38%, 1/15/21		80	86,000
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		34	33,660

			251,297

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		24	23,490

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (concluded)
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (b)	USD	85	$82,875
5.75%, 2/15/21 (b)		200	203,000

			309,365

Software — 4.1%
Activision Blizzard, Inc.:
5.63%, 9/15/21 (b)		140	140,175
6.13%, 9/15/23 (b)		58	58,290
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		120	124,500
Epicor Software Corp., 8.63%, 5/01/19		100	106,750
First Data Corp.:
7.38%, 6/15/19 (b)		150	157,875
6.75%, 11/01/20 (b)		187	193,545
11.25%, 1/15/21 (b)		5	5,225
10.63%, 6/15/21 (b)		118	119,770
11.75%, 8/15/21 (b)		60	57,900
IMS Health, Inc., 12.50%, 3/01/18 (b)		225	265,500
Infor US, Inc., 9.38%, 4/01/19		167	186,623
Interactive Data Corp., 10.25%, 8/01/18 (f)		260	287,950
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (b)		27	27,877
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		120	113,400
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)		111	120,435

			1,965,815

Specialty Retail — 1.7%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		70	77,175
Claire’s Stores, Inc.:
9.00%, 3/15/19 (b)		19	21,043
7.75%, 6/01/20 (b)		77	75,267
CST Brands, Inc., 5.00%, 5/01/23 (b)		56	52,780
J. Crew Group, Inc., 8.13%, 3/01/19		35	36,881
Limited Brands, Inc., 5.63%, 2/15/22		20	20,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 8/01/18 (b)(d)		75	75,937
Michaels Stores, Inc., 7.75%, 11/01/18		35	37,625
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (b)(d)		28	28,700
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		67	72,025
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 8/15/19 (b)(d)		27	27,000
Penske Automotive Group, Inc., 5.75%, 10/01/22		84	82,320
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19		10	10,950
5.75%, 6/01/22		30	30,075
Sonic Automotive, Inc., 5.00%, 5/15/23		13	11,895
United Rentals North America, Inc., 8.25%, 2/01/21		117	129,870

			790,043

Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co., 6.88%, 5/01/22		20	21,200
PVH Corp., 7.38%, 5/15/20		15	16,350
Quiksilver, Inc./QS Wholesale, Inc., 7.88%, 8/01/18 (b)		15	15,637
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)		59	57,820

42	BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Textiles, Apparel & Luxury Goods (concluded)
The William Carter Co., 5.25%, 8/15/21 (b)	USD	34	$34,000

			145,007
Trading Companies & Distributors — 1.1%
Aircastle Ltd.:
6.75%, 4/15/17		55	58,850
6.25%, 12/01/19		38	40,185
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		75	73,781
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		90	95,175
H&E Equipment Services, Inc., 7.00%, 9/01/22		79	84,135
United Rentals North America, Inc.:
5.75%, 7/15/18		65	68,250
7.38%, 5/15/20		40	43,100
7.63%, 4/15/22		55	59,813

			523,289
Wireless Telecommunication Services — 4.3%
Crown Castle International Corp., 5.25%, 1/15/23		125	115,000
Digicel Group Ltd., 8.25%, 9/30/20 (b)		240	248,400
Digicel Ltd., 6.00%, 4/15/21 (b)		332	312,080
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)		72	68,760
MetroPCS Wireless, Inc., 6.63%, 11/15/20		75	77,719
NII Capital Corp., 7.63%, 4/01/21		57	40,470
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		170	199,325
7.00%, 3/01/20 (b)		374	402,050
Sprint Corp., 7.88%, 9/15/23 (b)		538	548,760
T-Mobile USA, Inc., 5.25%, 9/01/18 (b)		60	61,050

			2,073,614
Total Corporate Bonds — 78.2%			37,485,577

Floating Rate Loan Interests (h)	Par (000)		Value
Aerospace & Defense — 0.2%
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		99	98,929
Airlines — 0.5%
AMR Claims PSA Acrft:
, 0.01%, 12/31/49		50	41,250
, 0.01%, 12/31/49		35	28,525
AWAS Finance Luxembourg SA (FKA AWAS Finance Luxembourg S.à r.l.), Loan, 3.50%, 6/10/16		34	33,562
Genesee & Wyoming, Inc. (RP Acquisition Co. Two), Term Loan, 1.93%, 10/01/17		44	44,249
Northwest Airlines, Inc.:
Term Loan B757-200, 1.62%, 9/10/18		16	14,013
Term Loan B757-200, 1.62%, 9/10/18		15	13,276
Term Loan B757-300, 1.62%, 3/10/17		15	13,276
Term Loan B757-300, 2.24%, 3/10/17		18	16,557
Term Loan B757-300, 2.24%, 3/10/17		17	15,837

			220,545

Floating Rate Loan Interests(h)	Par (000)		Value
Auto Components — 0.5%
Federal-Mogul Corp.:
Tranche B Term Loan, 1.94%, 12/29/14	USD	177	$173,533
Tranche C Term Loan, 1.94%, 12/28/15		78	76,782

			250,315
Building Products — 0.3%
Capital Safety North America Holdings, Inc. (FKA Hupah Finance, Inc.), Initial Term Loan, 4.50%, 1/21/19		123	123,132
Capital Markets — 0.1%
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17		60	59,813
Chemicals — 0.5%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		192	181,751
Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems U.S. Holdings, Inc. (FKA Flash Dutch 2 BV), Initial Term B Loan, 4.75%, 2/01/20		10	9,978
MacDermid, Inc., Tranche B Term Loan (Second Lien), 7.75%, 12/07/20		10	10,100
Oxea Finance & Cy SCA (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20		35	34,814

			236,643
Commercial Services & Supplies — 0.5%
HD Supply, Inc., Term Loan, 4.50%, 10/12/17		158	157,701
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25% - 5.50%, 11/14/19		40	39,850
TWCC Holding Corp., Term Loan (Second Lien), 7.00%, 6/26/20		35	35,875

			233,426
Communications Equipment — 0.7%
Alcatel-Lucent USA, Inc.:
Euro Term Loan, 6.25%, 1/30/19	EUR	45	60,697
U.S. Term Loan, 5.75%, 1/30/19	USD	263	264,722

			325,419
Containers & Packaging — 0.1%
Tekni-Plex, Inc., Term Loan, 5.50% - 6.50%, 8/10/19	USD	45	44,887
Diversified Financial Services — 0.0%
Nuveen Investments, Inc., Tranche B First-Lien Term Loan, 4.18%, 5/13/17		7	6,532
Diversified Telecommunication Services — 0.1%
Avaya, Inc., Term B-5 Loan, 8.00%, 3/31/18		7	6,921
Level 3 Communications, Inc., Term Loan B-2, 4.00%, 1/15/20		15	14,969
Level 3 Financing, Inc., Tranche B-II 2019 Term Loan, 4.75%, 8/01/19		15	14,972

			36,862

BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013	43

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(h)	Par (000)		Value
Energy Equipment & Services — 0.3%
Offshore Group Investment Ltd. (Vantage Drilling Co.):
Second Term Loan, 4.50%, 3/28/19	USD	45	$45,241
Term Loan, 6.25%, 10/25/17		122	122,271

			167,512
Food & Staples Retailing — 0.0%
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		20	20,467
Food Products — 0.1%
AdvancePierre Foods, Inc., Term Loan (First Lien), 5.75%, 7/10/17		40	39,861
Health Care Providers & Services — 0.2%
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		44	43,549
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		59	59,351

			102,900
Hotels, Restaurants & Leisure — 3.8%
Harrah’s Las Vegas Propco LLC, Senior Loan, 3.50%, 2/13/14		1,148	1,117,773
Hilton Worldwide, Inc. (FKA Hilton Hotels Corp.), Term Loan B2, 3.00%, 9/23/20		458	457,180
MGM Resorts International (MGM Grand Detroit LLC), Term Loan B, 3.50%, 12/20/19		39	39,087
Station Casinos LLC, Term Loan B, 5.00%, 3/02/20		104	105,389
Travelport LLC (FKA Travelport, Inc.), Tranche 2 Loan, 4.00% - 4.38%, 12/01/16 (d)		86	86,646

			1,806,075
Insurance — 0.1%
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19		60	59,501
Internet Software & Services — 0.5%
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.50%, 7/02/19		247	247,214
Life Sciences Tools & Services — 0.2%
Patheon, Inc., Initial Term Loan, 7.25%, 12/14/18		35	34,911
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.25%, 12/05/18		54	54,006

			88,917
Machinery — 0.2%
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung (FKA Schaeffler AG), Facility C (USD), 4.25%, 1/27/17		25	25,073
Rexnord LLC (RBS Global, Inc.), Term Loan B, 4.00%, 8/21/20		58	57,035

			82,108
Media — 0.7%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Original Term Loan, 4.75%, 7/03/14		20	14,420
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.83%, 1/29/16		24	22,939
Tranche C Term Loan, 3.83%, 1/29/16		18	16,729
Tranche D Term Loan, 6.93%, 1/30/19		264	244,488
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 4.25%, 6/29/18		34	34,312

			332,888

Floating Rate Loan Interests(h)		Par (000)	Value
Metals & Mining — 0.5%
Constellium Holdco BV (Constellium France SAS), Initial Dollar Term Loan, 6.00%, 3/25/20	USD	50	$50,621
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Term Loan, 5.25%, 10/18/17		173	172,979

			223,600
Multiline Retail — 0.1%
J.C. Penney Corp., Inc., Loan, 6.00%, 5/22/18		40	38,640
Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17		115	116,904
Samson Investment Co., Initial Term Loan (Second Lien), 6.00%, 9/25/18		45	45,000

			161,904
Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/31/17		45	44,916
Professional Services — 0.2%
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		80	79,175
Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		52	51,900
Real Estate Management & Development — 0.1%
Realogy Corp.:
Extended Synthetic Commitment, 0.03% - 4.40%, 10/10/16		13	12,652
Initial Term B Loan, 4.50%, 3/05/20		60	59,999

			72,651
Software — 0.4%
First Data Corp., 2018 Dollar Term Loan, 4.18%, 3/23/18		125	123,656
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		90	93,037

			216,693
Total Floating Rate Loan Interests — 11.4%			5,473,425

Other Interests (a)(i)	Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp., Escrow	150		750
Lear Corp., Escrow	100		500

			1,250
Capital Markets — 0.1%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (g)	110		28,600
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (g)	30		7,800

			36,400
Household Durables — 0.1%
Stanley-Martin, Class B Membership Units (acquired 4/03/06, cost $48,824) (j)	—	(k)	59,350
Total Other Interests — 0.2%			97,000

44	BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities
Capital Trusts	Par (000)	Value
Diversified Financial Services — 0.1%
Bank of America Corp., 5.20% (h)	31	$27,125

Preferred Stocks	Shares	Value
Auto Components — 1.4%
Dana Holding Corp., 4.00% (b)(e)	4	700,043
Commercial Banks — 0.3%
Citigroup, Inc., 7.13% (h)	5	126,250
Total Preferred Stocks — 1.7%		826,293

Trust Preferreds
Diversified Financial Services — 1.4%
GMAC Capital Trust I, 8.13%, 2/15/40 (h)	25,960	694,430
Total Preferred Securities — 3.2%		1,547,848
Total Long-Term Investments (Cost — $47,309,188) — 100.2%		48,059,708

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (l)(m)	2,066,953	$2,066,953
Total Short-Term Securities (Cost — $2,066,953) — 4.3%		2,066,953
Total Investments (Cost — $49,376,141*)		50,126,661
Liabilities in Excess of Other Assets — (4.5)%		(2,180,742)

Net Assets — 100.0%		$47,945,919

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$49,453,619

Gross unrealized appreciation	$2,046,457
Gross unrealized depreciation	(1,373,415)

Net unrealized appreciation	$673,042

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the annualized yield at date of purchase.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Convertible security.

(f)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Restricted security as to resale. As of report date, the Fund held 0.12% of its net assets, with a current market value of $59,350 and original cost of $48,824 in this security.

(k)	Amount is less than $500.

(l)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	946,191	1,120,762	2,066,953	$293

(m)	Represents the current yield as of report date.

BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013	45

Schedule of Investments (continued)	BlackRock High Yield Portfolio

•	Reverse repurchase agreements outstanding as of September 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.58%	6/11/13	Open	$368,000	$368,664
Deutsche Bank Securities, Inc.	0.58%	6/11/13	Open	251,000	251,453
Deutsche Bank Securities, Inc.	0.58%	6/11/13	Open	231,000	231,417
Deutsche Bank Securities, Inc.	0.58%	7/15/13	Open	312,000	312,392
Deutsche Bank Securities, Inc.	0.58%	9/09/13	Open	608,000	608,216
Deutsche Bank Securities, Inc.	0.58%	9/09/13	Open	147,000	147,052
Total				$1,917,000	$1,919,194

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(15)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	$(1,255,725)	$(10,202)

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	23,063	CAD	24,000	JPMorgan Chase Bank N.A.	10/22/13	$(224)
USD	1,800,627	EUR	1,332,000	UBS AG	10/24/13	(1,475)
Total						$(1,699)

•	Over-the-counter credit default swaps — buy protection outstanding as of September 30, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	9	$2,177	$2,387	$(210)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	9	2,177	2,634	(457)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	9	2,177	2,675	(498)
Cooper Tire & Rubber Co.	5.00%	Goldman Sachs International	12/20/18	USD	30	(659)	(118)	(541)
Cooper Tire & Rubber Co.	5.00%	Goldman Sachs International	12/20/18	USD	20	(439)	53	(492)
Total						$5,433	$7,631	$(2,198)

46	BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock High Yield Portfolio

•	Over-the-counter credit default swaps — sold protection outstanding as of September 30, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC	USD	9	$(918)	$(1,311)	$393
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC	USD	9	(918)	(1,310)	392
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC	USD	9	(918)	(1,074)	156
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	12/20/15	CCC-	USD	25	(4,623)	(3,122)	(1,501)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	47	(8,791)	(13,047)	4,256
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	13	(2,437)	(3,136)	699
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	11	(2,440)	(1,761)	(679)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	63	(14,140)	(10,800)	(3,340)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	53	(11,808)	(11,672)	(136)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	19	(4,321)	(4,482)	161
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	19	(4,321)	(4,482)	161
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	13	(2,904)	(2,730)	(174)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	CCC-	USD	8	(1,679)	(1,490)	(189)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	97	(25,245)	(23,177)	(2,068)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	70	(18,249)	(16,524)	(1,725)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	35	(9,166)	(8,570)	(596)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	CCC-	USD	27	(7,154)	(5,112)	(2,042)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	9/20/16	CCC-	USD	111	(33,006)	(23,365)	(9,641)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	41	(14,812)	(12,457)	(2,355)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	36	(12,932)	(9,678)	(3,254)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	24	(8,624)	(6,863)	(1,761)
Smithfield Foods, Inc.	5.00%	Credit Suisse International	6/20/18	BB-	USD	28	3,312	3,398	(86)
Total							$(186,094)	$(162,765)	$(23,329)

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013	47

Schedule of Investments (continued)	BlackRock High Yield Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$3,146,357	$230,840	$78,661	$3,455,858
Corporate Bonds	—	37,205,162	280,415	37,485,577
Floating Rate Loan Interests	—	4,891,382	582,043	5,473,425
Other Interests	—	36,400	60,600	97,000
Preferred Securities	1,520,723	27,125	—	1,547,848
Short-Term Securities	2,066,953	—	—	2,066,953
Total	$6,734,033	$42,390,909	$1,001,719	$50,126,661

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$6,218	—	$6,218
Liabilities:
Credit contracts	—	(31,745)	—	(31,745)
Equity contracts	$(10,202)	—	—	(10,202)
Foreign currency exchange contracts	—	(1,699)	—	(1,699)
Total	$(10,202)	$(27,226)	—	$(37,428)

[2] Derivative financial instruments are financial futures contracts, foreign currency exchange contracts and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$37,728	—	—	$37,728
Foreign currency at value	1,088	—	—	1,088
Cash pledged for financial futures contracts	63,000	—	—	63,000
Liabilities:
Reverse repurchase agreements	—	$(1,919,194)	—	(1,919,194)
Total	$101,816	$(1,919,194)	—	$(1,817,378)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

48	BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock High Yield Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening Balance, as of December 31, 2012	$36,023	$449,482	$1,039,097	$71,806	$1,596,408
Transfers into Level 3	55	55,292	212,252	—	267,599
Transfers out of Level 3	—	(78,375)	—	—	(78,375)
Accrued discounts/premiums.	—	—	2,344	—	2,344
Net realized gain (loss)	(50,130)	—	(2,719)	—	(52,849)
Net change in unrealized appreciation/depreciation[1]	132,289	(76,834)	87,728	(11,206)	131,977
Purchases	—	134,463	254,551	—	389,014
Sales	(39,576)	(203,613)	(1,011,210)	—	(1,254,399)
Closing Balance, as of September 30, 2013	$78,661	$280,415	$582,043	$60,600	$1,001,719

[1]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2013 was $54,143.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2013	49

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
The Boeing Co.	17,400	$2,044,500
Rockwell Collins, Inc.	7,000	475,020

		2,519,520
Airlines — 1.8%
United Continental Holdings, Inc. (a)	97,689	3,000,029
Auto Components — 2.2%
BorgWarner, Inc.	9,970	1,010,858
TRW Automotive Holdings Corp. (a)	36,402	2,595,827

		3,606,685
Biotechnology — 2.7%
Amgen, Inc.	15,300	1,712,682
Biogen Idec, Inc. (a)	4,100	987,116
Celgene Corp. (a)	7,700	1,185,261
Gilead Sciences, Inc. (a)(b)	7,500	471,300

		4,356,359
Capital Markets — 1.5%
The Goldman Sachs Group, Inc.	15,939	2,521,709
Chemicals — 0.3%
Cabot Corp.	12,749	544,510
Commercial Banks — 4.1%
Regions Financial Corp.	57,575	533,145
SunTrust Banks, Inc.	59,900	1,941,958
U.S. Bancorp	114,975	4,205,786

		6,680,889
Commercial Services & Supplies — 0.6%
Tyco International Ltd.	28,850	1,009,173
Communications Equipment — 2.0%
Brocade Communications Systems, Inc. (a)	79,000	635,950
Cisco Systems, Inc.	113,000	2,646,460

		3,282,410
Computers & Peripherals — 4.8%
Apple, Inc.	6,400	3,051,200
EMC Corp.	116,200	2,970,072
NetApp, Inc.	34,000	1,449,080
Western Digital Corp.	7,535	477,719

		7,948,071
Construction & Engineering — 0.9%
KBR, Inc.	46,300	1,511,232
Consumer Finance — 2.3%
Discover Financial Services	75,700	3,825,878
Containers & Packaging — 1.2%
Packaging Corp. of America	33,041	1,886,311
Diversified Financial Services — 8.3%
Bank of America Corp.	334,679	4,618,570
Citigroup, Inc.	88,793	4,307,348
JPMorgan Chase & Co.	91,665	4,738,164

		13,664,082
Electronic Equipment, Instruments & Components — 1.1%
Avnet, Inc.	25,900	1,080,289
TE Connectivity Ltd.	12,500	647,250

		1,727,539
Energy Equipment & Services — 3.1%
Halliburton Co.	28,100	1,353,015
Oceaneering International, Inc.	15,450	1,255,158
Schlumberger Ltd.	27,100	2,394,556

		5,002,729

Common Stocks	Shares	Value
Food & Staples Retailing — 2.8%
CVS Caremark Corp.	73,875	$4,192,406
Wal-Mart Stores, Inc.	4,325	319,877

		4,512,283
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	39,500	1,311,005
Medtronic, Inc.	40,600	2,161,950

		3,472,955
Health Care Providers & Services — 2.9%
Aetna, Inc.	22,300	1,427,646
Envision Healthcare Holdings, Inc. (a)	3,800	98,914
McKesson Corp.	20,100	2,578,830
Universal Health Services, Inc., Class B	9,300	697,407

		4,802,797
Industrial Conglomerates — 3.6%
3M Co.	40,425	4,827,149
General Electric Co.	42,925	1,025,478

		5,852,627
Insurance — 5.2%
American International Group, Inc.	87,100	4,235,673
The Chubb Corp.	20,250	1,807,515
The Travelers Cos., Inc.	28,500	2,415,945

		8,459,133
Internet Software & Services — 3.6%
AOL, Inc.	20,100	695,058
Google, Inc., Class A (a)	5,895	5,163,489

		5,858,547
IT Services — 4.3%
Alliance Data Systems Corp. (a)(b)	4,100	867,027
Mastercard, Inc., Class A	7,450	5,012,211
Teradata Corp. (a)	21,700	1,203,048

		7,082,286
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	45,000	2,306,250
Machinery — 1.7%
Ingersoll-Rand PLC	30,000	1,948,200
WABCO Holdings, Inc. (a)	10,800	910,008

		2,858,208
Media — 4.1%
Comcast Corp., Class A	96,400	4,352,460
Twenty-First Century Fox, Inc.	69,374	2,324,029

		6,676,489
Multiline Retail — 1.4%
Dillard’s, Inc., Class A	9,930	777,519
Macy’s, Inc.	20,200	874,054
Nordstrom, Inc.	12,575	706,715

		2,358,288
Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp.	25,500	3,098,250
Exxon Mobil Corp.	21,850	1,879,974
Marathon Petroleum Corp.	37,648	2,421,519
PBF Energy, Inc.	39,164	879,232
Suncor Energy, Inc.	93,760	3,354,733
Tesoro Corp.	17,118	752,850

		12,386,558
Paper & Forest Products — 1.2%
Domtar Corp.	9,900	786,258

50	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Paper & Forest Products (concluded)
International Paper Co.	24,800	$1,111,040

		1,897,298
Pharmaceuticals — 7.2%
AbbVie, Inc.	37,600	1,681,848
Eli Lilly & Co.	25,925	1,304,805
Johnson & Johnson	7,400	641,506
Merck & Co., Inc.	80,590	3,836,890
Pfizer, Inc.	149,850	4,302,193

		11,767,242
Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc.	123,120	2,159,525
Teradyne, Inc. (a)	38,100	629,412

		2,788,937
Software — 3.7%
Activision Blizzard, Inc.	29,500	491,765
CA, Inc.	23,825	706,888
Microsoft Corp.	27,500	916,025
Oracle Corp.	89,500	2,968,715
Symantec Corp.	38,600	955,350

		6,038,743
Specialty Retail — 4.6%
Lowe’s Cos., Inc.	90,300	4,299,183
Ross Stores, Inc.	44,900	3,268,720

		7,567,903

Common Stocks	Shares	Value
Tobacco — 0.4%
Philip Morris International, Inc.	7,850	$679,732
Trading Companies & Distributors — 0.2%
MRC Global, Inc. (a)	13,700	367,160
Total Long-Term Investments (Cost — $130,792,578) — 98.0%		160,820,562

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	2,612,500	2,612,500
Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (c)(d)(e)	$1,349	1,349,221
Total Short-Term Securities (Cost — $3,961,721) — 2.4%		3,961,721
Total Investments (Cost — $134,754,299*) — 100.4%		164,782,283
Liabilities in Excess of Other Assets — (0.4)%		(679,322)

Net Assets — 100.0%		$164,102,961

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$136,581,140

Gross unrealized appreciation	$30,078,655
Gross unrealized depreciation	(1,877,512)

Net unrealized appreciation	$28,201,143

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,847,977	764,523	2,612,500	$795
BlackRock Liquidity Series, LLC, Money Market Series	$804,075	$545,146	$1,349,221	$1,358

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	51

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$160,820,562	—	—	$160,820,562
Short-Term Securities.	2,612,500	$1,349,221	—	3,961,721
Total	$163,433,062	$1,349,221	—	$164,782,283

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $1,349,221 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

52	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 1.9%
National Australia Bank Ltd., London:
0.28%, 10/21/13 (a)	$1,000	$1,000,000
0.25%, 3/07/14	2,000	2,000,000
Yankee (b) — 22.0%
Bank of Montreal, Chicago, 0.25%, 9/05/14 (a)	1,500	1,500,000
Bank of Nova Scotia, Houston:
0.23%, 10/18/13 (a)	1,000	1,000,213
0.32%, 1/02/14 (a)	1,500	1,500,000
0.27%, 8/08/14 (a)	1,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York,
0.22%, 10/18/13	500	500,000
BNP Paribas S.A., New York, 0.34%, 2/03/14 (a)
	2,000	2,000,000
Canadian Imperial Bank of Commerce, New York:
0.30%, 3/03/14 (a)	2,625	2,625,000
0.28%, 1/08/14 (a)	1,000	1,000,000
0.27%, 2/04/14 (a)	1,000	1,000,000
Credit Suisse Group A.G., New York:
0.29%, 10/10/13	1,500	1,500,000
0.26%, 3/18/14	1,000	1,000,000
Deutsche Bank A.G., New York, 0.28%, 2/26/14 (a)
	1,000	1,000,000
DnB NOR Bank ASA, New York, 0.24%, 2/14/14
	1,000	1,000,000
Mizuho Corporate Bank Ltd., New York, 0.22%, 12/06/13
	1,500	1,500,000
National Bank of Canada, New York, 0.30%, 12/09/13 (a)
	900	900,000
Natixis S.A., New York, 0.31%, 12/04/13 (a)	1,800	1,799,832
Nordea Bank Finland PLC, New York, 0.25%, 2/03/14
	1,000	1,000,000
Rabobank Nederland N.V., New York:
0.41%, 1/08/14	1,000	1,000,000
0.29%, 9/16/14 (a)	2,000	2,000,000
Royal Bank of Canada, New York, 0.23%, 1/15/14 (a)
	750	750,000
Societe Generale, New York, 0.35%, 12/04/13 (a)
	1,000	1,000,000
Sumitomo Mitsui Banking Corp., New York:
0.24%, 11/18/13	1,000	1,000,000
0.22%, 12/09/13	2,500	2,500,000
Sumitomo Mitsui Trust Bank, New York, 0.23%, 12/05/13
	1,000	1,000,000
Toronto Dominion Bank, New York, 0.18%, 2/19/14 (a)
	1,000	1,000,000
UBS AG, Stamford, 0.28%, 11/30/13 (a)	1,000	1,000,000
Westpac Banking Corp., New York, 0.13%, 8/28/14 (a)
	2,000	2,000,000

Total Certificates of Deposit — 23.9%		38,075,045

Commercial Paper
Aspen Funding Corp., 0.23%, 12/02/13 (c)	4,000	3,998,415
Atlantic Asset Securitization Corp., 0.08%, 10/02/13 (c)
	2,023	2,022,996

Commercial Paper	Par (000)	Value
Barton Capital LLC, 0.23%, 11/05/13 (c)	$1,100	$1,099,754
BNP Paribas Finance, Inc., 0.34%, 3/13/14 (c)	2,000	1,996,921
BPCE S.A., 0.26%, 12/02/13 (c)	1,500	1,499,341
Cafco LLC, 0.25%, 12/02/13 (c)	1,500	1,499,354
Cancara Asset Securitisation LLC:
0.19%, 10/23/13 (c)	3,000	2,999,652
0.19%, 10/28/13 (c)	3,000	2,999,573
0.20%, 12/03/13 (c)	1,500	1,499,475
Charta LLC:
0.24%, 11/20/13 (c)	500	499,833
0.26%, 11/20/13 (c)	2,000	1,999,278
Ciesco LLC:
0.16%, 11/04/13 (c)	1,000	999,849
0.27%, 11/13/13 (c)	3,000	2,999,033
Collateralized Commercial Paper Co. LLC:
0.20%, 10/15/13 (c)	435	434,966
0.30%, 1/30/14 (c)	1,000	998,992
0.30%, 2/26/14 (c)	1,899	1,896,658
0.30%, 3/11/14 (c)	1,000	998,658
Commonwealth Bank of Australia:
0.31%, 11/14/13 (a)	1,250	1,249,985
0.23%, 3/28/14 (a)	2,000	2,000,613
Credit Agricole North America Inc., 0.30%, 10/02/13 (c)
	106	105,999
DnB NOR Bank ASA:
0.26%, 1/27/14 (c)	1,800	1,798,466
0.26%, 2/06/14 (c)	2,000	1,998,187
Erste Abwicklungsanstalt, 0.25%, 10/23/13 (c)	1,000	999,850
Gotham Funding Corp., 0.16%, 10/16/13 (c)	596	595,960
Govco LLC, 0.26%, 10/15/13 (c)	2,610	2,609,736
HSBC Bank PLC:
0.28%, 9/09/14 (a)(d)	1,000	1,000,000
0.28%, 9/11/14 (a)	1,000	1,000,000
ING US Funding LLC:
0.21%, 10/11/13 (c)	500	499,971
0.25%, 10/17/13 (c)	190	189,979
0.29%, 2/07/14 (c)	1,000	998,961
Jupiter Securitization Co. LLC, 0.21%, 1/07/14 (c)
	250	249,857
Kells Funding LLC:
0.23%, 11/19/13 (a)(d)	2,000	2,000,000
0.23%, 6/04/14 (a)	1,500	1,500,000
Liberty Street Funding LLC, 0.19%, 10/08/13 (c)
	2,250	2,249,917
LMA Americas LLC:
0.14%, 10/02/13 (c)	290	289,999
0.17%, 10/15/13 (c)	500	499,967
Manhattan Asset Funding Co. LLC, 0.12%, 10/04/13 (c)
	3,785	3,784,962
Matchpoint Master Trust, 0.21%, 12/17/13 (c)	1,500	1,499,326
Natexis Banques Populaires, 0.13%, 10/02/13 (c)
	3,000	2,999,989
Old Line Funding LLC, 0.24%, 12/09/13 (c)	2,400	2,398,896
Rabobank USA Financial Corp., 0.29%, 5/08/14 (c)
	1,500	1,497,354
RBS Holdings USA Inc., 0.11%, 10/04/13 (c)	1,500	1,499,986
Regency Markets No. 1 LLC, 0.15%, 10/15/13 (c)
	500	499,971

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	IDRB Industrial Development Revenue Bond	RB Revenue Bonds
	LOC Letter of Credit	VRDN Variable Rate Demand Notes

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	53

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Sheffield Receivables Corp., 0.20%, 11/01/13 (c)	$2,500	$2,499,569
Societe Generale N.A., 0.01%, 10/01/13 (c)	1,709	1,709,000
Thunder Bay Funding LLC, 0.24%, 11/21/13 (c)	1,000	999,660
Victory Receivables Corp.:
0.15%, 10/03/13 (c)	1,300	1,299,989
0.15%, 10/04/13 (c)	700	699,991
0.15%, 10/07/13 (c)	900	899,978
Westpac Banking Corp.:
0.27%, 10/08/13 (a)(d)	2,000	2,000,000
0.30%, 7/09/14 (a)	1,045	1,045,000
Total Commercial Paper — 48.8%		77,613,866

Corporate Notes
Merck & Co., Inc., 5.30%, 12/01/13	1,236	1,246,228
National Australia Bank Ltd., 1.70%, 12/10/13 (d)	1,500	1,503,826
Svenska Handelsbanken AB, 0.27%, 12/13/13 (a)(d)	1,200	1,200,000
Westpac Banking Corp., 0.98%, 3/31/14 (a)(d)	2,000	2,007,323
Total Corporate Notes — 3.7%		5,957,377

Municipal Bonds (e)
Catawba County RB (Catawba Valley Medical Center Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.21%, 10/07/13	4,285	4,285,000
Houston Utility System RB (First Lien Water Revenue Project) Series 2004B-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.07%, 10/07/13	3,000	3,000,000
New York City IDRB (New York Law School Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/07/13	1,640	1,640,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.07%, 10/07/13	3,600	3,600,000
Total Municipal Bonds — 7.9%		12,525,000

Time Deposits — 1.2%
ING Bank N.V., 0.14%, 10/02/13	2,000	2,000,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Variable Rate Notes, 0.17%, 2/27/15 (a)	$1,000	$999,646
Federal Home Loan Bank Discount Notes, 0.01%, 10/23/13 (c)	5,000	4,999,969
Total U.S. Government Sponsored Agency Obligations — 3.8%		5,999,615

U.S. Treasury Obligations
U.S. Treasury Notes:
1.50%, 12/31/13	1,000	1,003,368
1.00%, 1/15/14	1,500	1,503,788
1.25%, 2/15/14	3,000	3,012,088
1.88%, 2/28/14	1,600	1,611,416
0.25%, 3/31/14	3,000	3,001,848
0.25%, 4/30/14	4,465	4,467,314
Total U.S. Treasury Obligations — 9.2%		14,599,822

Repurchase Agreements
Deutsche Bank Securities Inc., 0.15%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $1,000,004, collateralized by Freddie Mac Bond, 3.50% due at 6/15/43, par and fair value of $1,142,420 and $1,070,000, respectively)	1,000	1,000,000
Total Value of Deutsche Bank Securities Inc. (collateral value of $1,070,000)		1,000,000
Mizuho Securities USA, Inc., 1.09%, 3/03/14 (e) (Purchased on 3/04/13 to be repurchased at $1,710,861, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.27% to 6.00% due from 1/25/36 to 8/15/42, aggregate par and fair value of $4,837,673 and $1,909,930, respectively)	1,700	1,700,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $1,909,930)		1,700,000
Total Repurchase Agreements — 1.7%		2,700,000
Total Investments (Cost — $159,470,725*) — 100.2%		159,470,725

Liabilities in Excess of Other Assets — (0.2)%		(377,694)
Net Assets — 100.0%		$159,093,031

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.

(b)	US dollar denominated security issued by foreign domiciled entity.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

54	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$159,470,725	—	$159,470,725
[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, cash of $521 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	55

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class A2, 0.90%, 12/25/33 (a)	USD	23	$20,320
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		90	93,423
Series 2012-2, Class C, 2.64%, 10/10/17		115	117,392
Series 2012-3, Class C, 2.42%, 5/08/18		100	101,498
Series 2012-4, Class B, 1.31%, 11/08/17		45	44,974
Series 2012-4, Class C, 1.93%, 8/08/18		70	69,856
Series 2012-5, Class C, 1.69%, 11/08/18		55	54,633
Series 2013-4, Class B, 1.66%, 9/10/18		30	30,056
Series 2013-4, Class C, 2.72%, 9/09/19		20	20,227
Series 2013-4, Class D, 3.31%, 10/08/19		40	40,134
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1, 1.47%, 7/13/25 (a)(b)		260	258,492
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	95	129,831
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.66%, 1/20/25 (a)(b)	USD	330	330,000
Cavalry CLO II, Series 2A, Class B1, 2.27%, 1/17/24 (a)(b)		170	170,000
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)		163	163,221
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.80%, 9/25/33 (a)		27	24,992
Series 2004-5, Class A, 1.08%, 10/25/34 (a)		32	31,170
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.49%, 10/20/43 (a)(b)		96	89,066
DT Auto Owner Trust:
Series 2012-1A, Class B, 2.26%, 10/16/17 (b)		182	182,661
Series 2012-1A, Class D, 4.94%, 7/16/18 (b)		250	254,624
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class C, 1.68%, 1/15/16 (a)		105	105,299
Series 2012-1, Class D, 2.28%, 1/15/16 (a)		100	100,356
Series 2012-4, Class C, 1.39%, 9/15/16		100	100,371
Series 2012-4, Class D, 2.09%, 9/15/16		100	100,586
Series 2012-5, Class C, 2.14%, 9/15/19		100	100,213
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 1.41%, 4/25/25 (a)(b)		250	248,200

Asset-Backed Securities	Par (000)		Value
HLSS Servicer Advance Receivables Backed Notes:
Series 2013-T1, Class A2, 1.50%, 1/16/46 (b)	USD	200	$199,320
Series 2013-T3, Class A3, 1.79%, 5/15/46 (b)		365	359,197
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (b)		120	120,000
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		60	61,074
JG Wentworth XX LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (b)		373	424,014
JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48		187	195,863
KKR Financial CLO Corp., Series 2007-AA, Class A, 1.02%, 10/15/17 (a)(b)		157	156,089
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.78%, 12/25/34 (a)		35	31,943
Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class AT2, 1.89%, 2/15/18 (b)		210	203,927
Nationstar Mortgage Advance Receivables Trust:
Series 2013-T1A, Class A1, 1.08%, 6/20/44 (b)		205	204,924
Series 2013-T2A, Class A2, 1.68%, 6/20/46 (b)		290	289,241
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.37%, 8/23/27 (a)		130	126,486
Series 2008-3, Class A4, 1.91%, 11/25/24 (a)		135	141,937
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.44%, 6/25/35 (a)		103	102,140
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.68%, 8/23/24 (a)(b)		200	199,000
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.82%, 7/25/33 (a)		56	50,603
OZLM Funding Ltd.:
Series 2012-2A, Class A1, 1.75%, 10/30/23 (a)(b)		250	251,625
Series 2013-4A, Class A1, 1.47%, 7/22/25 (a)(b)		250	247,500
PFS Financing Corp.:
Series 2012-AA, Class A, 1.38%, 2/15/16 (a)(b)		110	110,184
Series 2013-AA, Class B, 1.28%, 2/16/16 (a)(b)		170	169,208

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ABS Asset-Backed Security CLO Collateralized Loan Obligation CDO Collateralized Debt Obligation EUR Euro	LIBOR London Interbank Offered Rate RB Revenue Bonds TBA To-Be-Announced USD US Dollar

56	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Prestige Auto Receivables Trust:
Series 2013-1A, Class A2, 1.09%, 2/15/18 (b)	USD	98	$97,708
Series 2013-1A, Class A3, 1.33%, 5/15/19 (b)		100	99,531
RAAC Trust, Series 2005-SP2, Class 2A, 0.48%, 6/25/44 (a)		188	143,543
RASC Trust, Series 2003-KS5, Class AIIB, 0.76%, 7/25/33 (a)		27	22,165
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (b)		31	31,278
Series 2012-1, Class B, 2.72%, 5/16/16		55	55,856
Series 2012-1, Class C, 3.78%, 11/15/17-10/15/19 (b)		100	101,613
Series 2012-2, Class C, 3.20%, 2/15/18		160	164,559
Series 2012-3, Class B, 1.94%, 12/15/16-3/15/18		220	221,343
Series 2012-3, Class C, 3.01%, 4/16/18		215	220,686
Series 2012-4, Class C, 2.94%, 12/15/17		110	112,160
Series 2012-5, Class B, 1.56%, 8/15/18		105	105,889
Series 2012-5, Class C, 2.70%, 8/15/18		50	50,315
Series 2012-6, Class B, 1.33%, 5/15/17- 3/15/18		285	283,218
Series 2012-AA, Class B, 1.21%, 10/16/17 (b)		220	219,455
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)		400	391,436
Series 2013-3, Class B, 1.19%, 5/15/18		180	177,709
Series 2013-4, Class C, 3.25%, 1/15/20		80	81,246
Series 2013-A, Class A2, 0.80%, 10/17/16 (b)		60	59,940
Series 2013-A, Class B, 1.89%, 10/15/19 (b)		125	124,925
Series 2013-A, Class C, 3.12%, 10/15/19 (b)		50	50,025
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.46%, 4/25/35 (a)		13	12,977
Scholar Funding Trust:
Series 2011-A, Class A, 1.16%, 10/28/43 (a)(b)		96	95,306
Series 2013-A, Class A, 0.84%, 1/30/45 (a)(b)		359	355,531
SLM Private Credit Student Loan Trust:
Series 2004-B, Class A2, 0.45%, 6/15/21 (a)		134	131,284
Series 2004-B, Class B, 0.72%, 9/15/33 (a)		13	11,646
Series 2005-B, Class A2, 0.43%, 3/15/23 (a)		73	71,539
SLM Private Education Loan Trust:
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		100	109,157
Series 2012-A, Class A1, 1.58%, 8/15/25 (a)(b)		67	67,350
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		205	214,047
Series 2012-C, Class A1, 1.28%, 8/15/23 (a)(b)		180	180,704
Series 2012-C, Class A2, 3.31%, 10/15/46 (b)		265	275,114
Series 2012-D, Class A2, 2.95%, 2/15/46 (b)		310	319,252
Series 2012-E, Class A1, 0.93%, 10/16/23 (a)(b)		107	106,494
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		100	97,743
Series 2013-B, Class A1, 0.83%, 7/15/22 (a)(b)		91	90,146

Asset-Backed Securities	Par (000)		Value
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)	USD	365	$352,843
SLM Student Loan Trust:
Series 2003-11, Class A6, 0.54%, 12/15/25 (a)(b)		250	249,599
Series 2008-5, Class A4, 1.97%, 7/25/23 (a)		125	130,635
Series 2013-C, Class A1, 1.03%, 2/15/22 (a)(b)		185	185,000
Series 2013-C, Class A2A, 2.94%, 10/15/31 (b)		135	136,392
Series 2013-C, Class A2B, 1.68%, 10/15/31 (a)(b)		100	99,986
SpringCastle America Funding LLC, Series 2013-1A, Class A, 3.75%, 4/03/21 (b)		359	355,388
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.48%, 1/25/35 (a)		77	67,473
Vibrant CLO Ltd., Series 2012-1A, Class A1, 1.75%, 7/17/24 (a)(b)		500	500,200
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		220	218,491
Series 2012-D, Class A, 2.15%, 4/17/23		265	258,423
Total Asset-Backed Securities — 19.0%			14,133,190

Corporate Bonds	Par (000)		Value
Automobiles — 0.1%
General Motors Co.:
4.88%, 10/02/23		45	43,987
6.25%, 10/02/43		25	24,625

			68,612
Capital Markets — 0.5%
The Goldman Sachs Group, Inc.:
5.75%, 1/24/22		95	105,321
3.63%, 1/22/23		195	186,470
Lehman Brothers Holdings, Inc., 0.00%, 7/19/17		150	—
Morgan Stanley, 3.80%, 4/29/16		100	105,253

			397,044
Chemicals — 0.2%
LYB International Finance BV:
4.00%, 7/15/23		42	41,638
5.25%, 7/15/43		2	1,967
LyondellBasell Industries NV, 5.00%, 4/15/19		105	115,578

			159,183
Commercial Banks — 0.7%
Commerzbank AG, 6.38%, 3/22/19	EUR	100	142,776
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)	USD	330	338,910

			481,686
Containers & Packaging — 0.0%
Rock Tenn Co., 4.00%, 3/01/23		35	33,911
Diversified Financial Services — 1.5%
Bank of America Corp.:
3.30%, 1/11/23		320	299,763
4.10%, 7/24/23		283	281,241
BP Capital Markets PLC, 2.75%, 5/10/23		115	105,034
Citigroup, Inc., 4.45%, 1/10/17		50	54,138

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	57

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
JPMorgan Chase & Co.:
3.25%, 9/23/22	USD	69	$65,094
3.20%, 1/25/23		90	84,197
Novus USA Trust, Series 2013-1, 1.56%, 2/28/14 (a)(b)		250	249,625

			1,139,092
Diversified Telecommunication Services — 2.3%
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		104	111,280
Level 3 Financing, Inc., 8.13%, 7/01/19		105	112,350
Verizon Communications, Inc.:
3.65%, 9/14/18		395	416,209
2.45%, 11/01/22		65	57,634
5.15%, 9/15/23		285	305,459
3.85%, 11/01/42		440	347,446
6.55%, 9/15/43		338	381,581

			1,731,959
Electric Utilities — 1.0%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		13	16,676
5.95%, 12/15/36		56	57,188
Duke Energy Carolinas LLC, 4.25%, 12/15/41		75	70,624
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		230	242,363
Georgia Power Co., 3.00%, 4/15/16		190	198,150
Jersey Central Power & Light Co., 7.35%, 2/01/19		55	65,978
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (b)		60	61,957

			712,936
Energy Equipment & Services — 1.0%
Transocean, Inc.:
5.05%, 12/15/16		135	147,945
2.50%, 10/15/17		215	215,577
6.00%, 3/15/18		270	304,227
6.50%, 11/15/20		90	100,462

			768,211
Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc., 4.00%, 4/11/43		65	57,947
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 2.65%, 10/01/18		27	27,012
Edwards Lifesciences Corp., 2.88%, 10/15/18		133	132,476

			159,488
Health Care Providers & Services — 0.8%
Coventry Health Care, Inc., 5.45%, 6/15/21		98	108,859
HCA, Inc., 7.25%, 9/15/20		225	244,687
Tenet Healthcare Corp., 6.25%, 11/01/18		110	117,425
UnitedHealth Group, Inc., 3.38%, 11/15/21		35	34,895
WellPoint, Inc.:
1.88%, 1/15/18		105	104,080
2.30%, 7/15/18		7	7,003

			616,949
Hotels, Restaurants & Leisure — 0.2%
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC:
8.00%, 10/01/20		77	77,000
11.00%, 10/01/21		85	85,000

			162,000

Corporate Bonds	Par (000)		Value
Household Products — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19	USD	200	$220,000
6.88%, 2/15/21		130	138,775

			358,775
Insurance — 1.7%
American International Group, Inc.:
3.80%, 3/22/17		190	202,067
5.45%, 5/18/17		85	95,014
3.38%, 8/15/20		135	135,082
4.88%, 6/01/22		122	130,877
4.13%, 2/15/24		75	75,052
AXA SA, 5.25%, 4/16/40 (a)	EUR	100	142,375
Manulife Financial Corp., 3.40%, 9/17/15	USD	90	93,771
Prudential Financial, Inc.:
4.75%, 9/17/15		136	145,921
5.38%, 6/21/20		110	124,088
4.50%, 11/15/20		110	118,184

			1,262,431
IT Services — 0.2%
International Business Machines Corp., 3.38%, 8/01/23		170	167,722
Life Sciences Tools & Services — 0.1%
Life Technologies Corp., 6.00%, 3/01/20		60	67,565
Media — 1.9%
CBS Corp.:
4.63%, 5/15/18		35	38,320
8.88%, 5/15/19		80	102,267
5.75%, 4/15/20		30	33,508
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		75	105,729
Comcast Corp.:
5.88%, 2/15/18		152	177,341
4.65%, 7/15/42		241	229,175
COX Communications, Inc.:
2.95%, 6/30/23 (b)		57	49,199
8.38%, 3/01/39 (b)		150	177,924
4.70%, 12/15/42 (b)		56	45,354
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22		80	74,668
NBCUniversal Media LLC:
5.15%, 4/30/20		246	278,955
4.38%, 4/01/21		30	32,297
4.45%, 1/15/43		79	73,014

			1,417,751
Metals & Mining — 0.4%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23		115	115,882
5.00%, 9/30/43		46	46,850
Novelis, Inc., 8.75%, 12/15/20		145	159,137

			321,869
Multi-Utilities — 0.2%
Dominion Resources, Inc., 1.95%, 8/15/16		145	147,956
Oil, Gas & Consumable Fuels — 2.9%
Apache Corp., 4.25%, 1/15/44		50	43,742
CONSOL Energy, Inc., 8.25%, 4/01/20		16	17,160

58	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Energy Transfer Partners LP:
4.15%, 10/01/20	USD	135	$138,742
3.60%, 2/01/23		90	83,834
Enterprise Products Operating LLC, 4.45%, 2/15/43		55	48,656
Laredo Petroleum, Inc., 7.38%, 5/01/22		70	74,200
Linn Energy LLC/Linn Energy Finance Corp., 6.75%, 11/01/19 (b)		86	81,055
MEG Energy Corp., 6.50%, 3/15/21 (b)		258	259,935
Murphy Oil Corp.:
2.50%, 12/01/17		125	124,071
4.00%, 6/01/22		29	27,733
3.70%, 12/01/22		69	64,312
Noble Energy, Inc.:
8.25%, 3/01/19		60	74,978
4.15%, 12/15/21		60	62,464
6.00%, 3/01/41		60	67,520
Noble Holding International Ltd.:
3.95%, 3/15/22		30	28,938
5.25%, 3/15/42		95	86,509
Peabody Energy Corp.:
6.00%, 11/15/18		12	11,970
6.25%, 11/15/21		73	70,810
Range Resources Corp., 5.75%, 6/01/21		25	26,250
Shell International Finance BV, 4.55%, 8/12/43		115	113,295
Total Capital International SA, 3.70%, 1/15/24		235	236,053
Western Gas Partners LP:
5.38%, 6/01/21		115	122,988
4.00%, 7/01/22		59	57,260
The Williams Cos., Inc.:
7.88%, 9/01/21		54	64,399
3.70%, 1/15/23		190	171,596

			2,158,470
Paper & Forest Products — 0.5%
International Paper Co., 4.75%, 2/15/22		326	343,329
Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		45	44,664
Real Estate Investment Trusts (REITs) — 0.1%
Ventas Realty LP/Ventas Capital Corp., 2.70%, 4/01/20		30	28,592
Vornado Realty LP, 5.00%, 1/15/22		50	52,424

			81,016
Real Estate Management & Development — 0.1%
Realogy Group LLC, 7.88%, 2/15/19 (b)(c)		90	98,325
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.00%, 3/15/23		134	126,092
Software — 0.2%
First Data Corp., 7.38%, 6/15/19 (b)		50	52,625
Oracle Corp.:
2.50%, 10/15/22		115	106,013
3.63%, 7/15/23		6	5,984

			164,622
Specialty Retail — 0.1%
QVC, Inc., 7.50%, 10/01/19 (b)		90	96,851
Thrifts & Mortgage Finance — 0.5%
Radian Group, Inc., 5.38%, 6/15/15		340	346,800
Trading Companies & Distributors — 0.3%
United Rentals North America, Inc., 7.63%, 4/15/22		180	195,750

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services — 1.2%
America Movil SAB de CV, 2.38%, 9/08/16	USD	205	$208,444
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		89	80,254
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		185	209,247
MetroPCS Wireless, Inc., 7.88%, 9/01/18		3	3,244
SBA Tower Trust, 5.10%, 4/15/42 (b)		14	15,112
Sprint Communications, Inc., 9.00%, 11/15/18 (b)		190	222,775
Sprint Corp., 7.88%, 9/15/23 (b)		115	117,300

			856,376
Total Corporate Bonds — 19.8%			14,745,382

Floating Rate Loan Interests (a) — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Motel 6, Term Loan, 10.00%, 10/15/17		150	154,113

Foreign Agency Obligations
Caixa Economica Federal, 2.38%, 11/06/17 (b)		150	140,250
Nexen, Inc.:
5.88%, 3/10/35		10	10,351
7.50%, 7/30/39		70	85,910
Petrobras International Finance Co., 3.88%, 1/27/16		330	340,490
Total Foreign Agency Obligations — 0.8%			577,001

Foreign Government Obligations	Par (000)		Value
Brazil — 0.1%
Federative Republic of Brazil, 7.13%, 1/20/37		50	58,750
Mexico — 0.4%
United Mexican States, 4.00%, 10/02/23		280	278,250
Russia — 0.2%
Russian Federation, 7.50%, 3/31/30 (d)		150	176,949
South Africa — 0.2%
Republic of South Africa, 5.50%, 3/09/20		140	150,325
Total Foreign Government Obligations — 0.9%			664,274

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 2.1%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37		559	431,023
Countrywide Home Loan Mortgage Pass-Through
Trust:
Series 2006-OA5, Class 2A1, 0.38%, 4/25/46 (a)		102	75,819
Series 2006-OA5, Class 3A1, 0.38%, 4/25/46 (a)		168	130,614
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 1A1, 2.60%, 3/27/37 (a)(b)		79	77,420
Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		274	272,631
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.33%, 12/25/36 (a)		127	99,305

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	59

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 3A1, 2.59%, 8/25/35 (a)	USD	64	$56,596
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.98%, 11/25/34 (a)		38	35,085
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 3.07%, 11/25/37 (a)		129	115,743
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.40%, 2/25/46 (a)		125	54,082
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 5.09%, 4/25/47 (a)		271	203,261

			1,551,579
Commercial Mortgage-Backed Securities — 11.8%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47		162	163,664
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		15	15,676
Series 2007-3, Class A1A, 5.86%, 6/10/49 (a)		187	205,241
Series 2007-3, Class A4, 5.86%, 6/10/49 (a)		290	322,806
Series 2007-3, Class AM, 5.86%, 6/10/49 (a)		100	110,502
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.48%, 11/15/15 (a)(b)		574	575,215
Banc of America Re-REMIC Trust, Series 2010-UB4, Class A4A, 5.01%, 12/20/41 (a)(b)		175	180,904
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (a)		30	32,148
Series 2006-PW14, Class A1A, 5.19%, 12/11/38		198	217,926
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		110	121,549
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (a)		114	127,425
Series 2007-PW17, Class A3, 5.74%, 6/11/50		147	151,790
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AJ, 4.96%, 5/15/43 (a)		170	172,380
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (a)		15	16,976
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class AM, 5.35%, 12/10/46		110	120,576
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		100	108,477
Series 2013-CR10, Class B, 4.96%, 8/10/46 (a)(b)		100	103,082
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		110	105,882
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		20	20,808
Credit Suisse Mortgage Capital Certificates:
Series 2007-TF2A, Class A3, 0.45%, 4/15/22 (a)(b)		200	190,591

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2010-RR2, Class 2A, 5.95%, 9/15/39 (a)(b)	USD	250	$276,796
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.18%, 3/15/18 (a)(b)		100	100,440
Deutsche Bank ReREMIC Trust:
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)		301	301,358
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		100	99,471
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		100	97,724
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class A4, 5.74%, 12/10/49		50	56,160
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)		65	70,753
Series 2007-GG9, Class AM, 5.48%, 3/10/39		57	59,599
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		180	158,348
GS Mortgage Securities Trust:
Series 2006-GG8, Class AJ, 5.62%, 11/10/39		75	71,704
Series 2006-GG8, Class AM, 5.59%, 11/10/39		40	43,340
Series 2007-GG10, Class A1A, 5.99%, 8/10/45 (a)		52	57,650
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.63%, 12/12/44 (a)		110	118,861
Series 2006-LDP9, Class AM, 5.37%, 5/15/47		30	32,102
Series 2007-CB18, Class A1A, 5.43%, 6/12/47 (a)		232	256,335
Series 2007-CB18, Class A3, 5.45%, 6/12/47		59	59,994
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (a)		214	241,944
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		165	183,221
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		171	184,383
Series 2013-C10, Class C, 4.30%, 12/15/47 (a)		35	32,573
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (a)		75	77,773
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)		76	85,007
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AJ, 5.46%, 11/12/37 (a)		100	105,027
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.58%, 4/12/49 (a)		131	133,010
Series 2007-HQ12, Class AM, 5.76%, 4/12/49 (a)		160	169,871
Series 2007-IQ13, Class A1A, 5.31%, 3/15/44		231	254,660
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		60	64,249
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (a)		88	96,302
Series 2007-IQ15, Class AM, 6.11%, 6/11/49 (a)		110	117,995

60	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)	USD	31	$31,718
Morgan Stanley ReREMIC Trust:
Series 2009-IO, Class B, 0.00%, 7/17/56 (b)(e)		134	130,262
Series 2011-IO, Class A, 2.50%, 3/23/51 (b)		64	64,495
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (b)		58	57,121
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (b)		100	96,469
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		120	120,346
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (b)		115	113,865
Queens Center Mortgage Trust, Series 2013-QCA, Class D, 3.47%, 1/11/37 (a)(b)		240	199,420
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.12%, 2/16/51 (a)(b)		380	412,672
S2 Hospitality LLC, Series 2012-LV1, Class A, 4.50%, 4/15/25 (b)		10	10,178
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		150	147,815
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C33, Class A4, 6.12%, 2/15/51 (a)		280	309,425
Series 2007-C33, Class AJ, 6.12%, 2/15/51 (a)		85	81,653
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		166	165,272
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4, 3.04%, 3/15/45		135	128,761

			8,739,740
Interest Only Commercial Mortgage-Backed Securities — 1.4%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		1,760	102,098
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA, 1.31%, 9/10/46		650	49,725
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR10, Class XA, 1.22%, 8/10/46 (a)		2,662	165,107
Series 2013-LC6, Class XA, 1.95%, 1/10/46 (a)		1,447	144,897
GS Mortgage Securities Corp. II:
Series 2013-GC10, Class XA, 1.92%, 2/10/46 (a)		1,346	148,451
Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		1,000	54,336
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class XA, 2.20%, 6/15/45 (a)		981	101,030
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, 1.89%, 2/15/46		495	50,950
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.86%, 3/15/45 (a)(b)		974	125,142
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.98%, 12/15/45 (a)(b)		870	97,725

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2013-C15, Class XA, 0.87%, 8/15/46 (a)	USD	899	$39,583

			1,079,044
Total Non-Agency Mortgage-Backed Securities — 15.3%			11,370,363

Other Interests (f)	Beneficial Interest (000)		Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (g)(h)		55	—
Lehman Brothers Holdings, Inc. (g)(h)		325	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts	Par (000)
Capital Markets — 0.0%
State Street Capital Trust IV, 1.25%, 6/01/77 (a)		20	15,600
Commercial Banks — 0.2%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (a)		120	119,400
Diversified Financial Services — 0.1%
JPMorgan Chase & Co., 5.15%, 12/29/49 (a)(i)		59	51,625
Insurance — 0.5%
American International Group, Inc., 8.18%, 5/15/68 (a)		60	70,230
MetLife Capital Trust IV, 7.88%, 12/15/67 (b)		100	112,500
Prudential Financial, Inc., 5.88%, 9/15/42 (a)		56	54,880
XL Group PLC, 6.50%, 12/29/49 (a)(i)		165	157,987

			395,597
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25%, 12/19/49 (b)(i)		100	99,000
Total Capital Trusts — 0.9%			681,222
Trust Preferreds	Shares
Diversified Financial Services — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (j)		6,917	190,010
Total Preferred Securities — 1.2%			871,232

Taxable Municipal Bonds	Par (000)		Value
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	95	100,843
5.50%, 6/15/43		115	123,027
Total Taxable Municipal Bonds — 0.3%			223,870

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	61

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 0.4%
FREMF Mortgage Trust:
Series 2012-K23, Class B, 3.78%, 10/25/45 (a)	USD	80	$71,959
Series 2012-K706, Class C, 4.16%, 11/25/44 (a)		17	15,630
Series 2012-K709, Class C, 3.74%, 4/25/45		80	74,096
Series 2012-K711, Class B, 3.68%, 8/25/45 (a)		90	86,734
Series 2013-K713, Class B, 3.27%, 4/25/20		15	13,722

			262,141
Commercial Mortgage-Backed Securities — 0.6%
Freddie Mac:
Series K027, Class A2, 2.64%, 1/25/23		165	156,955
Series K031, Class A2, 3.30%, 4/25/23 (a)		260	259,505

			416,460
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-52, Class EI, 4.00%, 3/25/43		94	11,646
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae, Series 2013-M5, Class X2, 2.53%, 1/25/21		298	40,394
Freddie Mac:
Series K019, Class X1, 1.88%, 3/25/22 (a)		257	28,846
Series K707, Class X1, 1.69%, 1/25/47 (a)		546	37,367
Series K710, Class X1, 1.91%, 5/25/19 (a)		438	36,480
Ginnie Mae, Series 2012-120, Class IO, 1.01%, 2/16/53 (a)		576	42,822

			185,909
Mortgage-Backed Securities — 42.1%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28 (k)		1,700	1,708,168
2.97%, 3/01/41 (a)		39	40,293
3.00%, 10/01/28-10/01/43 (k)		2,840	2,810,287
3.15%, 3/01/41 (a)		65	67,947
3.23%, 12/01/40 (a)		92	96,337
3.35%, 6/01/41 (a)		86	89,901
3.50%, 9/01/41 (a)		62	65,252
3.50%, 7/01/28-10/01/43 (k)		1,486	1,528,178
4.00%, 2/01/25-9/01/43		2,353	2,478,056
4.50%, 2/01/25-10/01/43 (k)		2,975	3,173,133
4.75%, 8/01/38 (a)		106	112,367
5.00%, 7/01/33-10/01/43 (k)		1,846	2,005,053
5.50%, 2/01/35-10/01/43 (k)		1,059	1,155,717
6.00%, 2/01/17-10/01/43 (k)		1,315	1,440,773
6.50%, 5/01/40		391	432,197
7.00%, 2/01/16		10	9,724
Freddie Mac Mortgage-Backed Securities:
2.50%, 10/01/28 (k)		400	402,312
3.00%, 10/01/28-10/01/43 (k)		698	691,067
3.03%, 2/01/41 (a)		94	98,213
3.50%, 10/01/43 (k)		2,600	2,639,000
4.00%, 10/01/43 (k)		1,100	1,148,234
4.50%, 10/01/41-10/01/43 (k)		893	950,045
4.87%, 4/01/38 (a)		110	115,958

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
5.00%, 10/01/43 (k)	USD	1,100	$1,184,973
5.50%, 10/01/43 (k)		200	216,687
6.00%, 6/01/35		103	112,660
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/43 (k)		800	790,625
3.50%, 7/15/43-10/15/43 (k)		1,300	1,340,548
4.00%, 11/20/40-10/15/43 (k)		1,025	1,086,845
4.50%, 5/20/41-10/15/43 (k)		2,037	2,201,904
5.00%, 7/15/39-10/15/43 (k)		764	830,381
5.50%, 5/20/36-10/15/43 (k)		213	233,499

			31,256,334
Total U.S. Government Sponsored Agency Securities — 43.3%			32,132,490

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.75%, 8/15/42		235	194,793
3.63%, 8/15/43		8,850	8,747,676
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		320	274,279
U.S. Treasury Inflation Indexed Notes:
0.13%, 1/15/23 (l)		1,002	974,641
0.38%, 7/15/23		1,977	1,967,212
U.S. Treasury Notes:
0.38%, 8/31/15 (c)		2,305	2,307,701
0.25%, 9/30/15		265	264,607
0.88%, 9/15/16 (c)		2,230	2,246,377
1.00%, 11/30/19 (c)		2,053	1,958,209
2.13%, 8/31/20		1,020	1,029,005
1.63%, 11/15/22		650	601,808
2.50%, 8/15/23 (c)		1,529	1,513,867
Total U.S. Treasury Obligations — 29.7%			22,080,175
Total Long-Term Investments (Cost — $96,586,555) — 130.5%			96,952,090

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements — 1.1%
Credit Suisse Securities (USA) LLC, 0.04% (Purchased on 9/17/13 to be repurchased at $443,693, collateralized by U.S. Treasury Notes, 2.00% due at 2/15/23, par and fair value of USD 474,000 and $451,448, respectively)		442	442,005
Credit Suisse Securities (USA) LLC, 0.05% (Purchased on 9/17/13 to be repurchased at $184,208, collateralized by U.S. Treasury Notes, 0.75% due at 12/31/17, par and fair value of USD 190,000 and $186,779, respectively)		185	185,013
Credit Suisse Securities (USA) LLC, 0.05% (Purchased on 9/17/13 to be repurchased at $362,554, collateralized by U.S. Treasury Bonds, 2.75% due at 11/15/42, par and fair value of USD 220,000 and $182,084, respectively)		178	178,200
Total Short-Term Securities (Cost — $805,217) — 1.1%			805,218

62	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

			Value
Total Investments Before Borrowed Bonds, Securities Sold Short and TBA Sale Commitments (Cost — $97,391,772*) — 131.6%			$97,757,308

Borrowed Bonds	Par (000)
U.S. Treasury Obligations — (1.1)%
U.S. Treasury Bonds, 2.75%, 11/15/42	USD	220	(182,084)
U.S. Treasury Notes:
0.75%, 12/31/17		190	(186,779)
2.00%, 2/15/23		474	(451,448)
Total Borrowed Bonds (Proceeds — $876,474) — (1.1)%			(820,311)
Securities Sold Short
U.S. Treasury Obligations — 0.0%
U.S. Treasury Notes, 1.50%, 8/31/18 (c)		10	(10,066)
Total Securities Sold Short (Proceeds — $10,038) — 0.0%			(10,066)

TBA Sale Commitments (k)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28	USD	400	$(402,250)
3.00%, 10/01/43		200	(195,375)
3.50%, 10/01/43		1,000	(1,017,969)
4.00%, 10/01/28-10/01/43		1,000	(1,054,922)
4.50%, 10/01/43		800	(854,375)
5.00%, 10/01/43		1,300	(1,409,689)
5.50%, 10/01/43		600	(653,531)
6.00%, 10/01/43		600	(656,250)
Freddie Mac Mortgage-Backed Securities:
4.00%, 10/01/43		400	(418,062)
4.50%, 10/01/43		100	(106,439)
5.00%, 10/01/43		500	(538,965)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/15/43		200	(206,313)
4.00%, 10/15/43		200	(210,939)
4.50%, 10/15/43		1,000	(1,077,813)
Total TBA Sale Commitments (Proceeds — $8,699,848) — (11.8)%			(8,802,892)
Total Investments Net of Borrowed Bonds, Securities Sold Shortand TBA Sale Commitments — 118.7%			88,124,039
Liabilities in Excess of Other Assets — (18.7)%			(13,862,070)

Net Assets — 100.0%			$74,261,969

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$97,416,273

Gross unrealized appreciation	$1,737,796
Gross unrealized depreciation	(1,396,761)

Net unrealized appreciation	$341,035

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All, or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Represents a zero-coupon bond. Rate shown reflects the annualized yield at date of purchase.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Non-income producing security.

(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(k)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(100,563)	$39
Citigroup Global Markets, Inc.	—	$1,641
Credit Suisse Securities (USA) LLC	$1,827,942	$28,543
Deutsche Bank Securities, Inc.	$1,951,631	$33,207
Goldman Sachs & Co.	$3,852,277	$121,324
J.P. Morgan Securities LLC	$(331,223)	$(28,590)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(12)	$(2,309)
Morgan Stanley & Co. LLC	$1,021,000	$36,720
Nomura Securities International, Inc.	—	$(1,641)

(l)	All or a portion of security has been pledged in connection with open financial futures contracts.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	63

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Reverse repurchase agreements outstanding as of September 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.10%	9/30/13	10/01/13	$2,307,881	$2,307,888
Credit Suisse Securities (USA) LLC	0.05%	9/30/13	10/01/13	1,331,029	1,331,031
Deutsche Bank Securities, Inc.	0.00%	10/24/12	Open	83,138	83,138
Deutsche Bank Securities, Inc.	0.03%	6/18/13	Open	1,947,500	1,947,670
Deutsche Bank Securities, Inc.	0.06%	9/30/13	10/01/13	2,246,725	2,246,729
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.00%	9/30/13	10/01/13	120,900	120,900
Total				$8,037,173	$8,037,356

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
22	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2013	USD	2,934,250	$34,323
177	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2013	USD	38,987,016	65,658
35	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2013	USD	4,236,641	22,020
1	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	249,188	206
1	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	248,725	598
9	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	2,236,050	5,828
10	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	2,480,875	1,051
(44)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	USD	5,561,187	(88,895)
(51)	Ultra Treasury Bonds	Chicago Board of Trade	December 2013	USD	7,246,781	(98,690)
Total						$(57,901)

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
USD	86,962	EUR	64,345	Barclays Bank PLC	10/24/13	$(92)

•	Centrally cleared credit default swaps — buy protection outstanding as of September 30, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized (Depreciation)
CDX.NA.HY Series 20 Version 1	5.00%	Chicago Mercantile	6/20/18	USD	770	$(16,417)

•	Over-the-counter credit default swaps — buy protection outstanding as of September 30, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid	Unrealized (Depreciation)
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD 340	$(19,324)	$6,792	$(26,116)

64	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Over-the-counter credit default swaps — sold protection outstanding as of September 30, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD	130	$(7,646)	$(18,400)	$10,754
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	1,670	(162,018)	(164,246)	2,228
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	1,670	(162,018)	(166,323)	4,305
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	50	(5,331)	(7,414)	2,083
Total							$(337,013)	$(356,383)	$19,370

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.50%[1]	3-month LIBOR	Chicago Mercantile	8/02/13	8/02/15	USD	18,510	$(31,447)
0.48%[1]	3-month LIBOR	Chicago Mercantile	9/23/13	9/23/15	USD	18,995	(9,797)
1.17%[1]	3-month LIBOR	Chicago Mercantile	3/02/15[2]	3/02/16	USD	1,840	(5,354)
1.24%[1]	3-month LIBOR	Chicago Mercantile	3/03/15[2]	3/03/16	USD	7,370	(26,901)
3.94%[3]	3-month LIBOR	Chicago Mercantile	8/29/18[2]	8/29/19	USD	1,840	4,465
4.02%[3]	3-month LIBOR	Chicago Mercantile	9/04/18[2]	9/04/19	USD	7,370	22,788
3.72%[3]	3-month LIBOR	Chicago Mercantile	9/03/13	9/03/43	USD	1,650	15,095
Total							$(31,151)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	Over-the-counter interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.56%[1]	3-month LIBOR	Deutsche Bank AG	7/02/12	7/02/14	USD	3,500	$(8,986)	—	$(8,986)
2.57%[2]	3-month LIBOR	Deutsche Bank AG	10/27/10	10/27/20	USD	200	7,233	—	7,233
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/11	5/16/21	USD	210	(16,780)	—	(16,780)
3.25%[1]	3-month LIBOR	UBS AG	7/05/11	7/05/21	USD	300	(21,732)	—	(21,732)
2.16%[1]	3-month LIBOR	Bank of America N.A.	5/28/13	5/28/23	USD	100	4,164	—	4,164
2.32%[2]	3-month LIBOR	Bank of America N.A.	5/31/13	5/31/23	USD	200	(5,441)	—	(5,441)
2.31%[1]	3-month LIBOR	Deutsche Bank AG	5/31/13	5/31/23	USD	100	2,831	—	2,831
3.04%[1]	3-month LIBOR	Bank of America N.A.	5/24/13	5/24/43	USD	1,265	132,094	—	132,094
3.05%[1]	3-month LIBOR	Deutsche Bank AG	5/24/13	5/24/43	USD	635	65,451	—	65,451
Total							$158,834	—	$158,834

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments or derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	65

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$10,277,781	$3,855,409	$14,133,190
Corporate Bonds	—	14,495,757	249,625	14,745,382
Floating Rate Loan Interests	—	—	154,113	154,113
Foreign Agency Obligations	—	577,001	—	577,001
Foreign Government Obligations	—	664,274	—	664,274
Non-Agency Mortgage-Backed Securities	—	10,738,858	631,505	11,370,363
Preferred Securities	$190,010	681,222	—	871,232
Taxable Municipal Bonds	—	223,870	—	223,870
U.S. Government Sponsored Agency Securities	—	32,132,490	—	32,132,490
U.S. Treasury Obligations	—	22,080,175	—	22,080,175
Short-Term Securities:
Borrowed Bond Agreements	—	805,218	—	805,218
Liabilities:
Investments:
Borrowed Bonds	—	(820,311)	—	(820,311)
Securities Sold Short	—	(10,066)	—	(10,066)
TBA Sale Commitments	—	(8,802,892)	—	(8,802,892)
Total	$190,010	$83,043,377	$4,890,652	$88,124,039

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$19,370	—	$19,370
Interest rate contracts	$129,684	254,121	—	383,805
Liabilities:
Credit contracts	—	(42,533)	—	(42,533)
Foreign currency exchange contracts	—	(92)	—	(92)
Interest rate contracts	(187,585)	(126,438)	—	(314,023)
Total	$(57,901)	$104,428	—	$46,527

[1]    Derivative financial instruments are swaps, foreign currency exchange contracts and financial futures contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

•     Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized as within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,855,614	—	—	$1,855,614
Foreign currency at value	8,763	—	—	8,763
Cash pledged for centrally cleared swaps	180,000	—	—	180,000
Liabilities:
Reverse repurchase agreements	—	$(8,037,356)	—	(8,037,356)
Total	$2,044,377	$(8,037,356)	—	$(5,992,979)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

66	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Total Return Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2012	$2,424,893	$450,122	$150,000	$1,051,518	$156,080	$4,232,613
Transfers into Level 3	500,000	—	—	199,375	—	699,375
Transfers out of Level 3[2]	(619,902)	—	—	(606,741)	(156,080)	(1,382,723)
Accrued discounts/premiums	574	(16)	—	327	—	885
Net realized gain (loss)	7,041	(68)	—	3,739	—	10,712
Net change in unrealized appreciation/depreciation[3]	(9,774)	(1,415)	4,489	(17,421)	—	(24,121)
Purchases	2,634,221	250,002	—	149,972	—	3,034,195
Sales	(1,081,644)	(449,000)	(376)	(149,264)	—	(1,680,284)
Closing Balance, as of September 30, 2013	$3,855,409	$249,625	$154,113	$631,505	—	$4,890,652

[2]

As of December 31, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $1,382,723 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2013 was $(15,618).

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	67

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
HLSS Servicer Advance Receivables Backed Notes:
Series 2013-T1, Class A1, 0.90%, 1/15/44 (a)	USD	1,367	$1,366,180
Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)		262	261,109
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)		556	556,938
Santander Drive Auto Receivables Trust, Series 2013-A, Class A2, 0.80%, 10/17/16 (a)		1,800	1,798,200
Total Asset-Backed Securities — 4.7%			3,982,427

Corporate Bonds
Commercial Banks — 7.1%
Bank of Scotland PLC, 5.25%, 2/21/17 (a)		150	167,558
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)		1,800	1,883,520
The Toronto-Dominion Bank:
2.20%, 7/29/15 (a)		2,100	2,163,210
1.63%, 9/14/16 (a)		1,785	1,819,808

			6,034,096
Diversified Financial Services — 0.1%
Northern Rock Asset Management PLC, 5.63%, 6/22/17 (a)		100	113,454
Thrifts & Mortgage Finance — 0.5%
Cie de Financement Foncier SA, 2.50%, 9/16/15 (a)		400	411,982
Total Corporate Bonds — 7.7%			6,559,532

Foreign Agency Obligations
Bank Nederlandse Gemeenten, 1.75%, 10/06/15 (a)		1,000	1,022,800

Foreign Government Obligations
Qatar — 0.3%
Qatar Government International Bond, 4.00%, 1/20/15		260	269,750

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities — 2.2%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 2.08%, 12/10/45 (b)	USD	5,370	$590,184
Series 2013-CR7, Class XA, 1.76%, 3/10/46 (b)		2,910	269,629
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.73%, 4/15/46 (b)		3,393	339,632
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.98%, 12/15/45 (a)(b)		5,418	608,420
Total Non-Agency Mortgage-Backed Securities — 2.2%			1,807,865

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 6.6%
Fannie Mae:
0.65%, 3/28/16		1,900	1,897,370
1.63%, 10/26/15		2,265	2,320,393
Federal Home Loan Bank, 1.95%, 7/24/18		1,345	1,358,993

			5,576,756
Commercial Mortgage-Backed Securities — 2.1%
Freddie Mac, Series K032, Class A2, 3.31%, 5/25/23		1,800	1,794,960
Interest Only Commercial Mortgage-Backed Securities — 2.5%
Freddie Mac:
Series K023, Class X1, 1.44%, 8/25/22 (b)		13,850	1,235,884
Series K024, Class X1, 1.02%, 9/25/22 (b)		2,272	139,888
Series K025, Class X1, 1.03%, 10/25/22 (b)		2,894	182,067
Series K027, Class X1, 0.96%, 1/25/23 (b)		2,324	137,667
Series K030, Class X1, 0.34%, 4/25/23 (b)		12,775	226,054
Series K712, Class X1, 1.51%, 11/25/19 (b)		2,594	176,573
Ginnie Mae:
Series 2002-83, Class IO, 0.00%, 10/16/42 (b)		5,365	21
Series 2003-109, Class IO, 0.00%, 3/16/43-11/16/43 (b)		5,021	688
Series 2004-9, Class IO, 0.28%, 3/16/34 (b)		3,007	11,040

			2,109,882

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated accordingto the following list:	LIBOR London Interbank Offered Rate	TBA To-Be-Announced

68	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities — 101.0%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28 (c)	USD	6,700	$6,737,688
2.97%, 3/01/41 (b)		77	80,587
3.00%, 10/01/28-10/01/43 (c)		8,389	8,356,333
3.15%, 3/01/41 (b)		98	101,920
3.23%, 12/01/40 (b)		121	126,308
3.35%, 6/01/41 (b)		172	179,803
3.50%, 9/01/41 (b)		125	130,503
3.50%, 7/01/28-10/01/43 (c)		9,672	9,870,134
4.00%, 2/01/25-10/01/43 (c)		8,988	9,443,886
4.50%, 6/01/26-10/01/43 (c)		5,999	6,410,972
5.00%, 10/01/28-10/01/43 (c)		4,331	4,674,582
5.50%, 11/01/21-10/01/43 (c)		2,101	2,285,176
6.00%, 4/01/35-10/01/43 (c)		2,139	2,343,715
6.50%, 5/01/40		1,101	1,216,388
Freddie Mac Mortgage-Backed Securities:
3.00%, 3/01/43-10/01/43 (c)		4,798	4,668,786
3.03%, 2/01/41 (b)		141	147,320
3.50%, 10/01/43 (c)		2,500	2,537,500
4.00%, 10/01/43 (c)		2,600	2,714,172
4.50%, 10/01/41-10/01/43 (c)		2,735	2,909,671
5.00%, 10/01/43 (c)		2,300	2,477,738
5.50%, 10/01/43 (c)		600	650,064
8.00%, 3/01/30-6/01/31		21	22,936
Ginnie Mae Mortgage-Backed Securities:
2.90%, 1/15/42		270	251,824
3.00%, 6/15/42-10/15/43 (c)		624	616,400
3.25%, 9/15/42		117	115,508
3.50%, 9/15/42-10/15/43 (c)		5,633	5,802,676
3.75%, 9/15/42		163	168,263
3.99%, 11/15/40		100	103,228
4.00%, 11/20/40-10/15/43 (c)		1,992	2,110,601
4.25%, 8/15/41		129	137,363
4.50%, 5/20/41-10/15/43 (c)		6,383	6,900,654
5.00%, 7/15/39-10/15/43 (c)		1,339	1,455,347

			85,748,046
Total U.S. Government Sponsored Agency Securities — 112.2%			95,229,644

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.63%, 8/15/43		4,375	4,324,416
U.S. Treasury Inflation Indexed Notes, 0.38%, 7/15/23		2,248	2,236,830
U.S. Treasury Notes:
0.25%, 11/30/14		1,315	1,316,490
0.38%, 8/31/15		4,320	4,325,063
0.63%, 11/30/17		8,460	8,287,492
1.50%, 8/31/18 (d)		4,050	4,076,896
1.38%, 9/30/18 (d)		4,015	4,012,177
1.00%, 11/30/19		361	344,332
2.13%, 8/31/20		1,315	1,326,609
1.63%, 11/15/22		619	573,107
2.50%, 8/15/23 (d)		3,850	3,810,899
Total U.S. Treasury Obligations — 40.8%			34,634,311
Total Long-Term Investments (Cost — $143,502,338) — 169.1%			143,506,329

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	4,175,014	$4,175,014
Total Short-Term Securities (Cost — $4,175,014) — 4.9%		4,175,014

Options Purchased		Value
(Cost — $222,400) — 0.2%		136,855
Total Investments Before Options Written and TBA Sale Commitments (Cost — $147,899,752*) — 174.2%		147,818,198

Options Written
(Premiums Received — $ 249,228) — (0.1)%		(141,690)

TBA Sale Commitments (c)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28	USD	1,300	(1,307,312)
3.00%, 10/01/28-10/01/43		3,200	(3,242,875)
3.50%, 10/01/43		5,800	(5,904,219)
4.00%, 10/01/43		3,600	(3,776,062)
4.50%, 10/01/43		5,400	(5,767,032)
5.00%, 10/01/43		2,300	(2,494,062)
5.50%, 10/01/43		1,600	(1,742,750)
6.00%, 10/01/43		1,000	(1,093,750)
Freddie Mac Mortgage-Backed Securities:
4.00%, 10/01/43		900	(940,641)
4.50%, 10/01/43		1,000	(1,064,375)
5.00%, 10/01/43		1,200	(1,293,516)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/15/43		5,600	(5,759,859)
4.00%, 10/15/43		300	(316,406)
4.50%, 10/15/43		5,100	(5,491,594)
Total TBA Sale Commitments (Proceeds — $39,652,621) — (47.4)%			(40,194,453)
Total Investments Net of Options Written and TBA Sale Commitments — 126.7%			107,482,055
Liabilities in Excess of Other Assets — (26.7)%			(22,626,663)

Net Assets — 100.0%			$84,855,392

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	69

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$147,949,967

Gross unrealized appreciation	$2,018,902
Gross unrealized depreciation	(2,150,671)

Net unrealized depreciation	$(131,769)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(301,688)	$117
Citigroup Global Markets, Inc.	$(1,149,625)	$13,223
Credit Suisse Securities (USA) LLC	$4,678,891	$105,684
Deutsche Bank Securities, Inc.	$6,750,992	$118,031
Goldman Sachs & Co.	$3,905,418	$112,449
J.P. Morgan Securities LLC	$1,325,531	$(7,070)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(4,634,328)	$(89,422)
Morgan Stanley & Co. LLC	$2,635,985	$35,453
Nomura Securities International, Inc.	$940,359	$7,453

(d)	All, or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	11,299,523	(7,124,509)	4,175,014	$3,197

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.05%	9/30/13	10/01/13	$3,060,750	$3,060,754
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.00%	9/30/13	10/01/13	4,080,375	4,080,375
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.11%	9/30/13	10/01/13	4,015,000	4,015,012
Total				$11,156,125	$11,156,141

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
14	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	3,490,025	$14,049
13	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2013	USD	1,733,875	21,657
334	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2013	USD	73,568,719	128,518
1	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	249,188	210
1	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	246,338	1,377
(64)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	USD	8,089,000	(73,727)
(83)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2013	USD	10,046,891	(118,486)
(8)	Ultra Treasury Bonds	Chicago Board of Trade	December 2013	USD	1,136,750	(29,443)
(7)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	1,736,613	(2,424)

70	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	Financial futures contracts as of September 30, 2013 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(16)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	3,961,600	(6,932)
(4)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	987,950	(6,329)
(9)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	2,211,075	(3,880)
Total						$(75,410)

•	Over-the-counter interest rate swaptions purchased as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
3-Year Interest Rate Swap	Barclays Bank PLC	Put	1.50%	Pay	3-month LIBOR	7/17/14	USD	6,500	$36,340
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.50%	Pay	3-month LIBOR	7/17/14	USD	13,000	73,585
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	600	26,930
Total									$136,855

•	Over-the-counter interest rate swaptions written as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount (000)	Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.55%	Pay	3-month LIBOR	11/19/13	USD	1,900	$(7,613)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	1.25%	Pay	3-month LIBOR	6/20/14	USD	500	(746)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.85%	Receive	3-month LIBOR	11/19/13	USD	1,900	(4,682)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	2.25%	Receive	3-month LIBOR	6/20/14	USD	500	(5,386)
3-Year Interest Rate Swap	Barclays Bank PLC	Put	1.90%	Receive	3-month LIBOR	7/17/14	USD	6,500	(21,252)
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.90%	Receive	3-month LIBOR	7/17/14	USD	13,000	(42,504)
3-Year Interest Rate Swap	Barclays Bank PLC	Put	2.30%	Receive	3-month LIBOR	7/17/14	USD	6,500	(13,098)
3-Year Interest Rate Swap	Deutsche Bank AG	Put	2.30%	Receive	3-month LIBOR	7/17/14	USD	13,000	(26,195)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	1,200	(20,214)
Total									$(141,690)

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.57%[1]	3-month LIBOR	Chicago Mercantile	6/25/13		6/25/15	USD	12,200	$(49,316)
0.48%[1]	3-month LIBOR	Chicago Mercantile	8/01/13		8/01/15	USD	12,400	(15,665)
0.50%[1]	3-month LIBOR	Chicago Mercantile	8/02/13		8/02/15	USD	21,580	(36,755)
0.53%[2]	3-month LIBOR	Chicago Mercantile	8/20/13		8/20/15	USD	24,800	48,658
0.59%[1]	3-month LIBOR	Chicago Mercantile	9/06/13		9/06/15	USD	7,300	(21,154)
0.55%[1]	3-month LIBOR	Chicago Mercantile	9/20/13		9/20/15	USD	27,100	(54,419)
0.48%[1]	3-month LIBOR	Chicago Mercantile	9/23/13		9/23/15	USD	21,645	(10,950)
1.17%[1]	3-month LIBOR	Chicago Mercantile	9/30/13	[3]	3/02/16	USD	2,140	(6,232)
1.24%[1]	3-month LIBOR	Chicago Mercantile	9/30/13	[3]	3/03/16	USD	8,570	(31,302)
3.94%[2]	3-month LIBOR	Chicago Mercantile	9/30/13	[3]	8/29/19	USD	2,140	5,187
4.02%[2]	3-month LIBOR	Chicago Mercantile	9/30/13	[3]	9/04/19	USD	8,570	26,477
2.46%[2]	3-month LIBOR	Chicago Mercantile	9/06/13		9/06/20	USD	2,100	44,638
2.27%[2]	3-month LIBOR	Chicago Mercantile	6/10/13		6/10/23	USD	500	(16,711)
2.38%[2]	3-month LIBOR	Chicago Mercantile	6/13/13		6/13/23	USD	600	(13,929)
2.37%[1]	3-month LIBOR	Chicago Mercantile	6/21/13		6/21/23	USD	2,100	52,688
2.75%[1]	3-month LIBOR	Chicago Mercantile	7/16/13		7/16/23	USD	900	(4,950)
2.71%[1]	3-month LIBOR	Chicago Mercantile	7/22/13		7/22/23	USD	900	(1,115)
2.96%[2]	3-month LIBOR	Chicago Mercantile	8/19/13		8/19/23	USD	200	4,126
3.02%[1]	3-month LIBOR	Chicago Mercantile	9/18/13		9/18/23	USD	1,700	(40,064)
3.76%[2]	3-month LIBOR	Chicago Mercantile	9/06/13		9/06/43	USD	1,500	27,601
3.91%[2]	3-month LIBOR	Chicago Mercantile	9/12/13		9/12/43	USD	2,500	113,672

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	71

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows: (concluded)

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.83%[1]	3-month LIBOR	Chicago Mercantile	9/16/13	9/16/43	USD	800	$(24,359)
3.80%[2]	3-month LIBOR	Chicago Mercantile	9/18/13	9/18/43	USD	800	18,925
Total							$15,051

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

•	Over-the-counter interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.36%[1]	3-month LIBOR	Citibank N.A.	12/20/10	12/20/15	USD	1,300	$61,438	—	$61,438
2.50%[1]	3-month LIBOR	Deutsche Bank AG	9/30/10	9/30/20	USD	300	6,691	—	6,691
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/19/10	10/19/20	USD	300	11,205	—	11,205
2.06%[1]	3-month LIBOR	BNP Paribas S.A.	2/05/13	2/05/23	USD	600	(29,156)	—	(29,156)
2.28%[1]	3-month LIBOR	Deutsche Bank AG	6/03/13	6/03/23	USD	700	(21,712)	—	(21,712)
2.82%[2]	3-month LIBOR	Credit Suisse International	4/17/13	4/17/43	USD	800	114,194	—	114,194
2.81%[2]	3-month LIBOR	Citibank N.A.	4/25/13	4/25/43	USD	1,200	175,596	—	175,596
2.77%[2]	3-month LIBOR	Bank of America N.A.	5/03/13	5/03/43	USD	800	123,114	—	123,114
3.07%[2]	3-month LIBOR	Citibank N.A.	5/17/13	5/17/43	USD	1,300	126,945	—	126,945
3.09%[2]	3-month LIBOR	Bank of America N.A.	5/20/13	5/20/43	USD	600	57,182	—	57,182
Total							$625,497	—	$625,497

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

•	Total return swaps outstanding as of September 30, 2013 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/39	USD	497	$6,044	$(5,847)	$11,891
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	784	9,544	(8,987)	18,531
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	732	8,908	(6,574)	15,482
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	234	(2,232)	(623)	(1,609)
Total						$22,264	$(22,031)	$44,295

[1]	Fund pays the total return of the reference entity and receives the floating rate.

[2]	Fund pays the floating rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

72	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,184,227	$1,798,200	$3,982,427
Corporate Bonds	—	6,559,532	—	6,559,532
Foreign Agency Obligations	—	1,022,800	—	1,022,800
Foreign Government Obligations	—	269,750	—	269,750
Non-Agency Mortgage-Backed Securities	—	1,807,865	—	1,807,865
U.S. Government Sponsored Agency Securities	—	93,434,684	1,794,960	95,229,644
U.S. Treasury Obligations	—	34,634,311	—	34,634,311
Short-Term Securities:
Money Market Fund	$4,175,014	—	—	4,175,014
Options Purchased:
Interest Rate Contracts	—	136,855	—	136,855
Liabilities:
Investments:
TBA Sale Commitments	—	(40,194,453)	—	(40,194,453)
Total	$4,175,014	$99,855,571	$3,593,160	$107,623,745

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$165,811	$1,064,241	—	$1,230,052
Liabilities:
Interest rate contracts	(241,221)	(521,088)	—	(762,309)
Total	$(75,410)	$543,153	—	$467,743

[1] Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$94,000	—	—	$94,000
Cash pledged as collateral for over-the-counter derivatives	260,000	—	—	260,000
Liabilities:
Reverse repurchase agreements	—	$(11,156,141)	—	(11,156,141)
Bank overdraft	—	(20,413)	—	(20,413)
Total	$354,000	$(11,176,554)	—	$(10,822,554)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013	73

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2012	—	—	—
Transfers into Level 3.	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	$4	$67	$71
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[1]	(1,747)	38,203	36,456
Purchases	1,799,943	1,756,690	3,556,633
Sales	—	—	—
Closing Balance, as of September 30, 2013	$1,798,200	$1,794,960	$3,593,160

[1]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2013 was $36,456.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

74	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: November 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: November 25, 2013